Quarterly Report
September 30, 2021
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 25.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,738,785	$36,601,424
DOMESTIC EQUITY — 4.3%
The Energy Select Sector SPDR Fund (a)(b)	120,413	6,272,313
INFLATION LINKED — 8.4%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (a)	581,746	12,274,841
INTERNATIONAL EQUITY — 23.6%
SPDR S&P Global Infrastructure ETF (a)	600,799	31,685,418
VanEck Vectors Agribusiness ETF	31,723	2,894,407
		34,579,825
INTERNATIONAL FIXED INCOME — 3.8%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	101,428	5,519,205
NATURAL RESOURCES — 27.9%
SPDR S&P Global Natural Resources ETF (a)	713,959	36,661,795
SPDR S&P Metals & Mining ETF (a)(b)	99,202	4,140,691
		40,802,486
REAL ESTATE — 6.8%
SPDR Dow Jones International Real Estate ETF (a)(b)	77,535	2,752,492
SPDR Dow Jones REIT ETF (a)(b)	69,109	7,286,162
		10,038,654
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $138,156,586)		146,088,748
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	239,951	$239,951
State Street Navigator Securities Lending Portfolio II (e)(f)	926,625	926,625
TOTAL SHORT-TERM INVESTMENTS (Cost $1,166,576)		$1,166,576
TOTAL INVESTMENTS — 100.6% (Cost $139,323,162)		147,255,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(922,656)
NET ASSETS — 100.0%		$146,332,668
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$146,088,748	$—	$—	$146,088,748
Short-Term Investments	1,166,576	—	—	1,166,576
TOTAL INVESTMENTS	$147,255,324	$—	$—	$147,255,324
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	524,888	$11,093,508	$2,155,981	$945,705	$1,811	$(30,754)	581,746	$12,274,841	$218,905
SPDR Dow Jones International Real Estate ETF	70,066	2,572,824	489,474	210,602	17,507	(116,711)	77,535	2,752,492	20,795
SPDR Dow Jones REIT ETF	49,905	5,234,535	2,618,993	533,240	75,805	(109,931)	69,109	7,286,162	48,951
SPDR FTSE International Government Inflation-Protected Bond ETF	87,385	4,931,135	1,188,498	397,033	12,365	(215,760)	101,428	5,519,205	63,461
SPDR S&P Global Infrastructure ETF	542,787	28,338,909	4,807,739	1,760,322	116,658	182,434	600,799	31,685,418	—
SPDR S&P Global Natural Resources ETF	605,103	32,070,459	7,054,588	1,382,143	182,146	(1,263,255)	713,959	36,661,795	—
SPDR S&P Metals & Mining ETF	113,854	4,902,553	1,039,433	1,718,138	78,907	(162,064)	99,202	4,140,691	6,456
State Street Institutional U.S. Government Money Market Fund, Class G Shares	606,310	606,310	915,517	1,281,876	—	—	239,951	239,951	16
State Street Navigator Securities Lending Portfolio II	12,421,543	12,421,543	48,869,911	60,364,829	—	—	926,625	926,625	17,070
The Energy Select Sector SPDR Fund	95,477	5,143,346	1,560,673	320,354	28,014	(139,366)	120,413	6,272,313	70,412
Total		$107,315,122	$70,700,807	$68,914,242	$513,213	$(1,855,407)		$107,759,493	$446,066
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 30.2%
Invesco KBW Premium Yield Equity REIT ETF	90,670	$2,098,104
iShares Mortgage Real Estate ETF (a)	148,391	5,368,786
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	436,018	17,057,024
SPDR Wells Fargo Preferred Stock ETF (a)(b)	174,597	7,587,986
		32,111,900
DOMESTIC FIXED INCOME — 47.0%
SPDR Blackstone Senior Loan ETF (b)	472,598	21,748,960
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	62,135	5,303,222
SPDR Bloomberg Barclays High Yield Bond ETF (b)	44,323	4,847,163
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	310,010	9,721,914
SPDR Portfolio Long Term Treasury ETF (b)	203,377	8,397,436
		50,018,695
INTERNATIONAL EQUITY — 12.8%
SPDR S&P Global Infrastructure ETF (b)	100,828	5,317,548
SPDR S&P International Dividend ETF (b)	217,441	8,256,235
		13,573,783
INTERNATIONAL FIXED INCOME — 9.9%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	418,263	10,582,054
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $105,840,956)		106,286,432
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 11.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	91,176	$91,176
State Street Navigator Securities Lending Portfolio II (e)(f)	11,584,716	11,584,716
TOTAL SHORT-TERM INVESTMENTS (Cost $11,675,892)		$11,675,892
TOTAL INVESTMENTS — 110.9% (Cost $117,516,848)		117,962,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%		(11,593,963)
NET ASSETS — 100.0%		$106,368,361
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$106,286,432	$—	$—	$106,286,432
Short-Term Investments	11,675,892	—	—	11,675,892
TOTAL INVESTMENTS	$117,962,324	$—	$—	$117,962,324
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Blackstone Senior Loan ETF	549,297	$25,426,958	$409,875	$3,920,709	$5,602	$(172,766)	472,598	$21,748,960	$268,514
SPDR Bloomberg Barclays Convertible Securities ETF	76,343	6,621,229	70,220	1,283,305	330,565	(435,487)	62,135	5,303,222	18,818
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	468,207	12,374,711	518,742	1,808,779	(31,882)	(470,738)	418,263	10,582,054	110,187
SPDR Bloomberg Barclays High Yield Bond ETF	81,478	8,959,321	102,483	4,177,364	38,384	(75,661)	44,323	4,847,163	76,175
SPDR Portfolio Long Term Corporate Bond ETF	310,973	9,882,722	1,809,749	1,849,605	103,225	(224,177)	310,010	9,721,914	78,469
SPDR Portfolio Long Term Treasury ETF	216,247	8,931,001	1,133,794	1,686,616	103,267	(84,010)	203,377	8,397,436	37,143
SPDR Portfolio S&P 500 High Dividend ETF	480,228	19,252,341	1,137,236	2,876,536	292,228	(748,245)	436,018	17,057,024	169,642
SPDR S&P Global Infrastructure ETF	117,732	6,146,788	109,341	1,005,553	39,849	27,123	100,828	5,317,548	—
SPDR S&P International Dividend ETF	279,929	11,029,202	294,899	2,801,234	107,235	(373,867)	217,441	8,256,235	90,102
SPDR Wells Fargo Preferred Stock ETF	201,783	8,922,844	177,838	1,363,702	(9,151)	(139,843)	174,597	7,587,986	104,179
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,137	85,137	1,367,023	1,360,984	—	—	91,176	91,176	16
State Street Navigator Securities Lending Portfolio II	10,114,067	10,114,067	108,228,484	106,757,835	—	—	11,584,716	11,584,716	28,685
Total		$127,746,321	$115,359,684	$130,892,222	$979,322	$(2,697,671)		$110,495,434	$981,930
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.7%
COMMODITIES — 3.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	420,379	$8,848,978
DOMESTIC EQUITY — 35.5%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	437,317	18,629,704
SPDR S&P 500 ETF Trust (a)	137,393	58,960,832
SPDR S&P MidCap 400 ETF Trust (a)(b)	11,762	5,656,111
The Communication Services Select Sector SPDR Fund (a)	70,868	5,677,236
The Consumer Staples Select Sector SPDR Fund (a)	41,069	2,827,190
The Materials Select Sector SPDR Fund (a)(b)	35,745	2,827,787
The Technology Select Sector SPDR Fund (a)	37,020	5,527,826
		100,106,686
DOMESTIC FIXED INCOME — 22.2%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	39,474	4,316,877
SPDR Portfolio Aggregate Bond ETF (a)(b)	626,523	18,701,712
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	394,855	14,420,105
SPDR Portfolio Long Term Corporate Bond ETF (a)	448,918	14,078,068
SPDR Portfolio Long Term Treasury ETF (a)	273,436	11,290,172
		62,806,934
INFLATION LINKED — 5.1%
SPDR Portfolio TIPS ETF (a)(b)	464,313	14,440,134
INTERNATIONAL EQUITY — 25.8%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,193,229	43,206,822
SPDR Portfolio Emerging Markets ETF (a)	335,107	14,252,101
SPDR Portfolio Europe ETF (a)	101,945	4,160,671
SPDR S&P Emerging Markets SmallCap ETF (a)(b)	48,318	2,833,851
SPDR S&P International Small Cap ETF (a)	218,048	8,391,577
		72,845,022
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	112,748	$2,852,524
REAL ESTATE — 3.0%
SPDR Dow Jones International Real Estate ETF (a)(b)	156,307	5,548,898
SPDR Dow Jones REIT ETF (a)(b)	26,635	2,808,128
		8,357,026
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $226,148,755)		270,257,304
SHORT-TERM INVESTMENTS — 19.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	11,765,360	11,765,360
State Street Navigator Securities Lending Portfolio II (e)(f)	43,794,971	43,794,971
TOTAL SHORT-TERM INVESTMENTS (Cost $55,560,331)		$55,560,331
TOTAL INVESTMENTS — 115.4% (Cost $281,709,086)		325,817,635
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.4)%		(43,570,732)
NET ASSETS — 100.0%		$282,246,903
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$270,257,304	$—	$—	$270,257,304
Short-Term Investments	55,560,331	—	—	55,560,331
TOTAL INVESTMENTS	$325,817,635	$—	$—	$325,817,635
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	105,951	$2,800,285	$279,277	$101,995	$(612)	$(124,431)	112,748	$2,852,524	$26,173
SPDR Bloomberg Barclays High Yield Bond ETF	104,639	11,506,104	3,109,182	10,266,381	552,970	(584,998)	39,474	4,316,877	70,207
SPDR Dow Jones International Real Estate ETF	74,309	2,728,626	3,292,432	194,279	22,107	(299,988)	156,307	5,548,898	42,835
SPDR Dow Jones REIT ETF	26,393	2,768,362	187,906	161,409	27,960	(14,691)	26,635	2,808,128	20,200
SPDR Portfolio Aggregate Bond ETF	239,071	7,174,521	20,814,729	9,196,215	40,445	(131,768)	626,523	18,701,712	60,837
SPDR Portfolio Developed World ex-US ETF	1,158,110	42,606,867	6,338,279	5,073,300	459,336	(1,124,360)	1,193,229	43,206,822	—
SPDR Portfolio Emerging Markets ETF	435,506	19,815,523	1,422,833	5,853,107	535,791	(1,668,939)	335,107	14,252,101	—
SPDR Portfolio Europe ETF	261,673	10,951,015	705,314	7,524,131	(63,380)	91,853	101,945	4,160,671	34,424
SPDR Portfolio Intermediate Term Corporate Bond ETF	467,736	17,165,911	822,356	3,496,407	22,254	(94,009)	394,855	14,420,105	57,312
SPDR Portfolio Long Term Corporate Bond ETF	461,225	14,657,731	744,661	1,140,298	36,485	(220,511)	448,918	14,078,068	107,200
SPDR Portfolio Long Term Treasury ETF	212,957	8,795,124	3,399,265	829,699	59,196	(133,714)	273,436	11,290,172	37,603
SPDR Portfolio Small Cap ETF	315,273	13,853,095	6,064,200	807,273	187,535	(667,853)	437,317	18,629,704	57,407
SPDR Portfolio TIPS ETF	461,214	14,362,204	997,524	902,410	65,760	(82,944)	464,313	14,440,134	283,156
SPDR S&P 500 ETF Trust	141,995	60,782,380	12,435,475	14,474,811	1,384,070	(1,166,282)	137,393	58,960,832	228,299
SPDR S&P Emerging Markets SmallCap ETF	47,193	2,893,875	168,347	100,264	23,379	(151,486)	48,318	2,833,851	—
SPDR S&P International Small Cap ETF	214,290	8,284,451	617,010	473,042	75,244	(112,086)	218,048	8,391,577	—
SPDR S&P MidCap 400 ETF Trust	11,391	5,593,095	398,215	211,839	87,060	(210,420)	11,762	5,656,111	15,507
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,881,145	4,881,145	9,058,051	2,173,836	—	—	11,765,360	11,765,360	374
State Street Navigator Securities Lending Portfolio II	42,661,109	42,661,109	377,819,927	376,686,065	—	—	43,794,971	43,794,971	57,576
The Communication Services Select Sector SPDR Fund	—	—	6,118,012	256,514	639	(184,901)	70,868	5,677,236	9,793
The Consumer Staples Select Sector SPDR Fund	—	—	6,018,398	3,083,936	7,629	(114,901)	41,069	2,827,190	17,922
The Materials Select Sector SPDR Fund	65,593	5,398,960	3,051,213	5,448,168	(281,001)	106,783	35,745	2,827,787	12,350
The Technology Select Sector SPDR Fund	41,332	6,103,083	282,876	937,366	95,123	(15,890)	37,020	5,527,826	10,113
Total		$305,783,466	$464,145,482	$449,392,745	$3,337,990	$(6,905,536)		$316,968,657	$1,149,288
See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 94.6% (a)
AEROSPACE & DEFENSE — 0.2%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50% 3.63%, 4/6/2026	$4,844,215	$4,748,469
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50% 3.63%, 4/6/2026	9,011,471	8,833,359
		13,581,828
AIR FREIGHT & LOGISTICS — 1.3%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75% 4.50%, 3/24/2026	49,241,022	49,268,351
Worldwide Express Operations, LLC Senior Secured 2021 1st Lien Term Loan, 2 Month USD LIBOR + 4.25% 5.00%, 7/26/2028	48,510,725	48,726,355
		97,994,706
AIRLINES — 3.3%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/20/2028	68,962,474	71,390,298
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 8/11/2028	5,439,093	5,468,546
American Airlines, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 1.84%, 6/27/2025	47,620,170	45,708,696
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25% 6.25%, 6/21/2027	29,386,243	31,250,507
Security Description	Principal Amount	Value
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027	$5,778,136	$6,153,368
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/21/2028	93,410,460	94,265,165
		254,236,580
AUTO COMPONENTS — 0.0% (b)
Wheel Pros, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.25%, 5/11/2028	3,384,849	3,387,658
BEVERAGES — 0.3%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 3/31/2028	20,484,132	20,482,903
BUILDING PRODUCTS — 0.7%
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 2 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027	54,335,802	54,240,171
Quikrete Holdings, Inc. Senior Secured 2021 Term Loan B1, 1/31/2027 (c)	1,150,000	1,147,918
		55,388,089
CAPITAL MARKETS — 0.1%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 2 Month USD LIBOR + 6.50% 7.00%, 8/2/2029	4,518,072	4,518,072
CHEMICALS — 1.9%
Ascend Performance Materials Operations LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.50%, 8/27/2026	10,565,235	10,706,387

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25% 5.25%, 8/1/2025	$8,420,444	$8,439,769
GEON Performance Solutions, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 8/18/2028	7,901,235	7,967,881
New Arclin U.S. Holding Corp.:
Senior Secured 2021 Delayed Draw Term Loan, 10/2/2028 (c)	1,676,165	1,677,565
Senior Secured 2021 Term Loan, 9/30/2028 (c)	11,481,730	11,491,317
NIC Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 12/29/2027	24,931,134	24,951,952
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 3/16/2027	49,669,906	49,790,356
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 10/28/2024	34,718,669	34,129,145
		149,154,372
COMMERCIAL SERVICES — 1.6%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 5/12/2028	59,296,928	59,414,632
3 Month USD LIBOR + 4.00% 4.75%, 3/1/2028	53,485,218	53,694,880
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 8/27/2025	5,798,141	5,813,825
VT Topco, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 8/1/2025 (c)	1,267,047	1,267,259
Security Description	Principal Amount	Value
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/1/2025	$7,240,265	$7,238,021
		127,428,617
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Asurion LLC:
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.13% 3.21%, 11/3/2023	2,000,000	1,991,040
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25% 5.33%, 1/31/2028	74,899,317	74,774,609
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25% 5.33%, 1/20/2029	80,995,000	80,721,642
Cast and Crew Payroll, LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.83%, 2/9/2026	1,571,526	1,567,487
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 3.63%, 7/24/2026	6,189,634	6,129,688
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 4.34%, 10/30/2026	28,821,121	28,903,982
Guidehouse LLP Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.00% 4.08%, 5/1/2025	1,510,359	1,515,086
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 3/13/2025	17,407,437	17,182,620
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75%, 5.25%, 7/28/2028	38,163,933	38,327,466

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Prime Security Services Borrower, LLC Senior Secured 2021 Term Loan, 12 Month USD LIBOR + 2.75%, 3.50%, 9/23/2026	$25,748	$25,749
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 4.38%, 7/30/2025	14,181,968	13,823,023
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 8/25/2024	25,678,713	25,800,173
West Corp. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 10/10/2024	54,507,187	53,791,235
		344,553,800
COMMUNICATIONS EQUIPMENT — 0.0% (b)
Avaya, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 4.00% 4.08%, 12/15/2027	1,433,568	1,437,052
CommScope, Inc. Senior Secured 2019 Term Loan B, 4/6/2026 (c)	1,994,911	1,988,886
		3,425,938
COMPUTER SERVICES — 0.8%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00% 5.08%, 1/4/2026	18,992,653	18,935,960
Genuine Financial Holdings, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.83%, 7/11/2025	38,399,535	38,120,562
Tempo Acquisition LLC Senior Secured Non-Extended Term Loan, 1 Month USD LIBOR + 2.75% 2.83%, 5/1/2024	1,933,747	1,933,138
		58,989,660
Security Description	Principal Amount	Value
COMPUTERS — 1.7%
Brave Parent Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00% 4.08%, 4/18/2025	$1,994,784	$1,996,570
Imprivata, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 12/1/2027	1,994,988	1,998,309
3 Month USD LIBOR + 5.00% 5.75%, 7/27/2028	97,071,833	97,193,173
Park Place Technologies, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00% 6.00%, 11/10/2027	3,019,493	3,022,950
Virtusa Corp. Senior Secured First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/11/2028	26,984,253	26,984,253
		131,195,255
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 5/17/2028	31,092,612	31,364,673
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25% 5.25%, 6/21/2024	21,544,149	21,401,850
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 3/31/2028	1,160,829	1,166,215
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 3/31/2028	5,544,041	5,569,765
KKR Apple Bidco, LLC Senior Secured 2021 2nd Lien Term Loan, 9/21/2029 (c)	9,648,543	9,823,471

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tutor Perini Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 8/13/2027	$981,090	$985,382
		70,311,356
CONSUMER PRODUCTS-MISC — 0.5%
Drive Chassis HoldCo, LLC Senior Secured 2019 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00% 7.12%, 4/10/2026	29,503,958	29,983,545
MI Windows and Doors, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 12/18/2027	10,478,518	10,512,573
		40,496,118
CONTAINERS & PACKAGING — 1.7%
Berlin Packaging LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 3/11/2028	17,086,957	17,088,751
BWAY Holding Co. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25% 3.33%, 4/3/2024	42,256,017	41,460,337
Charter NEX US, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 12/1/2027	11,301,848	11,339,823
Pretium PKG Holdings, Inc. Senior Secured 2021 1st Lien Term Loan, 10/2/2028 (c)	25,694,444	25,756,753
Proampac PG Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/3/2025	3,859,406	3,871,466
Ring Container Technologies Group, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 8/12/2028	24,264,955	24,322,584
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc.:
Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00% 4.00%, 10/17/2024	$877,470	$877,957
Senior Secured 2021 Delayed Draw Term Loan, 9/15/2028 (c)	954,401	957,183
Senior Secured 2021 Incremental Term Loan, 9/15/2028 (c)	6,728,526	6,748,140
		132,422,994
CONTAINERS-PAPER/PLASTIC — 0.0% (b)
Flex Acquisition Co. Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 2/23/2028	13,329	13,319
COSMETICS & TOILETRIES — 0.9%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75% 4.50%, 10/1/2026	66,004,357	66,264,415
DIVERSIFIED FINANCIAL SERVICES — 6.3%
Advisor Group, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 4.58%, 7/31/2026	60,745,353	60,921,211
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 7/27/2028	13,087,248	13,103,607
Atlas CC Acquisition Corp:
Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 5/25/2028	18,162,548	18,254,632
Senior Secured Term Loan C, 3 Month USD LIBOR + 4.25% 5.00%, 5/25/2028	3,694,077	3,712,807
Deerfield Dakota Holding, LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75% 4.75%, 4/9/2027	75,878,816	76,192,954

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DirecTV Financing, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5%, 5.75%, 7/22/2027	$143,510,768	$143,764,783
Edelman Financial Center, LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.83%, 7/20/2026	19,509,231	19,685,984
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.25%, 4/7/2028	76,411,884	76,352,283
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75% 4.83%, 3/27/2026	24,904,066	24,812,792
S&S Holdings LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.00% 5.50%, 3/11/2028	9,950,000	9,900,250
Superannuation and Investments US LLC Senior Secured USD Term Loan, 9/24/2028 (c)	20,833,333	20,755,208
William Morris Endeavor Entertainment, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 2.84%, 5/18/2025	23,416,190	23,008,514
		490,465,025
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Altice France S.A. Senior Secured USD Term Loan B12, 3 Month USD LIBOR + 3.69% 3.81%, 1/31/2026	2,000,000	1,987,750
Telesat Canada Senior Secured Term Loan B5, 2 Month USD LIBOR + 2.75% 2.86%, 12/7/2026	182,241	165,244
		2,152,994
Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.1%
DiversiTech Holdings, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 12/2/2024	$1,297,471	$1,298,691
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 12/2/2024	6,483,566	6,515,984
		7,814,675
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.50%, 7/26/2024	17,471,266	17,506,733
ENTERTAINMENT — 3.8%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00% 3.08%, 4/22/2026	119,478,546	111,098,918
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 2.50% 3.50%, 2/28/2025	145,619,967	120,439,362
Senior Secured 2019 Incremental Term Loan, 3 Month USD LIBOR + 2.75% 3.75%, 9/30/2026	55,856,111	45,836,921
Motion Finco S.a.r.l. Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25% 3.38%, 11/12/2026	10,618,794	10,303,204
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50% 2.63%, 1/23/2025	3,992,513	3,937,616
		291,616,021

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTALLY FRIENDLY — 0.4%
Robertshaw U.S. Holding Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.50%, 2/28/2025	$32,154,592	$31,220,179
FOOD PRODUCTS — 0.2%
Chobani, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 10/20/2027	15,893,551	15,954,582
FOOD-MISC/DIVERSIFIED — 0.3%
Skopima Merger Sub Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 5/12/2028	20,000,000	19,907,500
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.5%
Apex Tool Group, LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.25% 6.50%, 8/1/2024	36,902,289	37,001,557
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Carestream Health, Inc.:
Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.50% 5.50%, 8/8/2023	19,547,958	19,238,514
Senior Secured 2020 Extended Term Loan, 3 Month USD LIBOR + 6.75% 7.75%, 5/8/2023	4,986,497	5,016,641
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 10/1/2027	70,559,039	70,823,635
		95,078,790
HEALTH CARE PROVIDERS & SERVICES — 9.2%
AHP Health Partners, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 8/4/2028	6,620,297	6,647,208
Security Description	Principal Amount	Value
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75% 3.83%, 2/27/2026	$1,994,886	$1,980,552
Cambrex Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 12/4/2026	1,658,492	1,662,928
CHG Healthcare Services, Inc.:
Senior Secured 2017 1st Lien Term Loan B, 6/7/2023 (c)	3,000,000	3,001,365
Senior Secured 2021 Term Loan, 9/29/2028 (c)	6,370,656	6,387,730
Covenant Surgical Partners, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 1 Month USD LIBOR + 4.00% 4.08%, 7/1/2026	505,237	498,290
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.00% 4.09%, 7/1/2026	2,476,099	2,442,053
Curia Global, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 8/30/2026	17,739,704	17,778,465
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.83%, 10/10/2025	164,085,050	146,511,541
Envision Healthcare Corporation Senior Secured 2018 Revolver, 10/11/2023 (c)	11,164,500	9,978,272
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25% 4.25%, 7/27/2023	33,332,089	33,379,587
Global Medical Response, Inc.:
Senior Secured 2017 Term Loan B2, 6 Month USD LIBOR + 4.25% 5.25%, 3/14/2025	52,199,488	52,467,010
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 10/2/2025	35,374,840	35,556,136

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.50% 3.00%, 7/3/2028	$291,598	$292,893
Senior Secured US Term Loan, 3 Month USD LIBOR + 2.50% 3.00%, 7/3/2028	72,652	72,974
National Mentor Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3.75%, 3/2/2028	1,306,472	1,308,105
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 2/18/2028	67,164,836	67,248,792
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75% 4.50%, 3/2/2028	2,241,406	2,244,208
NMSC Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.00% 6.00%, 4/19/2023	12,438,469	12,450,907
PPD, Inc. Senior Secured Initial Term Loan, 1 Month USD LIBOR + 2.00% 2.50%, 1/13/2028	29,983,633	29,971,189
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75% 3.83%, 11/16/2025	2,000,000	1,999,650
Surgery Center Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/31/2026	92,886,197	93,150,459
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 3.75%, 2/6/2024	83,112,703	81,242,668
U.S. Anesthesia Partners, Inc.:
Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.00% 4.00%, 6/23/2024	47,951,251	47,976,905
Senior Secured 2021 Term Loan, 10/1/2028 (c)	29,090,909	29,170,473
Security Description	Principal Amount	Value
Unified Physician Management, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25% 5.00%, 12/16/2027	$23,057,362	$23,123,652
		708,544,012
HEALTH CARE TECHNOLOGY — 1.7%
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50% 3.50%, 3/1/2024	134,448,677	134,455,399
HOME FURNISHINGS — 0.8%
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Delayed Draw Term Loan, 7/31/2028 (c)	6,366,690	6,394,544
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 7/31/2028	52,605,907	52,836,058
		59,230,602
HOTELS, RESTAURANTS & LEISURE — 5.0%
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 8/17/2028	14,560,406	14,546,792
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50% 3.25%, 10/4/2023	98,378,698	98,040,275
Motion Finco S.a.r.l. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25% 3.38%, 11/12/2026	81,306,214	78,889,793
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/1/2028	43,657,220	43,759,596
Recess Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 3.75% 4.75%, 9/30/2024	20,259,884	20,217,744

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75% 2.83%, 8/14/2024	$2,294,057	$2,277,723
Travel Leaders Group, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 1/25/2024	18,593,611	17,454,753
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2020 Super Priority Term Loan, 2/28/2025 (c)	55,405,870	57,612,132
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 6.75% 6.88%, 5/29/2026	67,196,388	58,040,880
		390,839,688
HOUSEHOLD PRODUCTS — 0.5%
Champ Acquisition Corp. Senior Secured Term Loan, 6 Month USD LIBOR + 5.50% 5.67%, 12/19/2025	37,681,215	37,940,273
INDUSTRIAL CONGLOMERATES — 0.7%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 7/21/2028 (c)	875,000	874,453
Anvil International, LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 5.00% 5.09%, 5/28/2026	15,112,168	15,055,497
Fluid-Flow Products, Inc.:
Senior Secured Delayed Draw Term Loan, 1.88%, 3/31/2028	3,413,379	3,412,662
Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 3/31/2028	17,440,044	17,436,382
Magenta Buyer LLC Senior Secured 2021 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25% 9.00%, 5/3/2029	17,916,667	17,916,667
		54,695,661
Security Description	Principal Amount	Value
INSURANCE — 0.4%
Acrisure, LLC Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 3.75% 3.88%, 2/15/2027	$6,736,842	$6,722,830
Alliant Holdings Intermediate, LLC Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75% 4.25%, 11/5/2027	14,426,096	14,458,193
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 3.58%, 2/12/2027	3,865,148	3,846,615
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 11/12/2027	2,992,462	2,990,053
NFP Corp. Senior Secured 2020 Term Loan, 2/15/2027 (c)	2,000,000	1,983,220
OneDigital Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.50% 5.25%, 11/16/2027	536,417	539,325
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 12/31/2025	0	0
		30,540,236
INTERACTIVE MEDIA & SERVICES — 0.8%
Ivanti Software, Inc.:
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 12/1/2027	56,881,472	57,143,695
Senior Secured 2021 Add On Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 12/1/2027	3,336,292	3,345,884
		60,489,579
INTERNET & CATALOG RETAIL — 3.0%
Endure Digital, Inc. Senior Secured Term Loan, 2/10/2028	118,060,968	117,603,481

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Shutterfly, Inc. Senior Secured 2021 Term Loan, 9/25/2026 (c)	$48,000,000	$48,120,000
White Cap Buyer LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 10/19/2027	66,511,020	66,756,446
		232,479,927
IT SERVICES — 1.1%
Ahead Data Blue, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 10/18/2027	35,618,723	35,804,118
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 6/2/2028	36,197,875	36,205,476
TierPoint, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 5/5/2026	9,880,282	9,911,158
		81,920,752
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 1.84%, 3/31/2025	3,811,946	3,702,829
LEISURE&REC/GAMES — 0.6%
AP Gaming I, LLC Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 2/15/2024	45,060,539	44,882,100
LIFE SCIENCES TOOLS & SERVICES — 0.2%
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 5.50%, 2/4/2027	11,987,188	12,060,250
Parexel International Corporation Senior Secured 2021 1st Lien Term Loan, 8/11/2028 (c)	2,000,000	2,002,820
		14,063,070
Security Description	Principal Amount	Value
MACHINERY — 0.4%
American Trailer World Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 3/3/2028	$7,357,903	$7,333,070
Blount International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75% 4.75%, 4/12/2023	7,409,461	7,429,948
Engineered Machinery Holdings, Inc. Senior Secured 2021 USD Incremental Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 5/19/2028	15,050,167	15,059,574
Madison IAQ LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 6/21/2028	327,692	327,623
		30,150,215
MACHINERY-CONSTRUCTION & MINING — 0.2%
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.63%, 8/21/2026	17,471,446	17,136,955
MEDIA — 2.5%
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 3.08%, 5/1/2026	4,800,000	4,770,504
MH Sub I, LLC:
Senior Secured 2017 1st Lien Term Loan, 9/13/2024	2,644,152	2,639,789
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 9/13/2024	43,207,374	43,369,401
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 6.34%, 2/12/2029	20,389,516	20,749,493
Radiate Holdco, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 9/25/2026	96,822,331	96,850,409

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Recorded Books, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00% 4.08%, 8/29/2025	$11,824,316	$11,852,044
Univision Communications Inc. Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 3/15/2026	1,715,924	1,716,156
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75% 2.83%, 3/15/2024	3,400,000	3,401,649
Vertical US Newco, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 7/30/2027	1,995,000	2,001,095
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25% 4.25%, 8/18/2023	5,993,776	6,005,015
		193,355,555
MISCELLANEOUS MANUFACTUR — 0.3%
Hyperion Materials & Technologies, Inc. Senior Secured 2021 Term Loan B, 8/30/2028 (c)	7,965,741	7,990,634
LTI Holdings, Inc.:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.83%, 9/6/2026	1,928,424	1,926,013
Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.58%, 9/6/2025	11,299,277	11,165,099
		21,081,746
MRI/MEDICAL DIAG IMAGING — 1.1%
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25% 4.33%, 7/9/2025	81,803,644	81,843,319
Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 3.0%
BCP Raptor, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25% 5.25%, 6/24/2024	$90,691,427	$90,521,381
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00% 4.15%, 2/7/2025	41,069,657	41,002,303
EG Group Limited:
Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.13%, 2/7/2025	4,612,963	4,605,398
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 4.75%, 3/31/2026	8,299,863	8,310,238
Lucid Energy Group II, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00% 4.00%, 2/17/2025	49,107,471	48,677,780
Oryx Midstream Services Permian Basin LLC Senior Secured Term Loan B, 10/5/2028 (c)	32,386,364	32,224,432
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00% 3.50%, 6/23/2025	8,181,739	8,062,858
		233,404,390
PHARMACEUTICALS — 0.8%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50% 3.63%, 5/4/2025	28,045,789	27,724,525
Jazz Financing Lux S.a.r.l. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 5/5/2028	2,992,500	2,999,996
Padagis LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.25%, 7/6/2028	27,266,304	27,317,429

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PetVet Care Centers, LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50% 4.25%, 2/14/2025	$4,545,665	$4,552,778
		62,594,728
PIPELINES — 1.3%
Oryx Midstream Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 5/22/2026	100,579,721	100,634,034
PROFESSIONAL SERVICES — 0.9%
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75% 4.75%, 2/21/2025	41,967,885	41,650,188
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 8/31/2028	17,148,406	17,079,812
Solenis Holdings LLC Senior Secured 2021 USD Term Loan B, 9/21/2028 (c)	9,062,500	9,061,548
		67,791,548
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50% 4.50%, 6/30/2024	109,428,749	87,474,606
RETAIL-BUILDING PRODUCTS — 2.5%
LBM Acquisition LLC:
Senior Secured 2021 Incremental Delayed Draw Term Loan B2, 12/17/2027 (c)	14,638,176	14,522,315
Senior Secured 2021 Incremental Term Loan B2, 12/17/2027 (c)	23,716,761	23,529,043
Senior Secured Term Loan B,3 Month USD LIBOR + 3.75%, 4.50%, 12/17/2027	126,619,641	125,617,447
Park River Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 12/28/2027	32,188,121	32,097,672
		195,766,477
Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 0.8%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 5.25%, 12/16/2025	$27,197,109	$27,277,885
IRB Holding Corp Senior Secured 2020 Fourth Amendment Incremental Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 12/15/2027	26,990,192	27,064,010
Tacala, LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 2/5/2027	10,567,128	10,552,281
		64,894,176
SOFTWARE — 16.3%
Applied Systems, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50% 6.25%, 9/19/2025	5,714,957	5,809,854
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 5.00%, 5/8/2028	12,682,927	12,764,859
Athenahealth, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.25% 4.38%, 2/11/2026	54,530,143	54,755,080
Banff Merger Sub Inc Senior Secured 2021 USD 2nd Lien Term Loan, 2/27/2026 (c)	14,992,441	15,189,217
Banff Merger Sub, Inc. Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 3.75% 3.88%, 10/2/2025	38,455,370	38,295,203
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 4/29/2024 (c)	1,750,000	1,751,549
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 6/29/2026	67,253,012	67,776,577

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cloudera, Inc. Senior Secured 2021 Term Loan, 10/8/2028 (c)	$41,715,481	$41,728,622
ConnectWise, LLC Senior Secured 2021 Term Loan B, 9/29/2028 (c)	23,924,717	23,912,754
Cornerstone OnDemand, Inc. Senior Secured 2021 Term Loan, 10/16/2028 (c)	13,524,590	13,520,398
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 10/16/2026	27,787,825	27,826,450
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00% 7.08%, 2/16/2029	30,245,434	30,595,071
ECI Macola Max Holdings, LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/9/2027	17,440,337	17,457,777
Ensono, LP Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00% 4.75%, 5/19/2028	28,571,429	28,681,571
Epicor Software Corp.:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75% 8.75%, 7/31/2028	3,632,899	3,742,794
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 4.00%, 7/30/2027	1,994,962	1,997,007
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50% 4.50%, 6/13/2024	103,573,226	102,886,017
Flexera Software LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 3/3/2028	25,893,639	25,952,288
Gigamon, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 3.75% 4.50%, 12/27/2024	1,550,594	1,553,750
Security Description	Principal Amount	Value
Greeneden U.S. Holdings II, LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00% 4.75%, 12/1/2027	$76,131,476	$76,478,255
Help/Systems Holdings, Inc Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 11/19/2026	64,688,562	64,890,714
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 7/1/2024	24,295,426	24,351,062
Idera, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 3/2/2028	39,373,130	39,426,481
I-Logic Technologies Bidco, Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.50%, 2/16/2028	4,304,315	4,324,309
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 1/12/2026	25,509,643	25,589,360
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75% 8.75%, 1/10/2027	5,398,559	5,405,334
Informatica LLC Senior Secured 2020 USD 2nd Lien Term Loan, 7.13%, 2/25/2025	587,888	597,441
ION Trading Finance Limited Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75% 4.92%, 4/1/2028	20,759,804	20,827,377
MA FinanceCo., LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 4.25% 5.25%, 6/5/2025	10,149,648	10,233,687
Mitchell International, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25% 7.33%, 12/1/2025	4,297,287	4,304,206

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Add-On Term Loan, 1 Month USD LIBOR + 4.25% 4.75%, 11/29/2024	$23,280,846	$23,324,497
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 10/22/2026	1,994,937	1,998,677
Polaris Newco LLC Senior Secured USD Term Loan B, 6 Month USD LIBOR + 4.00% 4.50%, 6/2/2028	87,261,988	87,553,006
Project Angel Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 5/30/2025	3,472,962	3,475,689
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.75% 5.75%, 7/5/2024	2,246,069	2,257,996
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.75% 5.75%, 7/7/2024	27,986,248	28,146,609
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25% 4.00%, 3/3/2028	7,612,887	7,612,887
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 4.38%, 5/16/2025	18,740,803	18,737,429
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25% 8.38%, 5/18/2026	6,386,053	6,382,860
RealPage, Inc Senior Secured 1st Lien Term Loan, 4/24/2028	6,392,344	6,375,916
Rocket Software, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25% 4.33%, 11/28/2025	11,067,827	10,992,455
Security Description	Principal Amount	Value
Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 4.25% 4.75%, 11/28/2025	$12,468,750	$12,440,197
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 12/17/2027	3,242,456	3,229,794
Senior Secured 2021 Term Loan B2, 12/17/2027	5,168,667	5,148,483
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 10/7/2027	36,487,781	36,666,389
Sovos Compliance, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50% 5.00%, 8/11/2028	10,681,687	10,757,367
Ultimate Software Group, Inc. Senior Secured 2020 2nd Lien Incremental Term Loan, 3 Month USD LIBOR + 6.75% 7.50%, 5/3/2027	22,919,026	23,367,781
Veritas US, Inc. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 5.00% 6.00%, 9/1/2025	60,278,002	60,635,752
Virgin Pulse, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 3/30/2028	17,149,310	17,170,747
Virtusa Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.75%, 2/11/2028	26,916,623	27,024,290
Vision Solutions, Inc. Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 5.00%, 4/24/2028	68,275,744	68,264,820
Weld North Education, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 12/21/2027	11,756,369	11,783,938
		1,265,972,643

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 3.1%
K-Mac Holdings Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 7/21/2028	$6,021,390	$5,998,058
Michaels Companies, Inc. Senior Secured 2021 Term Loan B, 4/15/2028	66,641,820	66,785,433
Petco Health and Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 4.00%, 3/3/2028	12,165,569	12,177,492
PetSmart, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.75% 4.50%, 2/12/2028	91,431,322	91,757,731
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 6/2/2028	66,235,128	66,304,012
		243,022,726
STEEL-PRODUCERS — 0.1%
Phoenix Services International, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 3/1/2025	8,954,099	8,903,777
TELECOMMUNICATION EQUIP — 0.8%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00% 4.12%, 8/14/2026	11,633,213	11,618,671
Cyxtera DC Holdings, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 5/1/2024	28,580,014	28,416,680
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 12/1/2027	19,314,168	19,365,833
		59,401,184
Security Description	Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 12/15/2024	$67,340,620	$66,172,597
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 2/3/2028	1,995,000	1,983,599
Pro Mach Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 5.00%, 8/31/2028	20,484,171	20,601,238
		22,584,837
TRANSPORT-AIR FREIGHT — 0.8%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 12/11/2026	62,265,260	60,903,207
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,254,946,195)		7,319,436,584
	Shares
WARRANTS — 0.0% (b)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (b)
Carestream Health Holdings (expiring 12/31/49) (d) (Cost $0)	372	1,469,524
TOTAL WARRANTS (Cost $0)		1,469,524
	Principal Amount
CORPORATE BONDS & NOTES — 7.4%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc.:
4.63%, 1/15/2029	2,740,000	2,733,150
5.50%, 11/15/2027	3,000,000	3,087,090

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 3/15/2026 (e)	$7,424,000	$7,763,500
		13,583,740
AIRLINES — 0.0% (b)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (e)	3,260,000	3,426,032
AUTO PARTS & EQUIPMENT — 0.3%
GC EOS Buyer, Inc. 9.25%, 8/1/2025 (e)	21,000,000	22,518,510
COMMERCIAL SERVICES — 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 6/1/2029 (e)	2,817,000	2,783,083
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.38%, 3/1/2029 (e)	2,000,000	2,112,720
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (e)	13,235,000	13,689,358
Team Health Holdings, Inc. 6.38%, 2/1/2025 (e)	54,113,000	52,256,383
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (e)	4,400,000	4,592,192
		75,433,736
COMPUTERS — 0.1%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (e)	3,488,000	3,819,813
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AG Issuer LLC 6.25%, 3/1/2028 (e)	3,827,000	4,012,495
NFP Corp.:
4.88%, 8/15/2028 (e)	6,349,000	6,453,885
6.88%, 8/15/2028 (e)	10,484,000	10,700,495
		21,166,875
ELECTRIC — 0.0% (b)
Calpine Corp. 5.00%, 2/1/2031 (e)	1,450,000	1,449,753
ENTERTAINMENT — 1.0%
AMC Entertainment Holdings, Inc. 12.00%, 6/15/2026 (e)	49,896,000	48,261,407
Cinemark USA, Inc.:
5.25%, 7/15/2028 (e)	10,000,000	9,847,700
5.88%, 3/15/2026 (e)	20,974,000	21,181,852
		79,290,959
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.2%
Envision Helthcare Corp. 8.75%, 10/15/2026 (e)	$13,588,000	$11,058,594
US Acute Care Solutions LLC 6.38%, 3/1/2026 (e)	3,788,000	3,995,772
		15,054,366
INSURANCE — 0.1%
AssuredPartners, Inc. 5.63%, 1/15/2029 (e)	2,632,000	2,648,845
HUB International, Ltd. 7.00%, 5/1/2026 (e)	5,000,000	5,170,300
		7,819,145
INTERNET — 0.7%
Endure Digital, Inc. 6.00%, 2/15/2029 (e)	21,000,000	19,950,210
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (e)	29,421,000	31,794,392
		51,744,602
MEDIA — 1.1%
Altice Financing SA:
5.00%, 1/15/2028 (e)	2,039,000	1,944,594
5.75%, 8/15/2029 (e)	26,972,000	26,133,440
Audacy Capital Corp. 6.75%, 3/31/2029 (e)	2,500,000	2,520,450
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.88%, 8/15/2027 (e)	5,952,000	6,214,007
DISH DBS Corp.:
5.13%, 6/1/2029	9,533,000	9,352,350
7.38%, 7/1/2028	6,500,000	6,893,510
iHeartCommunications, Inc. 5.25%, 8/15/2027 (e)	7,417,000	7,713,532
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (e)	5,357,000	5,701,134
Univision Communications, Inc. 6.63%, 6/1/2027 (e)	15,548,000	16,863,050
		83,336,067
OIL & GAS — 0.1%
Southwestern Energy Co. 5.38%, 3/15/2030	7,000,000	7,560,070
PACKAGING & CONTAINERS — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (e)	2,963,000	3,018,171

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (e)	$1,442,000	$1,511,302
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (e)	5,888,000	5,906,253
		10,435,726
PHARMACEUTICALS — 0.0% (b)
Bausch Health Cos., Inc. 5.25%, 2/15/2031 (e)	3,200,000	2,944,160
PIPELINES — 0.0% (b)
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (e)	1,442,000	1,460,645
REAL ESTATE — 0.0% (b)
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (e)	2,016,000	2,090,975
RETAIL — 1.1%
eG Global Finance PLC 6.75%, 2/7/2025 (e)	25,937,000	26,625,109
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (e)	15,692,000	15,406,719
Harbor Freight Tools USA, Inc. 1.00%, 10/19/2027	1,989,962	1,999,693
LBM Acquisition LLC 6.25%, 1/15/2029 (e)	12,810,000	12,808,207
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (e)	10,248,000	11,176,059
SRS Distribution, Inc. 6.13%, 7/1/2029 (e)	16,095,000	16,580,264
		84,596,051
SOFTWARE — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (e)	5,000,000	5,039,500
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (e)	19,444,000	20,236,926
		25,276,426
TELECOMMUNICATIONS — 0.8%
Altice France Holding SA 6.00%, 2/15/2028 (e)	6,598,000	6,294,954
Security Description	Principal Amount	Value
Altice France SA:
5.50%, 1/15/2028 (e)	$5,000,000	$5,048,350
5.50%, 10/15/2029 (e) (f)	27,273,000	27,028,907
CommScope Technologies LLC 6.00%, 6/15/2025 (e)	10,000,000	10,152,200
CommScope, Inc. 7.13%, 7/1/2028 (e)	2,325,000	2,373,453
Plantronics, Inc. 4.75%, 3/1/2029 (e)	11,251,000	10,542,637
		61,440,501
TOTAL CORPORATE BONDS & NOTES (Cost $568,421,036)		574,448,152
	Shares
SHORT-TERM INVESTMENT — 14.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h) (Cost $1,114,099,585)	1,114,099,585	1,114,099,585
TOTAL INVESTMENTS — 116.4% (Cost $8,937,158,583)		9,009,453,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.4)%		(1,266,231,328)
NET ASSETS — 100.0%		$7,743,222,517
(a)	The rate shown represents the rate at September 30, 2021.
(b)	Amount is less than 0.05% of net assets.
(c)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

At September 30, 2021, the Fund had unfunded loan commitments of $8,539,219, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
OneDigital Borrower LLC	17,391	17,485	94
DG Investment Intermediate Holdings	78,449	78,813	364
Fluid-Flow Products, Inc.	131,623	131,595	(28)
National Mentor Holdings, Inc.	1,997,363	1,999,860	2,497
Pro Mach Group, Inc.	3,325,352	3,344,357	19,005
VT Topco, Inc.	1,144,412	1,144,057	(355)
Sovos Compliance, LLC	1,844,629	1,857,698	13,069
	$8,539,219	$8,573,865	$34,646
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$574,448,152	$—	$574,448,152
Senior Floating Rate Loans	—	7,319,436,584	—	7,319,436,584
Warrants	—	—	1,469,524	1,469,524
Short-Term Investment	1,114,099,585	—	—	1,114,099,585
TOTAL INVESTMENTS	$1,114,099,585	$7,893,884,736	$1,469,524	$9,009,453,845
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	34,646	—	34,646
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$34,646	$—	$34,646
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,121,627,625	$1,121,627,625	$1,158,192,685	$1,165,720,725	$—	$—	1,114,099,585	$1,114,099,585	$72,754
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 64.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
1.17%, 2/4/2023	$665,000	$666,410
1.43%, 2/4/2024	1,000,000	1,001,440
4.51%, 5/1/2023	6,000,000	6,337,500
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 0.87%, 3/10/2023 (a)	4,000,000	4,022,480
		12,027,830
AGRICULTURE — 0.9%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.00%, 8/15/2022 (a)	3,000,000	3,015,150
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	1,000,000	1,030,010
		4,045,160
AUTO MANUFACTURERS — 6.4%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.37%, 0.50%, 5/10/2023 (a)	1,900,000	1,906,764
Series MTN, 3 Month USD LIBOR + 0.45%, 0.57%, 2/15/2022 (a)	3,000,000	3,004,530
Series MTN, 3 Month USD LIBOR + 0.47%, 0.59%, 11/16/2022 (a)	1,200,000	1,204,704
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.88%, 1.01%, 2/22/2022 (a) (b)	2,000,000	2,006,080
3 Month USD LIBOR + 0.90%, 1.02%, 2/15/2022 (a) (b)	1,250,000	1,253,788
Ford Motor Credit Co. LLC 3.34%, 3/28/2022	1,500,000	1,510,965
General Motors Financial Co., Inc. 3 Month USD LIBOR + 1.31%, 1.44%, 6/30/2022 (a)	7,000,000	7,051,240
Hyundai Capital America:
0.80%, 1/8/2024 (b)	1,500,000	1,494,300
1.00%, 9/17/2024 (b)	2,500,000	2,495,150
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 0.75%, 3/8/2024 (a) (b)	2,547,000	2,547,713
3 Month USD LIBOR + 0.65%, 0.78%, 7/13/2022 (a) (b)	2,000,000	2,001,240
Security Description	Principal Amount	Value
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.59%, 9/8/2022 (a)	$2,000,000	$2,008,060
		28,484,534
BANKS — 22.3%
Bank of America Corp.:
SOFR + 0.73%, 0.78%, 10/24/2024 (a)	2,000,000	2,018,400
Series MTN, 3 Month USD LIBOR + 1.16%, 1.29%, 1/20/2023 (a)	3,000,000	3,009,720
Series MTN, 3 Month USD LIBOR + 1.18%, 1.31%, 10/21/2022 (a)	1,814,000	1,814,998
Barclays Bank PLC 1.70%, 5/12/2022	985,000	992,910
CIT Group, Inc. 5.00%, 8/15/2022	2,308,000	2,389,218
Citigroup, Inc.:
3 Month USD LIBOR + 1.43%, 1.55%, 9/1/2023 (a)	1,250,000	1,264,262
Series _, 3 Month USD LIBOR + 0.96%, 1.09%, 4/25/2022 (a)	1,250,000	1,254,950
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 0.60%, 1/10/2023 (a)	250,000	251,305
Credit Suisse Group AG 3 Month USD LIBOR + 1.20%, 1.32%, 12/14/2023 (a) (b)	5,665,000	5,723,973
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.88%, 2/23/2023 (a)	5,000,000	5,039,000
SOFR + 0.58%, 0.63%, 3/8/2024 (a)	5,000,000	5,008,450
HSBC Holdings PLC 4.25%, 3/14/2024	2,500,000	2,685,500
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.87%, 4/23/2024 (a)	2,000,000	2,016,040
3 Month USD LIBOR + 1.23%, 1.36%, 10/24/2023 (a)	1,500,000	1,517,400
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 0.79%, 2/1/2022 (a)	1,000,000	1,001,830
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	1,295,000	1,303,456

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.79%, 0.92%, 7/25/2022 (a)	$3,000,000	$3,017,370
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 0.99%, 9/11/2022 (a)	3,000,000	3,021,900
Morgan Stanley:
SOFR + 0.51%, 0.79%, 1/22/2025 (a)	4,000,000	4,002,600
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.35%, 5/8/2024 (a)	2,682,000	2,725,851
Series GMTN, SOFR + 0.70%, 0.75%, 1/20/2023 (a)	4,443,000	4,450,686
Series MTN, 3 Month USD LIBOR + 1.40%, 1.53%, 10/24/2023 (a)	2,000,000	2,025,460
National Australia Bank, Ltd. 3 Month USD LIBOR + 0.71%, 0.83%, 11/4/2021 (a) (b)	500,000	500,315
NatWest Markets PLC SOFR + 0.53%, 0.58%, 8/12/2024 (a) (b)	3,125,000	3,136,375
Royal Bank of Canada:
SOFR + 0.53%, 0.58%, 1/20/2026 (a)	1,000,000	1,001,700
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.49%, 1/17/2023 (a)	3,000,000	3,010,650
Series GMTN, SOFR + 0.40%, 0.45%, 8/5/2022 (a)	3,000,000	3,007,980
Standard Chartered PLC SOFR + 1.25%, 1.30%, 10/14/2023 (a) (b)	2,000,000	2,018,240
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.87%, 10/18/2022 (a)	2,400,000	2,416,896
3 Month USD LIBOR + 0.80%, 0.93%, 10/16/2023 (a)	1,000,000	1,011,970
3 Month USD LIBOR + 0.86%, 0.99%, 7/19/2023 (a)	3,500,000	3,542,210
3 Month USD LIBOR + 1.14%, 1.27%, 10/19/2021 (a)	2,252,000	2,253,058
Sumitomo Mitsui Trust Bank, Ltd.:
0.80%, 9/16/2024 (b)	2,500,000	2,494,000
SOFR + 0.44%, 0.49%, 9/16/2024 (a) (b)	2,500,000	2,504,025
Security Description	Principal Amount	Value
Toronto-Dominion Bank SOFR + 0.35%, 0.40%, 9/10/2024 (a)	$3,015,000	$3,020,548
Truist Bank SOFR + 0.20%, 0.25%, 1/17/2024 (a)	5,000,000	5,003,100
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.07%, 8/15/2023 (a) (b)	2,000,000	2,014,080
3 Month USD LIBOR + 1.53%, 1.66%, 2/1/2022 (a) (b)	3,000,000	3,014,430
Wells Fargo & Co. 3 Month USD LIBOR + 1.23%, 1.36%, 10/31/2023 (a)	1,500,000	1,519,200
Westpac Banking Corp. 3 Month USD LIBOR + 0.39%, 0.52%, 1/13/2023 (a)	2,000,000	2,009,060
		100,013,116
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 3 Month USD LIBOR + 0.74%, 0.86%, 1/12/2024 (a)	1,000,000	1,008,440
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.65%, 9/29/2023 (a)	875,000	875,131
CHEMICALS — 0.5%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.23%, 11/15/2023 (a)	1,460,000	1,487,565
Westlake Chemical Corp. 0.88%, 8/15/2024	835,000	836,102
		2,323,667
COMMERCIAL SERVICES — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	795,000	795,135
COMPUTERS — 0.5%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 0.63%, 2/9/2022 (a)	750,000	751,312
Leidos, Inc. 2.95%, 5/15/2023	1,435,000	1,485,584
		2,236,896
DIVERSIFIED FINANCIAL SERVICES — 1.3%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.82%, 3/3/2022 (a)	619,000	620,325

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	$5,000,000	$5,286,250
		5,906,575
ELECTRIC — 4.2%
Black Hills Corp. 1.04%, 8/23/2024	1,335,000	1,335,254
CenterPoint Energy, Inc. SOFR + 0.65%, 0.70%, 5/13/2024 (a)	1,500,000	1,503,270
Duke Energy Corp. SOFR + 0.25%, 0.30%, 6/10/2023 (a)	2,500,000	2,499,075
NextEra Energy Capital Holdings, Inc. SOFR + 0.54%, 0.59%, 3/1/2023 (a)	2,500,000	2,509,075
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	770,000	768,991
3 Month USD LIBOR + 1.37%, 1.50%, 11/15/2021 (a)	2,000,000	2,000,800
3 Month USD LIBOR + 1.48%, 1.60%, 6/16/2022 (a)	1,500,000	1,501,260
Southern California Edison Co. Series J, 0.70%, 8/1/2023	6,850,000	6,853,288
		18,971,013
FOOD — 0.2%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.14%, 10/17/2023 (a)	1,000,000	1,016,960
GAS — 3.0%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 0.50%, 3/9/2023 (a)	3,125,000	3,125,375
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 0.62%, 3/2/2023 (a)	8,000,000	8,001,040
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.72%, 3/11/2023 (a)	2,500,000	2,499,950
		13,626,365
HEALTH CARE PRODUCTS — 0.3%
PerkinElmer, Inc. 0.85%, 9/15/2024	1,470,000	1,469,677
HEALTH CARE SERVICES — 0.5%
Centene Corp. 4.25%, 12/15/2027	2,000,000	2,093,120
INSURANCE — 3.1%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 0.76%, 3/29/2023 (a)	1,500,000	1,511,355
Security Description	Principal Amount	Value
Athene Global Funding SOFR + 0.70%, 0.75%, 5/24/2024 (a) (b)	$4,000,000	$4,018,960
Jackson National Life Global Funding SOFR + 0.60%, 0.65%, 1/6/2023 (a) (b)	2,398,000	2,409,990
MET Tower Global Funding SOFR + 0.55%, 0.60%, 1/17/2023 (a) (b)	1,500,000	1,507,350
Metropolitan Life Global Funding I SOFR + 0.57%, 0.62%, 1/13/2023 (a) (b)	3,000,000	3,016,080
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,575,870
		14,039,605
INTERNET — 0.5%
Netflix, Inc. 5.50%, 2/15/2022	2,000,000	2,032,900
LEISURE TIME — 0.6%
Brunswick Corp. 0.85%, 8/18/2024	2,775,000	2,773,807
LODGING — 0.2%
Hyatt Hotels Corp. 1.30%, 10/1/2023	1,030,000	1,031,360
MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp. Series MTN, 3 Month USD LIBOR + 0.59%, 0.71%, 6/6/2022 (a)	2,872,000	2,882,684
MACHINERY-DIVERSIFIED — 0.5%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.59%, 9/8/2022 (a)	1,395,000	1,401,333
Rockwell Automation, Inc. 0.35%, 8/15/2023	1,000,000	1,000,280
		2,401,613
MISCELLANEOUS MANUFACTURER — 1.3%
Carlisle Cos., Inc. 0.55%, 9/1/2023	575,000	574,632
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 0.48%, 3/11/2024 (a) (b)	5,000,000	5,033,700
		5,608,332
OIL & GAS — 5.6%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.77%, 9/19/2022 (a)	1,750,000	1,757,928

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC 3.99%, 9/26/2023	$4,768,000	$5,101,283
Chevron Corp.:
1.14%, 5/11/2023	285,000	288,842
3 Month USD LIBOR + 0.48%, 0.60%, 3/3/2022 (a)	500,000	500,935
Chevron USA, Inc. 3.90%, 11/15/2024	4,720,000	5,154,570
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.02%, 5/15/2022 (a)	2,100,000	2,111,025
Diamondback Energy, Inc. 0.90%, 3/24/2023	1,000,000	1,000,010
Enbridge, Inc. 0.55%, 10/4/2023	1,000,000	1,000,630
Phillips 66 3 Month USD LIBOR + 0.62%, 0.74%, 2/15/2024 (a)	6,000,000	6,003,000
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.52%, 11/13/2023 (a)	2,000,000	2,012,320
		24,930,543
PACKAGING & CONTAINERS — 0.7%
Berry Global, Inc. 0.95%, 2/15/2024 (b)	1,600,000	1,601,760
Graphic Packaging International LLC 0.82%, 4/15/2024 (b)	1,500,000	1,490,160
		3,091,920
PHARMACEUTICALS — 3.3%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 0.78%, 11/21/2022 (a)	1,415,000	1,424,013
AmerisourceBergen Corp. 0.74%, 3/15/2023	805,000	806,175
Astrazeneca Finance LLC 0.70%, 5/28/2024	3,000,000	3,004,050
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 0.74%, 6/10/2022 (a)	690,000	692,581
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.13%, 12/15/2023 (a) (b)	3,000,000	3,036,000
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,640,000	1,640,246
3 Month USD LIBOR + 0.38%, 0.50%, 5/16/2022 (a)	2,000,000	2,004,400
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.02%, 7/15/2023 (a)	2,000,000	2,025,820
		14,633,285
Security Description	Principal Amount	Value
PIPELINES — 0.7%
Plains All American Pipeline L.P./PAA Finance Corp. 3.65%, 6/1/2022	$1,000,000	$1,013,280
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	2,145,000	2,144,485
		3,157,765
REAL ESTATE INVESTMENT TRUSTS — 0.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	4,000,000	4,199,640
RETAIL — 0.8%
7-Eleven, Inc.:
0.80%, 2/10/2024 (b)	2,000,000	1,998,860
3 Month USD LIBOR + 0.45%, 0.58%, 8/10/2022 (a) (b)	1,000,000	1,000,230
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.43%, 3/1/2022 (a)	500,000	500,645
		3,499,735
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 0.67%, 8/16/2023 (b)	760,000	760,000
TELECOMMUNICATIONS — 2.4%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,502,115
1.70%, 3/25/2026	1,500,000	1,519,425
SOFR + 0.64%, 0.69%, 3/25/2024 (a)	1,500,000	1,502,475
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.22%, 5/15/2025 (a)	3,500,000	3,593,415
SOFR + 0.50%, 0.55%, 3/22/2024 (a)	2,500,000	2,521,975
		10,639,405
TRANSPORTATION — 0.0% (c)
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 0.58%, 4/1/2023 (a)	200,000	201,142
TOTAL CORPORATE BONDS & NOTES (Cost $290,169,000)		290,777,355
ASSET-BACKED SECURITIES — 7.5%
ASSET-BACKED - OTHER — 2.5%
Nissan Master Owner Trust Receivables Series 2019-A, Class A, 1 Month USD LIBOR + 0.56%, 0.64%, 2/15/2024 (a)	11,345,000	11,366,643

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
AUTOMOBILE — 1.1%
Ally Auto Receivables Trust Series 2018-3, Class A3, 3.00%, 1/17/2023	$26,415	$26,437
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	212,557	213,835
Enterprise Fleet Financing LLC:
Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	1,063,003	1,074,845
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	154,271	154,645
GM Financial Automobile Leasing Trust Series 2020-3, Class A2B, 1 Month USD LIBOR + 0.13%, 0.22%, 11/21/2022 (a)	1,909,568	1,909,751
Santander Retail Auto Lease Trust Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	1,284,387	1,290,094
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	283,211	284,554
		4,954,161
CREDIT CARD — 3.9%
American Express Credit Account Master Trust Series 2017-5, Class A, 1 Month USD LIBOR + 0.38%, 0.46%, 2/18/2025 (a)	1,000,000	1,002,870
Discover Card Execution Note Trust Series 2017-A7, Class A7, 1 Month USD LIBOR + 0.36%, 0.44%, 4/15/2025 (a)	1,500,000	1,505,134
Golden Credit Card Trust Series 2017-4A, Class A, 1 Month USD LIBOR + 0.52%, 0.60%, 7/15/2024 (a) (b)	7,800,000	7,835,958
Master Credit Card Trust II Series 2018-1A, Class A, 1 Month USD LIBOR + 0.49%, 0.57%, 7/21/2024 (a) (b)	7,000,000	7,036,110
		17,380,072
TOTAL ASSET-BACKED SECURITIES (Cost $33,744,745)		33,700,876
MORTGAGE-BACKED SECURITIES — 5.0%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.33%, 7/15/2035 (a) (b)	2,870,000	2,873,224
Security Description	Principal Amount	Value
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 0.76%, 3/15/2037 (a) (b)	$13,312,000	$13,317,511
Series 2019-XL, Class A, 1 Month USD LIBOR + 0.92%, 1.00%, 10/15/2036 (a) (b)	1,678,971	1,681,049
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.06%, 5/15/2036 (a) (b)	4,350,000	4,357,591
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,217,242)		22,229,375
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.2%
BX Commercial Mortgage Trust Series 2018-IND, Class A, 1 Month USD LIBOR + 0.75%, 0.83%, 11/15/2035 (a) (b)	1,495,209	1,495,655
BX Commercial Mortgage Trust 2021-VOLT Series 2021-VOLT, Class A, 1 Month USD LIBOR + 0.70%, 0.80%, 9/15/2036 (a) (b)	10,000,000	10,006,692
BX Trust Series 2021-LBA, Class AJV, 1 Month USD LIBOR + 0.80%, 0.88%, 2/15/2036 (a) (b)	7,000,000	7,003,339
Cold Storage Trust Series 2020-ICE5, Class B, 1 Month USD LIBOR + 1.30%, 1.38%, 11/15/2037 (a) (b)	4,914,953	4,918,961
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $23,445,309)		23,424,647

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bill 0.00%, 10/21/2021	12,000,000	11,999,476

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 15.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $71,149,017)	71,149,017	$71,149,017
TOTAL INVESTMENTS — 101.0% (Cost $452,725,003)		453,280,746
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,402,180)
NET ASSETS — 100.0%		$448,878,566
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 29.4% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.

BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	(136)	12/31/2021	$(29,953,211)	$(29,927,438)	$25,773
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$290,777,355	$—	$290,777,355
Asset-Backed Securities	—	33,700,876	—	33,700,876
U.S. Treasury Obligations	—	11,999,476	—	11,999,476
Mortgage-Backed Securities	—	22,229,375	—	22,229,375
Commercial Mortgage Backed Securities	—	23,424,647	—	23,424,647
Short-Term Investment	71,149,017	—	—	71,149,017
TOTAL INVESTMENTS	$71,149,017	$382,131,729	$—	$453,280,746
OTHER FINANCIAL INSTRUMENTS:
Short Futures	25,773	—	—	25,773
TOTAL OTHER FINANCIAL INSTRUMENTS:	$25,773	$—	$—	$25,773
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,702,468	$62,702,468	$87,466,674	$79,020,125	$—	$—	71,149,017	$71,149,017	$4,521
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.3%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$500,000	$448,830
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	450,000	387,644
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	1,000,000	861,430
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,000,000	1,836,380
Series REGS, 9.13%, 4/15/2029	150,000	139,770
		3,674,054
AUSTRALIA — 0.2%
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	1,120,000	1,115,105
3.38%, 9/23/2051 (a)	745,000	708,294
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,810,000	1,900,862
SOFR + 0.91%, 1.63%, 9/23/2027 (a) (b)	1,915,000	1,906,038
		5,630,299
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,405,000	1,902,215
BRAZIL — 0.4%
Banco do Estado do Rio Grande do Sul SA Series REGS, VRN, 5 year CMT + 4.93%, 5.38%, 1/28/2031 (b)	700,000	703,003
Cosan Overseas, Ltd. 8.25%, 11/5/2021	4,314,000	4,421,893
Itau Unibanco Holding SA:
VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	200,000	191,808
Series REGS, 5 Year CMT + 3.98%, 6.13%, 12/12/2022 (b)	1,200,000	1,213,284
Series REGS, VRN, 5 year CMT + 3.22%, 4.63%, 2/27/2025 (b)	200,000	191,808
Series REGS, VRN, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (b)	900,000	876,240
Security Description	Principal Amount	Value
Minerva Luxembourg SA 4.38%, 3/18/2031 (a)	$1,200,000	$1,160,580
Nexa Resources SA Series REGS, 5.38%, 5/4/2027	1,000,000	1,050,750
Petrobras Global Finance B.V.:
5.50%, 6/10/2051	300,000	279,432
6.75%, 6/3/2050	1,000,000	1,086,970
Suzano Austria GmbH 3.13%, 1/15/2032	200,000	193,420
		11,369,188
CANADA — 0.5%
Air Canada 3.88%, 8/15/2026 (a)	320,000	323,168
Bank of Nova Scotia:
1.63%, 5/1/2023	1,485,000	1,515,428
3.40%, 2/11/2024	400,000	425,072
Bombardier, Inc. 7.88%, 4/15/2027 (a)	350,000	362,887
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	615,031
6.00%, 6/1/2029 (a)	480,000	469,315
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	585,000	580,770
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	225,000	235,813
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	975,000	973,723
7.00%, 12/31/2027 (a)	525,000	503,002
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	404,117
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	95,000	97,161
7.13%, 2/1/2027 (a)	460,000	483,129
Parkland Corp. 4.50%, 10/1/2029 (a)	435,000	441,477
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	323,427
Royal Bank of Canada Series GMTN, 1.15%, 7/14/2026	5,405,000	5,361,544
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	615,000	635,935
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	255,000	235,811
6.50%, 10/15/2027 (a)	260,000	225,428
Tervita Corp. 11.00%, 12/1/2025 (a)	316,000	357,823

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	$155,000	$158,424
		14,728,485
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	563,752	556,175
CHILE — 0.3%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	211,652
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	400,000	424,048
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	1,600,000	1,696,192
Antofagasta PLC Series REGS, 2.38%, 10/14/2030	900,000	869,256
CAP SA 3.90%, 4/27/2031 (a)	600,000	588,444
Chile Electricity PEC SpA Zero Coupon%, 1/25/2028 (a)	1,200,000	980,244
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,391,000	1,371,387
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	894,390	915,712
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,267,357
VTR Finance NV Series REGS, 6.38%, 7/15/2028	200,000	215,424
		8,539,716
CHINA — 0.0% (c)
Baidu, Inc. 3.43%, 4/7/2030	200,000	212,122
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (a)	500,000	492,090
		704,212
COLOMBIA — 0.2%
AI Candelaria Spain SLU 5.75%, 6/15/2033 (a)	900,000	897,543
Banco Davivienda SA VRN, 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	640,716
Security Description	Principal Amount	Value
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	$1,400,000	$1,392,986
Series REGS, 4.38%, 2/15/2031	1,000,000	988,660
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,261,402
Grupo Aval, Ltd. 4.38%, 2/4/2030 (a)	300,000	295,773
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	513,505
		6,990,585
DOMINICAN REPUBLIC — 0.1%
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	1,900,000	1,993,366
FRANCE — 0.1%
Altice France SA:
5.13%, 7/15/2029 (a)	680,000	667,753
5.50%, 10/15/2029 (a) (d)	460,000	455,883
7.38%, 5/1/2026 (a)	321,000	333,073
TotalEnergies Capital International SA 3.39%, 6/29/2060	1,725,000	1,805,627
		3,262,336
GERMANY — 0.0% (c)
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	735,378
HONG KONG — 0.0% (c)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	331,461
INDIA — 0.3%
Adani International Container Terminal Pvt., Ltd. Series REGS, 3.00%, 2/16/2031	294,000	285,310
Adani Ports & Special Economic Zone, Ltd. Series REGS, 4.38%, 7/3/2029	400,000	419,916
JSW Hydro Energy, Ltd. 4.13%, 5/18/2031 (a)	400,000	397,200
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	400,000	426,192
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	2,200,000	2,320,326

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
UPL Corp., Ltd. 4.50%, 3/8/2028	$1,300,000	$1,383,547
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,331,932
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	2,400,000	2,150,400
		8,714,823
INDONESIA — 0.1%
Medco Bell Pte, Ltd. 6.38%, 1/30/2027 (a)	600,000	605,190
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	1,200,000	1,241,592
Series REGS, 5.63%, 8/10/2037	2,200,000	2,337,940
		4,184,722
IRELAND — 0.1%
Avolon Holdings Funding, Ltd.:
2.13%, 2/21/2026 (a)	1,065,000	1,055,032
3.25%, 2/15/2027 (a)	850,000	875,882
		1,930,914
JAMAICA — 0.1%
Digicel Group Holdings, Ltd.:
PIK, 7.00%, 12/31/2099 (a)	611,353	499,781
PIK, 8.00%, 4/1/2025 (a)	835,317	743,240
		1,243,021
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.86%, 3/2/2023 (b)	1,845,000	1,859,963
KUWAIT — 0.0% (c)
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	600,000	603,660
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	500,000	552,705
		1,156,365
LUXEMBOURG — 0.0% (c)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	228,888
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	410,250
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	212,120
		851,258
Security Description	Principal Amount	Value
MALAYSIA — 0.1%
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	$2,500,000	$2,504,600
Petronas Capital, Ltd.:
2.48%, 1/28/2032 (a)	200,000	199,612
3.50%, 4/21/2030 (a)	400,000	434,212
		3,138,424
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,600,000	1,782,736
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099 (b)	800,000	895,264
BBVA Bancomer SA Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	1,000,000	1,041,940
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,200,000	872,328
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,509,859	837,066
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	982,000	948,818
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,000,000	2,290,860
		8,669,012
PANAMA — 0.1%
AES Panama Generation Holdings SRL:
4.38%, 5/31/2030 (a)	300,000	309,369
Series REGS, 4.38%, 5/31/2030	600,000	618,738
Banco General SA VRN, 10 Year CMT + 3.67%, 5.25%, 5/7/2031 (a) (b)	1,000,000	1,013,060
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	300,000	286,563
Global Bank Corp. 3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	200,000	212,014
UEP Penonome II SA:
6.50%, 10/1/2038 (a)	838,075	876,400
Series REGS, 6.50%, 10/1/2038	394,389	412,424
		3,728,568
PERU — 0.2%
Banco de Credito del Peru:
VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	700,000	690,193

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (b)	$700,000	$690,193
Banco Internacional del Peru SAA Interbank Series REGS, VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,200,000	1,201,476
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	330,588	337,812
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,100,000	1,105,500
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	758,000	787,600
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	1,600,000	1,296,000
		6,108,774
PHILIPPINES — 0.1%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	3,000,000	3,090,000
QATAR — 0.0% (c)
Ooredoo International Finance, Ltd.:
Series REGS, 3.25%, 2/21/2023	300,000	309,897
Series REGS, 3.75%, 6/22/2026	200,000	220,395
		530,292
SAUDI ARABIA — 0.0% (c)
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (a)	600,000	606,432
SINGAPORE — 0.3%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	260,902	222,354
DBS Group Holdings, Ltd.:
Series GMTN, VRN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (b)	400,000	397,972
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	535,870
Oversea-Chinese Banking Corp., Ltd.:
VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a) (b)	700,000	697,907
Series REGS, VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (b)	900,000	897,309
Security Description	Principal Amount	Value
PSA Treasury Pte, Ltd. Series GMTN, 2.13%, 9/5/2029	$1,100,000	$1,109,049
Temasek Financial I, Ltd.:
1.00%, 10/6/2030 (a)	2,900,000	2,709,296
Series REGS, 1.00%, 10/6/2030	250,000	233,560
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	400,000	413,788
Series GMTN, VRN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (b)	500,000	495,990
		7,713,095
SOUTH KOREA — 0.3%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	1,800,000	1,830,672
KT Corp.:
1.00%, 9/1/2025	200,000	197,522
Series REGS, 2.50%, 7/18/2026	1,000,000	1,045,030
LG Chem, Ltd. 2.38%, 7/7/2031 (a)	250,000	246,472
NongHyup Bank 1.25%, 7/20/2025 (a)	1,000,000	999,650
POSCO:
Series REGS, 2.38%, 1/17/2023	700,000	714,154
Series REGS, 2.75%, 7/15/2024	800,000	837,696
Shinhan Financial Group Co., Ltd. VRN, 5 year CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	900,000	893,718
Woori Bank Series REGS, VRN, 5 year CMT + 2.66%, 4.25%, 10/4/2024 (b)	1,000,000	1,039,810
		7,804,724
SPAIN — 0.0% (c)
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (d)	1,040,000	1,063,254
THAILAND — 0.1%
Bangkok Bank PCL VRN, 5 Year CMT + 4.72%, 5.00%, 12/31/2099 (b)	900,000	937,575
Kasikornbank PCL Series EMTN, VRN, 5 year CMT + 4.94%, 5.28%, 10/14/2025 (b)	700,000	733,250
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (a)	200,000	207,280
		1,878,105

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (a)	$2,200,000	$2,163,876
Series REGS, 2.63%, 3/31/2036	1,700,000	1,673,608
		3,837,484
UNITED KINGDOM — 0.1%
BAT Capital Corp. 2.73%, 3/25/2031	1,970,000	1,941,612
CK Hutchison International 20, Ltd. 2.50%, 5/8/2030 (a)	1,000,000	1,013,860
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	641,857
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	618,129
		4,215,458
UNITED STATES — 9.9%
AbbVie, Inc. 3.85%, 6/15/2024	1,820,000	1,957,519
Academy, Ltd. 6.00%, 11/15/2027 (a)	385,000	415,577
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	445,000	440,029
6.00%, 8/1/2029 (a)	365,000	360,302
Activision Blizzard, Inc. 2.50%, 9/15/2050	2,140,000	1,869,012
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	675,000	672,664
AdaptHealth LLC 5.13%, 3/1/2030 (a)	615,000	615,480
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	385,988
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,327,962
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	329,382
Air Lease Corp. 3.25%, 3/1/2025	1,715,000	1,809,925
Air Methods Corp. 8.00%, 5/15/2025 (a)	358,000	342,549
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,535,000	2,390,733
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	390,000	404,769
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	$355,000	$375,608
9.75%, 7/15/2027 (a)	680,000	739,432
Ambience Merger Sub, Inc.:
4.88%, 7/15/2028 (a)	115,000	115,000
7.13%, 7/15/2029 (a)	245,000	243,290
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	645,000	695,123
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	755,000	735,695
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,834,364
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	375,000	380,216
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	310,071
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	347,576
Anthem, Inc. 3.30%, 1/15/2023	1,862,000	1,931,471
Apache Corp.:
4.38%, 10/15/2028	355,000	383,567
4.63%, 11/15/2025	200,000	215,248
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	390,000	382,512
Apple, Inc. 1.25%, 8/20/2030	4,005,000	3,795,899
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	130,000	131,837
Arconic Corp. 6.13%, 2/15/2028 (a)	860,000	911,437
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (a)	835,000	844,110
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	305,994
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,802,744
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	415,000	417,320
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	60,000	60,384
7.00%, 8/15/2025 (a)	952,000	968,641

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
AT&T, Inc.:
2.25%, 2/1/2032	$1,935,000	$1,885,329
2.75%, 6/1/2031	475,000	487,815
3.30%, 2/1/2052	950,000	914,878
Athene Holding, Ltd. 3.95%, 5/25/2051	1,755,000	1,939,222
Atkore, Inc. 4.25%, 6/1/2031 (a)	325,000	336,534
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	155,000	156,669
Avaya, Inc. 6.13%, 9/15/2028 (a)	605,000	636,303
B&G Foods, Inc. 5.25%, 9/15/2027	240,000	250,490
Bally's Corp. 6.75%, 6/1/2027 (a)	444,000	484,368
Bank of America Corp.:
5 year CMT + 1.20%, 2.48%, 9/21/2036 (b)	2,740,000	2,683,611
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	320,000	321,654
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	420,000	435,515
5.25%, 1/30/2030 (a)	390,000	363,585
6.25%, 2/15/2029 (a)	300,000	296,793
7.00%, 1/15/2028 (a)	535,000	548,118
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (a)	170,000	169,330
Berry Global, Inc. 0.95%, 2/15/2024 (a)	1,920,000	1,922,112
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	4,215,000	4,057,317
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	254,040
Boeing Co. 2.95%, 2/1/2030	1,835,000	1,869,535
Boston Properties L.P. 3.65%, 2/1/2026	2,740,000	2,987,997
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	37,361
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	570,000	587,909
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	700,000	722,876
BP Capital Markets America, Inc. 3.00%, 3/17/2052	1,865,000	1,785,159
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	765,000	768,863
Broadcom, Inc. 3.42%, 4/15/2033 (a)	1,869,000	1,936,882
Brown & Brown, Inc. 2.38%, 3/15/2031	1,390,000	1,385,427
Security Description	Principal Amount	Value
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	$400,000	$409,188
5.00%, 3/1/2030 (a)	400,000	426,640
Bunge, Ltd. Finance Corp. 2.75%, 5/14/2031	1,905,000	1,931,422
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	300,000	294,528
5.63%, 9/15/2028 (a)	200,000	200,734
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	150,000	152,108
6.25%, 7/1/2025 (a)	440,000	463,593
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	270,401
4.63%, 2/1/2029 (a)	205,000	202,003
5.13%, 3/15/2028 (a)	165,000	167,109
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	129,909
Carlson Travel, Inc. 6.75%, 12/15/2025 (a)	215,000	182,750
Carnival Corp.:
5.75%, 3/1/2027 (a)	560,000	578,642
11.50%, 4/1/2023 (a)	28,000	31,260
Carrier Global Corp. 3.58%, 4/5/2050	880,000	934,199
Carvana Co. 5.63%, 10/1/2025 (a)	165,000	170,592
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	585,000	611,822
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	360,000	359,975
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	380,000	377,579
4.50%, 8/15/2030 (a)	370,000	381,322
4.75%, 3/1/2030 (a)	755,000	789,239
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	441,537
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	495,000	507,132
Centene Corp.:
2.50%, 3/1/2031	2,320,000	2,286,592
2.63%, 8/1/2031	325,000	322,992
3.00%, 10/15/2030	210,000	215,254
Century Communities, Inc. 6.75%, 6/1/2027	360,000	383,836
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,540,000	2,420,569
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	415,000	443,369
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	410,000	412,567
6.00%, 1/15/2029 (a)	455,000	482,264

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/15/2029 (a)	$325,000	$325,403
Cigna Corp. 4.90%, 12/15/2048	1,445,000	1,844,297
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,722,552
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	396,000	416,244
8.50%, 5/15/2027 (a)	225,000	239,384
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	390,000	390,760
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	158,088
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	245,000	255,408
7.75%, 4/15/2028 (a)	80,000	84,210
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	396,754
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	775,000	785,021
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	510,000	535,689
CNX Resources Corp. 6.00%, 1/15/2029 (a)	200,000	211,586
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	145,000	137,879
Comcast Corp. 2.94%, 11/1/2056 (a)	1,976,000	1,875,422
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	218,783
CommScope, Inc. 4.75%, 9/1/2029 (a)	470,000	469,163
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	405,000	417,996
Constellation Brands, Inc.:
2.88%, 5/1/2030	375,000	390,082
3.15%, 8/1/2029	1,380,000	1,477,069
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	170,000	164,900
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	440,000	467,724
Coty, Inc.:
5.00%, 4/15/2026 (a)	410,000	419,077
6.50%, 4/15/2026 (a)	245,000	251,088
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	1,079,016
Security Description	Principal Amount	Value
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	$149,000	$151,105
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,824,163
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	800,000	758,352
5.75%, 1/15/2030 (a)	810,000	823,592
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	652,271
CSX Corp. 3.35%, 9/15/2049	1,735,000	1,826,834
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	245,000	256,958
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	335,111
Dana, Inc.:
4.25%, 9/1/2030	95,000	97,603
5.38%, 11/15/2027	125,000	131,825
5.63%, 6/15/2028	300,000	323,064
DaVita, Inc. 4.63%, 6/1/2030 (a)	320,000	329,395
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	295,000	309,060
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	1,645,000	1,961,926
Diamond BC B.V. 4.63%, 10/1/2029 (a)	325,000	329,882
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	385,000	255,051
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.88%, 8/15/2027 (a)	340,000	354,967
Discover Financial Services 4.10%, 2/9/2027	1,635,000	1,821,930
DISH DBS Corp.:
5.13%, 6/1/2029	415,000	407,136
5.88%, 11/15/2024	380,000	408,496
Dollar General Corp. 3.50%, 4/3/2030	1,780,000	1,958,338
Dollar Tree, Inc. 4.00%, 5/15/2025	1,753,000	1,916,502
Duke Energy Corp. 2.65%, 9/1/2026	2,725,000	2,876,728
DuPont de Nemours, Inc. 5.42%, 11/15/2048	700,000	960,106
Embarq Corp. 8.00%, 6/1/2036	285,000	305,651

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	$420,000	$408,437
Enable Midstream Partners L.P. 5.00%, 5/15/2044	890,000	973,322
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	191,915
4.63%, 4/1/2031	455,000	478,250
4.75%, 2/1/2030	60,000	63,136
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	240,000	253,591
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	350,000	349,769
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	490,000	465,505
Energy Transfer L.P. 4.75%, 1/15/2026	955,000	1,067,012
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,805,000	1,957,414
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	225,000	183,116
EQM Midstream Partners L.P.:
4.75%, 1/15/2031 (a)	395,000	410,804
6.50%, 7/1/2027 (a)	135,000	151,899
EQT Corp. 7.50%, 2/1/2030	370,000	476,146
Essential Utilities, Inc. 3.35%, 4/15/2050	1,885,000	1,941,550
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	460,000	471,716
Expedia Group, Inc. 3.80%, 2/15/2028	2,315,000	2,512,238
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	181,499
Exxon Mobil Corp. 2.99%, 3/19/2025	1,260,000	1,343,954
FedEx Corp. 4.75%, 11/15/2045	815,000	994,634
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	330,000	322,618
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	340,000	335,424
Ford Motor Co.:
7.45%, 7/16/2031	430,000	560,866
9.00%, 4/22/2025	175,000	210,485
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	549,998
3 Month USD LIBOR + 1.235%, 1.36%, 2/15/2023 (b)	800,000	797,872
Security Description	Principal Amount	Value
Series GMTN, 4.39%, 1/8/2026	$600,000	$641,568
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	500,000	503,960
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	262,483
5.88%, 10/15/2027 (a)	125,000	132,816
6.75%, 5/1/2029 (a)	150,000	158,072
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	165,000	177,375
Gap, Inc. 3.88%, 10/1/2031 (a)	405,000	405,036
GCI LLC 4.75%, 10/15/2028 (a)	360,000	378,151
General Electric Co.:
Series GMTN, 6.88%, 1/10/2039	540,000	803,137
Series MTN, 5.88%, 1/14/2038	850,000	1,150,160
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	133,580
3 Month USD LIBOR + 0.99%, 1.13%, 1/5/2023 (b)	3,236,000	3,258,781
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,665,082
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	332,700
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	740,000	740,932
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.29%, 5/15/2026 (b)	3,590,000	3,679,427
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031 (a)	405,000	433,208
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	195,000	200,039
Gray Television, Inc. 7.00%, 5/15/2027 (a)	575,000	616,377
Griffon Corp. 5.75%, 3/1/2028	960,000	1,013,846
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	130,000	132,308
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	233,440
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	310,000	31,251
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	1,910,000	1,903,239
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	375,000	408,484

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Halliburton Co. 2.92%, 3/1/2030	$977,000	$1,010,589
HCA, Inc. 4.13%, 6/15/2029	870,000	971,903
HCRX Investments Holdco L.P. 4.50%, 8/1/2029 (a)	310,000	312,694
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	750,000	758,460
5.13%, 6/15/2028 (a)	365,000	381,432
5.63%, 2/15/2026 (a)	455,000	472,317
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	320,877
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	466,209
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	322,563
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	170,000	175,190
6.25%, 11/1/2028 (a)	540,000	560,239
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	25,000	26,157
5.75%, 5/1/2028 (a)	25,000	26,925
Home Depot, Inc. 3.90%, 6/15/2047	1,245,000	1,457,658
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	773,756
Hyundai Capital America 3.00%, 2/10/2027 (a)	1,920,000	2,020,474
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	595,376
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	400,053
6.25%, 5/15/2026	715,000	750,178
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	300,000	311,994
8.38%, 5/1/2027	75,000	80,120
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	510,000	561,806
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	457,024
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	185,000	193,782
REIT, 4.50%, 2/15/2031 (a)	260,000	264,079
iStar, Inc. 4.75%, 10/1/2024	305,000	323,239
Security Description	Principal Amount	Value
Jazz Securities DAC 4.38%, 1/15/2029 (a)	$290,000	$300,585
JBS Finance Luxembourg S.a.r.l 3.63%, 1/15/2032 (a)	200,000	204,186
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/2031 (a)	215,000	224,961
5.50%, 1/15/2030 (a)	190,000	211,392
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	619,211
JPMorgan Chase & Co. SOFR + 1.25%, 2.58%, 4/22/2032 (b)	3,105,000	3,153,252
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	480,000	485,342
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	430,000	529,265
5.20%, 7/15/2045	1,195,000	1,507,289
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	800,000	834,280
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	320,000	319,955
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	60,000	56,545
6.50%, 11/1/2025 (a)	230,000	229,423
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	431,919
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	410,000	408,795
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	348,449
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	300,000	302,892
4.63%, 9/15/2027 (a)	460,000	473,791
LFS Topco LLC 5.88%, 10/15/2026 (a)	395,000	406,803
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	285,000	277,071
Ligado Networks LLC PIK, 15.50%, 11/1/2023 (a)	325,000	315,289
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	450,000	465,340
Live Nation Entertainment, Inc.:
5.63%, 3/15/2026 (a)	960,000	997,277
6.50%, 5/15/2027 (a)	185,000	203,672
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	175,000	177,716

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	$375,000	$388,785
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	355,000	362,835
5.13%, 12/15/2026 (a)	390,000	404,387
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	383,140
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	340,000	339,864
5.88%, 6/30/2029 (a)	330,000	333,660
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	1,910,000	1,928,107
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	1,685,000	1,763,133
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	165,000	172,545
5.00%, 12/15/2027 (a)	775,000	811,061
Mav Acquisition Corp. 5.75%, 8/1/2028 (a)	320,000	314,154
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	375,000	364,774
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	735,000	844,809
MGM Resorts International:
5.75%, 6/15/2025	453,000	494,413
6.75%, 5/1/2025	420,000	443,642
Michaels Cos., Inc. 7.88%, 5/1/2029 (a)	185,000	191,849
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	265,000	269,887
ModivCare, Inc. 5.88%, 11/15/2025 (a)	260,000	275,135
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	884,101
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	3,670,000	3,589,737
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	319,936
Mozart Debt Merger Sub 5.25%, 10/1/2029 (a) (d)	150,000	150,000
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	254,000	239,271
MPLX L.P. 1.75%, 3/1/2026	1,015,000	1,021,161
Security Description	Principal Amount	Value
Murphy Oil USA, Inc. 4.75%, 9/15/2029	$285,000	$302,961
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	296,545
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	410,000	422,218
6.00%, 1/15/2027 (a)	65,000	68,112
Navient Corp.:
5.00%, 3/15/2027	285,000	293,413
6.50%, 6/15/2022	895,000	924,195
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	585,000	555,574
5.88%, 3/15/2026 (a)	395,000	404,990
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	115,000	119,346
NetApp, Inc. 1.88%, 6/22/2025	965,000	988,720
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	290,753
5.88%, 2/15/2025	410,000	467,400
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	310,000	328,340
NextEra Energy Capital Holdings, Inc. 2.75%, 5/1/2025	1,725,000	1,820,082
NFP Corp.:
4.88%, 8/15/2028 (a)	280,000	284,626
6.88%, 8/15/2028 (a)	360,000	367,434
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	655,000	667,510
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	360,000	321,898
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	545,000	535,539
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	553,279
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	545,000	569,765
Occidental Petroleum Corp.:
3.50%, 8/15/2029	685,000	696,576
6.13%, 1/1/2031	540,000	647,066
6.45%, 9/15/2036	220,000	276,938
6.60%, 3/15/2046	215,000	271,087
6.63%, 9/1/2030	650,000	802,204
8.00%, 7/15/2025	255,000	304,340
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,792,727
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	271,110
6.63%, 1/15/2028	125,000	143,396
7.13%, 3/15/2026	324,000	374,706

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oracle Corp. 3.60%, 4/1/2050	$1,820,000	$1,821,947
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/2031 (a)	570,000	598,568
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	351,000	376,026
7.38%, 6/1/2025 (a)	39,000	41,140
Ovintiv, Inc. 7.38%, 11/1/2031	385,000	521,240
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	1,080,000	1,076,393
2.50%, 2/1/2031	980,000	932,205
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	650,000	649,636
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	290,000	297,557
PBF Holding Co. LLC/PBF Finance Corp. Series WI, 6.00%, 2/15/2028	185,000	118,123
Peabody Energy Corp. PIK, 8.50%, 12/31/2024 (a)	169,761	149,877
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a)	310,000	306,206
5.63%, 1/15/2027 (a)	620,000	641,725
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	495,000	471,369
5.38%, 10/15/2025 (a)	465,000	478,345
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	880,000	990,106
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	380,000	380,882
5.50%, 10/15/2027 (a)	460,000	481,408
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	825,000	852,217
7.75%, 2/15/2029 (a)	500,000	545,280
PG&E Corp. 5.00%, 7/1/2028	560,000	570,606
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024 (a)	188,000	190,337
Pike Corp. 5.50%, 9/1/2028 (a)	385,000	392,588
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	440,000	466,629
Security Description	Principal Amount	Value
Pioneer Natural Resources Co. 1.13%, 1/15/2026	$1,180,000	$1,165,569
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	534,309
5.50%, 12/15/2029 (a)	140,000	148,464
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	485,000	490,379
5.88%, 9/1/2031 (a)	480,000	484,810
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	330,000	341,329
Quanta Services, Inc. 2.35%, 1/15/2032	1,830,000	1,791,790
Rackspace Technology Global, Inc. 5.38%, 12/1/2028 (a)	35,000	34,417
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	300,000	309,675
6.50%, 9/15/2028 (a)	115,000	117,193
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	472,714
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	295,000	307,511
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	165,000	171,158
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	295,000	305,971
7.63%, 6/15/2025 (a)	285,000	304,109
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	330,000	355,988
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a) (d)	205,000	210,096
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,713,533
Royalty Pharma PLC 3.30%, 9/2/2040	2,015,000	2,013,932
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	870,000	894,238
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,285,000	1,478,996
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	210,000	242,745
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,770,000	1,830,127
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	494,294

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	$580,000	$596,379
8.25%, 3/15/2026 (a)	225,000	239,726
SCIH Salt Holdings, Inc. 6.63%, 5/1/2029 (a)	145,000	140,032
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	440,000	459,558
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	286,992
Seagate HDD Cayman 3.38%, 7/15/2031 (a)	195,000	190,131
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	631,523
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	904,858
Silgan Holdings, Inc. 4.13%, 2/1/2028	570,000	585,441
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	510,000	512,652
5.50%, 7/1/2029 (a)	340,000	368,526
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	716,575
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,769,591
Southern Co. Series A, 3.70%, 4/30/2030	1,705,000	1,874,409
Southwestern Energy Co. 5.38%, 2/1/2029 (a)	410,000	438,966
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	398,486
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,622,082
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,542,627
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	315,000	321,357
6.13%, 7/1/2029 (a)	495,000	509,924
Staples, Inc.:
7.50%, 4/15/2026 (a)	240,000	243,391
10.75%, 4/15/2027 (a)	150,000	145,947
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	325,000	337,152
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	507,980
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	152,190
6.00%, 4/15/2027	300,000	312,753
5.50%, 2/15/2026	570,000	581,719
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (d)	585,000	568,702
Sysco Corp.:
3.25%, 7/15/2027	885,000	956,579
Security Description	Principal Amount	Value
3.30%, 2/15/2050	$960,000	$985,027
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031	650,000	701,116
6.50%, 7/15/2027	200,000	215,624
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	580,000	589,077
5.13%, 11/1/2027 (a)	230,000	240,451
6.13%, 10/1/2028 (a)	695,000	729,333
6.25%, 2/1/2027 (a)	610,000	634,016
Tenneco, Inc. 5.13%, 4/15/2029 (a)	380,000	388,501
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	164,125
Textron, Inc. 2.45%, 3/15/2031	2,910,000	2,911,833
T-Mobile USA, Inc.:
2.25%, 2/15/2026	2,820,000	2,850,146
2.88%, 2/15/2031	185,000	186,658
3.38%, 4/15/2029 (a)	375,000	391,332
TMS International Corp. 6.25%, 4/15/2029 (a)	220,000	230,094
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	150,000	157,746
TransDigm, Inc.:
5.50%, 11/15/2027	360,000	370,451
6.25%, 3/15/2026 (a)	675,000	705,868
8.00%, 12/15/2025 (a)	90,000	95,855
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	585,000	583,719
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	275,000	274,744
Transocean, Inc. 11.50%, 1/30/2027 (a)	141,000	145,112
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	416,507
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	385,000	391,799
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	160,130
7.75%, 8/15/2025	282,000	278,624
Tronox, Inc. 4.63%, 3/15/2029 (a)	100,000	99,600
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	380,000	382,584
7.50%, 9/15/2027 (a)	210,000	229,480
Unifrax Escrow Issuer Corp. 7.50%, 9/30/2029 (a)	50,000	51,265
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	145,000	149,076
4.63%, 4/15/2029 (a)	490,000	506,547
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	455,000	492,515

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Rentals North America, Inc.:
3.88%, 2/15/2031	$65,000	$66,563
4.00%, 7/15/2030	360,000	374,155
5.25%, 1/15/2030	40,000	43,720
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	325,000	334,341
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	330,944
US Foods, Inc.:
4.75%, 2/15/2029 (a)	340,000	349,149
6.25%, 4/15/2025 (a)	35,000	36,746
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	945,514
Valero Energy Corp. 2.85%, 4/15/2025	1,260,000	1,326,994
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031 (a)	600,000	627,030
Verizon Communications, Inc. 1.75%, 1/20/2031	3,165,000	3,010,991
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	801,899
ViaSat, Inc. 6.50%, 7/15/2028 (a)	440,000	463,654
Viatris, Inc. 1.65%, 6/22/2025 (a)	540,000	545,578
VICI Properties L.P./VICI Note Co., Inc. REIT, 3.75%, 2/15/2027 (a)	70,000	72,478
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	640,000	650,496
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	927,897
13.00%, 5/15/2025 (a)	125,000	144,035
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	381,188
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	397,655
Vontier Corp. 1.80%, 4/1/2026 (a)	1,885,000	1,875,763
Vornado Realty L.P. 2.15%, 6/1/2026	705,000	716,640
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	555,000	579,242
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	379,583
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	240,000	247,176
11.00%, 12/1/2024 (a)	209,000	220,146
Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	$1,745,000	$1,913,550
Welltower, Inc. 2.05%, 1/15/2029	1,905,000	1,894,046
Western Midstream Operating L.P.:
4.35%, 2/1/2025	380,000	401,212
5.30%, 2/1/2030	395,000	436,360
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	170,000	172,695
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	245,000	238,025
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	503,202
Williams Cos., Inc. 3.75%, 6/15/2027	990,000	1,091,396
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	287,000	265,228
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	410,000	423,108
WRKCo, Inc. 3.75%, 3/15/2025	1,785,000	1,930,799
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	380,000	396,678
XHR L.P.:
4.88%, 6/1/2029 (a)	425,000	437,614
6.38%, 8/15/2025 (a)	265,000	281,011
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	406,590
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	455,000	453,057
6.13%, 3/1/2028 (a)	215,000	217,963
		305,048,613
TOTAL CORPORATE BONDS & NOTES (Cost $427,319,694)		437,790,771
ASSET-BACKED SECURITIES — 7.2%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,681,994	1,636,416
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 0.32%, 10/25/2024 (b)	694,051	687,253
ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2, Class A2C, ABS, 1 Month USD LIBOR + 0.28%, 0.37%, 2/25/2037 (b)	3,148,135	1,781,055

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 0.26%, 1/25/2037 (b)	$22,135,926	$19,804,039
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48, 8/17/2038 (a)	3,000,000	2,977,521
Series 2021-SFR2, Class F1, ABS, 3.28, 8/17/2038 (a)	3,000,000	3,000,486
Series 2021-SFR2, Class F2, ABS, 3.67, 8/17/2038 (a)	2,000,000	2,011,880
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. Series 2019-FL1, Class C, ABS, 1 Month USD LIBOR + 2.10%, 2.18%, 5/15/2037 (a) (b)	2,942,000	2,942,921
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 Month USD LIBOR + 0.18%, 0.27%, 7/25/2036 (b)	27,129,034	11,448,454
Bain Capital Credit CLO 2016-2, Ltd. Series 2016-2A, Class DRR, ABS, 3 Month USD LIBOR + 3.85%, 3.98%, 1/15/2029 (a) (b)	1,000,000	992,700
Bain Capital Credit CLO, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 3.68%, 1/20/2032 (a) (b)	2,500,000	2,467,562
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	4,973,958	4,999,724
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 Month USD LIBOR + 0.36%, 0.45%, 10/25/2036 (b)	19,634,282	16,296,454
Canyon Capital CLO, Ltd.:
Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 3.11, 7/15/2030 (a) (b)	1,000,000	999,996
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.10%, 3.23, 4/15/2034 (a) (b)	2,000,000	1,996,986
Security Description	Principal Amount	Value
CARLYLE US CLO 2021-1, Ltd. Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 6.00%, 6.19%, 4/15/2034 (a) (b)	$1,000,000	$983,921
Catamaran CLO 2016-1, Ltd. Series 2016-1A, Class CR, ABS, 3 Month USD LIBOR + 3.75%, 3.88%, 1/18/2029 (a) (b)	2,000,000	1,987,992
CIFC Funding 2017-I, Ltd. Series 2017-1A, Class D, ABS, 3 Month USD LIBOR + 3.50%, 3.63%, 4/23/2029 (a) (b)	1,000,000	986,800
CIFC Funding 2021-I, Ltd. Series 2021-1A, Class E, ABS, 3 Month USD LIBOR + 6.00%, 6.13%, 4/25/2033 (a) (b)	500,000	495,073
CIFC Funding, Ltd. Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 3.68%, 7/16/2030 (a) (b)	1,000,000	992,000
CLNC, Ltd. Series 2019-FL1, Class A, SOFR30A + 1.36%, 1.41%, 8/20/2035 (a) (b)	2,050,000	2,049,233
Dryden 33 Senior Loan Fund Series 2014-33A, Class DR3, ABS, 3 Month USD LIBOR + 3.65%, 3.78%, 4/15/2029 (a) (b)	2,000,000	2,005,924
Dryden 68 CLO, Ltd. Series 2019-68A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 3.48%, 7/15/2035 (a) (b)	1,500,000	1,497,738
Elmwood CLO VIII, Ltd. Series 2021-1A, Class D1, ABS, 3 Month USD LIBOR + 3.00%, 3.13%, 1/20/2034 (a) (b)	1,500,000	1,498,832
Exeter Automobile Receivables Trust 2021-1:
Series 2021-1A, Class D, ABS, 1.08, 11/16/2026	1,000,000	1,000,060
Series 2021-1A, Class E, ABS, 2.21, 2/15/2028 (a)	1,500,000	1,510,460
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + 0.14%, 0.23%, 3/25/2037 (b)	10,452,268	6,828,038

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97, 10/19/2037 (a)	$2,000,000	$1,994,525
Series 2020-SFR2, Class E, 2.67, 10/19/2037 (a)	2,000,000	2,018,568
FREED ABS Trust 2021-2 Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	4,750,000	4,773,474
FS RIALTO Series 2021-FL2, Class A, ABS, 1 Month USD LIBOR + 1.22%, 1.30%, 4/16/2028 (a) (b)	2,000,000	2,000,000
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	1,321,260	1,317,296
Galaxy XVIII CLO, Ltd. Series 2018-28A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.13%, 7/15/2031 (a) (b)	2,100,000	2,051,280
Greystone CRE Notes, Ltd. Series 2021-FL3, Class B, ABS, 1 Month USD LIBOR + 1.65%, 1.73%, 7/15/2039 (a) (b)	2,925,000	2,922,280
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,135,100	1,229,795
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,649,000	1,844,481
Hayfin Kingsland X, Ltd. Series 2019-1A, Class B1R, ABS, 3 Month USD LIBOR + 1.85%, 1.98%, 4/28/2031 (a) (b)	2,000,000	1,998,990
Helios Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,411,636	1,395,685
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,519,679	2,497,759
Lendingpoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	4,000,000	3,944,503
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.58%, 5/15/2036 (a) (b)	3,382,000	3,382,000
Madison Park Funding XI, Ltd. Series 2013-11A, Class DR, ABS, 3 Month USD LIBOR + 3.25%, 3.39%, 7/23/2029 (a) (b)	1,000,000	985,000
Security Description	Principal Amount	Value
Madison Park Funding XLVIII, Ltd. Series 2021-48A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.13%, 4/19/2033 (a) (b)	$1,000,000	$996,712
Magnetite CLO, Ltd. Series 2021-31A, Class E, 3 Month USD LIBOR + 6.00%, 0.00%, 7/15/2034 (a) (b)	500,000	498,667
Magnetite Xxix, Ltd. Series 2021-29A, Class E, ABS, 3 Month USD LIBOR + 5.75%, 5.88%, 1/15/2034 (a) (b)	500,000	498,738
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	18,413	18,426
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	529,182	503,154
MVW 2021-1W LLC:
Series 2021-1WA, Class C, ABS, 1.94, 1/22/2041 (a)	1,380,060	1,369,501
Series 2021-1WA, Class D, ABS, 3.17, 1/22/2041 (a)	2,300,100	2,307,964
Neuberger Berman Loan Advisers Clo 40, Ltd. Series 2021-40A, Class D, ABS, 3 Month USD LIBOR + 2.75%, 2.88%, 4/16/2033 (a) (b)	1,500,000	1,497,740
Octagon Investment Parteners, Ltd. Series 2019-4A, Class D, ABS, 3 Month USD LIBOR + 3.75%, 3.87%, 5/12/2031 (a) (b)	4,000,000	3,971,200
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR, ABS, 3 Month USD LIBOR + 2.95%, 3.08%, 7/15/2030 (a) (b)	500,000	493,300
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class CR, ABS, 3 Month USD LIBOR + 3.30%, 3.43%, 3/17/2030 (a) (b)	1,000,000	1,007,724
Octagon Investment Partners 31 LLC Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.40%, 3.53%, 7/20/2030 (a) (b)	1,000,000	1,003,639

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.40%, 3.53%, 1/15/2033 (a) (b)	$2,500,000	$2,496,227
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 3.09%, 3/25/2026 (a) (b)	1,300,000	1,299,046
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, ABS, 3.10%, 6/27/2060 (a) (e)	5,076,634	5,078,340
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (e)	8,857,145	5,315,130
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,270,008	1,259,603
Shenton Aircraft Investment I, Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	2,314,358	2,251,992
SOFI Alternative Trust 2021-A Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (a) (b)	7,447,487	7,338,091
Sofi Alternative Trust 2021-B Series 2021-B, Class PT1, ABS, VRN, 1.76%, 2/15/2047 (a) (b)	4,807,219	4,825,098
Sound Point Clo XII, Ltd. Series 2016-2A, Class DR, ABS, 3 Month USD LIBOR + 3.85%, 3.98%, 10/20/2028 (a) (b)	1,000,000	992,900
Sound Point Clo XIV, Ltd. Series 2016-3A, Class DR, ABS, 3 Month USD LIBOR + 3.65%, 3.79%, 1/23/2029 (a) (b)	1,000,000	1,001,907
Sound Point CLO XXIII Series 2019-2A, Class ER, 3 Month USD LIBOR + 6.47%, 6.62%, 7/15/2034 (a) (b)	1,000,000	977,970
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 3 Month USD LIBOR + 3.65%, 3.78%, 1/25/2032 (a) (b)	4,000,000	4,031,200
Sound Point CLO, Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 3.35%, 1.00%, 7/20/2034 (a) (b)	500,000	499,245
Security Description	Principal Amount	Value
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	$604,610	$604,981
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.34%, 0.43%, 12/25/2036 (b)	1,194,755	1,173,310
Sunrun Demeter Issuer Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,750,000	2,748,040
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65, 2/20/2046 (a)	4,741,667	4,639,357
Series 2021-1A, Class B, ABS, 2.54, 2/20/2046 (a)	1,896,667	1,881,238
TPG Real Estate Finance Issuer, Ltd. Series 2021-FL4, Class A, ABS, 1 Month USD LIBOR + 1.20%, 1.28%, 3/15/2038 (a) (b)	200,000	200,000
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, SOFR30A + 1.56%, 1.61%, 10/15/2034 (a) (b)	3,527,000	3,525,896
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	4,377,269	4,390,764
Upstart Securitization Trust Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	2,000,000	2,074,203
US Auto Funding 2019-1 LLC Series 2019-1A, Class D, ABS, 8.06%, 11/15/2025 (a)	2,750,000	2,849,789
Venture 39 CLO, Ltd. Series 2020-39A, Class D, ABS, 3 Month USD LIBOR + 4.25%, 4.38%, 4/15/2033 (a) (b)	1,750,000	1,744,225
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (e)	1,865,894	1,870,218
VOLT XCIV LLC Series 2021-NPL3, Class A1, CMO, 2.24%, 2/27/2051 (a) (e)	3,157,138	3,160,038
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	6,312,641	6,325,271

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (e)	$1,910,210	$1,911,349
Voya CLO 2017-3, Ltd. Series 2017-3A, Class CR, ABS, 3 Month USD LIBOR + 3.15%, 3.28%, 4/20/2034 (a) (b)	1,000,000	998,489
TOTAL ASSET-BACKED SECURITIES (Cost $220,079,513)		221,865,836
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
BRAZIL — 0.1%
Brazilian Government International Bond:
3.75%, 9/12/2031	3,000,000	2,852,460
5.63%, 2/21/2047	1,200,000	1,200,972
		4,053,432
CHILE — 0.1%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	198,572
3.10%, 5/7/2041	400,000	386,888
3.10%, 1/22/2061	2,500,000	2,263,975
3.50%, 1/25/2050	1,300,000	1,302,535
		4,151,970
COLOMBIA — 0.2%
Colombia Government International Bond:
3.13%, 4/15/2031	1,200,000	1,124,028
3.25%, 4/22/2032	1,800,000	1,680,732
4.13%, 5/15/2051	1,700,000	1,470,687
5.00%, 6/15/2045	900,000	878,697
		5,154,144
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond Series REGS, 5.88%, 1/30/2060	1,800,000	1,765,548
INDONESIA — 0.2%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,900,000	1,928,215
4.35%, 1/11/2048	1,100,000	1,224,982
Perusahaan Penerbit SBSN Indonesia III:
2.55%, 6/9/2031 (a)	2,600,000	2,648,048
Series REGS, 3.80%, 6/23/2050	1,000,000	1,019,360
		6,820,605
Security Description	Principal Amount	Value
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd Series REGS, 2.07%, 4/28/2031	$1,900,000	$1,887,821
Malaysia Wakala Sukuk Bhd. 3.08%, 4/28/2051 (a)	500,000	508,450
		2,396,271
MEXICO — 0.3%
Mexico Government International Bond:
2.66%, 5/24/2031	1,200,000	1,157,208
3.77%, 5/24/2061	2,200,000	1,953,534
4.28%, 8/14/2041	2,100,000	2,143,974
4.35%, 1/15/2047	300,000	301,659
4.50%, 1/31/2050	1,100,000	1,127,005
4.60%, 2/10/2048	1,500,000	1,551,585
		8,234,965
PANAMA — 0.2%
Panama Government International Bond:
2.25%, 9/29/2032	800,000	753,064
3.87%, 7/23/2060	2,600,000	2,542,150
4.30%, 4/29/2053	1,300,000	1,378,572
4.50%, 4/1/2056	400,000	434,256
		5,108,042
PERU — 0.1%
Peruvian Government International Bond:
2.78%, 1/23/2031	1,400,000	1,390,214
3.30%, 3/11/2041	800,000	777,848
3.55%, 3/10/2051	100,000	99,554
		2,267,616
PHILIPPINES — 0.2%
Philippine Government International Bond:
1.65%, 6/10/2031	1,450,000	1,383,793
2.46%, 5/5/2030	800,000	818,128
2.65%, 12/10/2045	600,000	548,418
2.95%, 5/5/2045	600,000	571,842
3.70%, 3/1/2041	1,100,000	1,167,012
3.70%, 2/2/2042	1,700,000	1,804,346
		6,293,539
QATAR — 0.0% (c)
Qatar Government International Bond Series REGS, 3.38%, 3/14/2024	300,000	319,002
SAUDI ARABIA — 0.2%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	2,000,000	1,944,520

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 2.88%, 3/4/2023	$400,000	$412,232
Series REGS, 3.45%, 2/2/2061	3,100,000	3,041,255
Series REGS, 3.75%, 1/21/2055	200,000	208,582
		5,606,589
SOUTH KOREA — 0.0% (c)
Korea Development Bank 1.63%, 1/19/2031	800,000	785,472
Korea Electric Power Corp. 1.13%, 6/15/2025 (a)	700,000	697,578
Korea Hydro & Nuclear Power Co., Ltd. 1.25%, 4/27/2026 (a)	200,000	198,496
		1,681,546
THAILAND — 0.0% (c)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 1.03%, 11/20/2023 (b)	420,000	422,726
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond:
3.13%, 4/16/2030 (a)	700,000	760,235
Series REGS, 1.70%, 3/2/2031	800,000	772,160
Series REGS, 3.13%, 9/30/2049	1,350,000	1,354,692
Series REGS, 3.88%, 4/16/2050	500,000	570,845
		3,457,932
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $58,233,982)		57,733,927
	Shares
COMMON STOCKS — 0.0% (c)
UNITED STATES — 0.0% (c)
Foresight Energy (f) (g)	572	13,471
Tapstone Energy Holdings (f) (g)	5,920	—
		13,471
TOTAL COMMON STOCKS (Cost $1,913)		13,471

Security Description	Principal Amount
SENIOR FLOATING RATE LOANS — 3.1%
ADVERTISING SERVICES — 0.0% (c)
Terrier Media Buyer, Inc. Senior Secured 2021 Term Loan, 12/17/2026 (h)	$456,897	$456,484
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50% 3.63%, 4/6/2026 (b)	255,477	250,428
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50% 3.63%, 4/6/2026 (b)	475,188	465,795
		716,223
AIR FREIGHT & LOGISTICS — 0.0% (c)
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75% 4.50%, 3/24/2026 (b)	418,261	418,493
Worldwide Express Operations, LLC Senior Secured 2021 1st Lien Term Loan, 2 Month USD LIBOR + 4.25% 5.00%, 7/26/2028 (b)	190,000	190,845
		609,338
AIRLINES — 0.1%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/20/2028 (b)	310,000	320,914
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 8/11/2028 (b)	195,000	196,056
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75% 1.84%, 1/29/2027 (b)	217,800	209,442

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.00% 2.10%, 12/15/2023 (b)	$105,000	$102,988
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25% 6.25%, 6/21/2027 (b)	505,000	537,037
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	215,000	228,962
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/21/2028 (b)	213,925	215,882
		1,811,281
AUTO COMPONENTS — 0.1%
Autokiniton US Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.50% 5.00%, 4/6/2028 (b)	265,000	265,331
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25% 3.33%, 4/30/2026 (b)	528,551	526,899
DexKo Global, Inc.:
Senior Secured 2021 USD Delayed Draw Term Loan, 9/22/2028 (h)	40,800	40,817
Senior Secured 2021 USD Term Loan B, 9/23/2028 (h)	214,200	214,289
Truck Hero, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 1/31/2028 (b)	149,250	149,125
Wheel Pros, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.25%, 5/11/2028 (b)	155,000	155,129
		1,351,590
Security Description	Principal Amount	Value
BEVERAGES — 0.0% (c)
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 3/31/2028 (b)	$550,000	$549,967
BIOTECHNOLOGY — 0.0% (c)
HCRX Investments Holdco LP Senior Secured Term Loan B, 7/14/2028 (h)	95,000	94,810
BROADCAST SERV/PROGRAM — 0.0% (c)
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56% 3.31%, 5/1/2026 (b)	455,352	454,539
BUILDING PRODUCTS — 0.0% (c)
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 2 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027 (b)	577,287	576,271
Quikrete Holdings, Inc. Senior Secured 2021 Term Loan B1, 1/31/2027 (h)	125,000	124,774
Tamko Building Products, LLC Senior Secured Term Loan B, 2 Month USD LIBOR + 3.00% 3.10%, 6/1/2026 (b)	178,633	178,186
		879,231
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50% 2.38%, 7/21/2026 (b)	317,853	317,165
CHEMICALS — 0.1%
Atotech B.V. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 2.50% 3.00%, 3/18/2028 (b)	64,838	64,831
Diamond (BC) B.V. Senior Secured 2021 Term Loan B, 9/29/2028 (h)	455,000	455,915

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
GEON Performance Solutions, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 8/18/2028 (b)	$60,000	$60,506
Illuminate Buyer, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.58%, 6/30/2027 (b)	376,857	376,806
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50% 2.65%, 3/1/2026 (b)	121,604	121,133
Polar US Borrower, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.75% 4.90%, 10/15/2025 (b)	277,715	277,715
PQ Corporation Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75% 3.25%, 6/9/2028 (b)	99,750	99,917
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 3/16/2027 (b)	164,881	165,281
Solenis Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.00% 4.08%, 6/26/2025 (b)	624,839	625,733
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75% 2.84%, 10/1/2025 (b)	483,692	481,092
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 10/28/2024 (b)	213,397	209,773
W.R. Grace & Co.-Conn. Senior Secured 2021 Term Loan B, 9/22/2028 (h)	375,000	376,817
		3,315,519
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 5/12/2028 (b)	$577,188	$578,333
APX Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 7/10/2028 (b)	140,000	139,759
EAB Global, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 8/16/2028 (b)	415,000	413,392
IRI Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25% 4.33%, 12/1/2025 (b)	384,076	384,316
Mavis Tire Express Services Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 4.75%, 5/4/2028 (b)	598,500	600,643
Spin Holdco, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 3/4/2028 (b)	443,888	445,627
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 8/27/2025 (b)	574,365	575,919
Viad Corp. Senior Secured Initial Term Loan, 3 Month USD LIBOR + 5.00% 5.50%, 7/30/2028 (b)	170,000	170,000
VT Topco, Inc. Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/1/2025 (b)	259,574	259,494
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 3.08%, 2/5/2026 (b)	596,474	591,816
		4,159,299

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 0.1%
ADMI Corp. Senior Secured 2021 Incremental Term Loan B3, 1 Month USD LIBOR + 3.50% 4.00%, 12/23/2027 (b)	$170,000	$170,122
Asurion LLC:
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25% 3.33%, 12/23/2026 (b)	312,638	308,394
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25% 5.33%, 1/31/2028 (b)	70,000	69,884
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25% 5.33%, 1/20/2029 (b)	290,000	289,021
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25% 3.33%, 7/31/2027 (b)	443,527	437,539
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 3.63%, 7/24/2026 (b)	270,601	269,206
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 4.34%, 10/30/2026 (b)	625,000	626,797
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.25%, 11/30/2027 (b)	154,225	154,611
Packers Holdings, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 4.00%, 3/9/2028 (b)	279,300	278,427
		2,604,001
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Avaya, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25% 4.35%, 12/15/2027 (b)	292,230	293,075
Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 4.00% 4.08%, 12/15/2027 (b)	$360,000	$360,875
Riverbed Technology, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 6.00% 7.00%, 12/31/2025 (b)	253,088	227,779
		881,729
COMPUTER SERVICES — 0.0% (c)
Redstone Holdco 2 LP Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 4/27/2028 (b)	340,000	335,609
CONSTRUCTION & ENGINEERING — 0.1% (c)
Aegion Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 5/17/2028 (b)	100,000	100,875
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25% 5.25%, 6/21/2024 (b)	144,649	143,694
Brown Group Holding, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.75% 3.25%, 6/7/2028 (b)	51,391	51,419
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 7.50%, 3/30/2029 (b)	60,000	60,450
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 3/31/2028 (b)	106,342	106,836
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 3/31/2028 (b)	548,474	551,019
KKR Apple Bidco, LLC Senior Secured 2021 Term Loan, 3.50%, 9/22/2028 (h)	105,000	105,037
		1,119,330

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance, LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00% 4.00%, 10/25/2023 (b)	$96,125	$96,185
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 5.50% 6.50%, 9/27/2024 (b)	285,315	285,984
		382,169
CONSUMER FINANCE — 0.0% (c)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50% 3.58%, 1/29/2027 (b)	297,044	297,292
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 12/1/2027 (b)	303,475	304,495
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 8/4/2027 (b)	623,848	624,107
Klockner-Pentaplast of America, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.75% 5.25%, 2/12/2026 (b)	468,825	470,878
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 10/2/2028 (h)	220,000	220,533
Senior Secured 2021 2nd Lien Term Loan, 10/1/2029 (h)	45,000	45,337
TricorBraun Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 3/3/2028 (b)	18,822	18,742
Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25% 3.75%, 3/3/2028 (b)	$244,300	$243,263
Trident TPI Holdings, Inc.:
Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00% 4.00%, 10/17/2024 (b)	499,807	500,085
Senior Secured 2021 Delayed Draw Term Loan, 9/15/2028 (h)	8,696	8,721
Senior Secured 2021 Incremental Term Loan, 9/15/2028 (h)	61,304	61,483
		2,497,644
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2017 Term Loan B, 7/12/2024 (b)	1,212,890	1,213,866
Mister Car Wash Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00% 3.09%, 5/14/2026 (b)	342,057	341,363
		1,555,229
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Deerfield Dakota Holding, LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75% 4.75%, 4/9/2027 (b)	898,811	902,532
DirecTV Financing, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5%, 5.75%, 7/22/2027 (b)	384,420	385,100
Edelman Financial Center, LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.83%, 7/20/2026 (b)	295,000	297,673
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.25%, 4/7/2028 (b)	561,000	560,562
Eisner Advisory Group LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.25% 6.00%, 7/28/2028 (b)	145,454	145,818

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HighTower Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 4/21/2028 (b)	$268,000	$268,377
Zebra Buyer LLC Senior Secured Term Loan B, 4/21/2028 (h)	275,000	276,178
		2,836,240
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings S.A.:
Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 4.75% 8.00%, 11/27/2023 (b)	1,237,174	1,255,732
Senior Secured 2021 DIP Term Loan, 10/13/2022 (h)	212,199	214,056
Telesat Canada Senior Secured Term Loan B5, 2 Month USD LIBOR + 2.75% 2.86%, 12/7/2026 (b)	178,999	162,304
		1,632,092
ELECTRICAL EQUIPMENT — 0.0% (c)
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 12/2/2024 (b)	74,806	75,180
ELECTRIC-INTEGRATED — 0.0% (c)
ExGen Renewables IV, LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50% 3.50%, 12/15/2027 (b)	210,162	210,441
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Ingram Micro, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 6/30/2028 (b)	488,775	490,547
Security Description	Principal Amount	Value
Mirion Technologies, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.00% 4.15%, 3/6/2026 (b)	$69,467	$69,684
		560,231
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Carnival Corporation Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.75%, 6/30/2025 (b)	143,550	143,057
Granite Holdings US Acquisition Co. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00% 4.15%, 9/30/2026 (b)	361,343	362,246
WIN Waste Innovations Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75% 3.25%, 3/24/2028 (b)	428,925	429,283
		934,586
ENTERTAINMENT — 0.1%
Everi Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50% 3.00%, 8/3/2028 (b)	115,000	114,892
NASCAR Holdings, Inc Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50% 2.58%, 10/19/2026 (b)	253,737	253,896
Sweetwater Borrower, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.50%, 8/7/2028 (b)	305,000	304,809
UFC Holdings, LLC Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 2.75% 3.50%, 4/29/2026 (b)	566,986	566,317
		1,239,914

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
FINANCIAL SERVICES — 0.0% (c)
Greystone Select Financial LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 5.00% 5.75%, 6/16/2028 (b)	$89,723	$90,789
FOOD & BEVERAGE — 0.0% (c)
Caesars Resort Collection, LLC Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 4.50% 4.58%, 7/21/2025 (b)	470,250	471,195
FOOD & STAPLES RETAILING — 0.0% (c)
Monogram Food Solutions, LLC Senior Secured Term Loan B, 8/28/2028 (h)	260,000	260,650
United Natural Foods, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50% 3.58%, 10/22/2025 (b)	258,228	258,451
		519,101
FOOD-MISC/DIVERSIFIED — 0.0% (c)
H Food Holdings LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69% 3.77%, 5/23/2025 (b)	584,569	583,718
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 10/1/2027 (b)	563,860	565,974
Zelis Healthcare Corporation Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 3.60%, 9/30/2026 (b)	583,560	581,868
		1,147,842
Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Agiliti Health, Inc. Senior Secured Term Loan, 1/4/2026 (h)	$115,000	$114,569
Air Methods Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50% 4.50%, 4/22/2024 (b)	392,820	390,242
Aveanna Healthcare, LLC:
Senior Secured 2021 Delayed Draw Term Loan, 7/17/2028 (h)	72,641	72,704
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 7/17/2028 (b)	312,358	312,627
CHG Healthcare Services, Inc. Senior Secured 2021 Term Loan, 9/29/2028 (h)	260,000	260,697
Endo Luxembourg Finance Company I S.a r.l. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.00% 5.75%, 3/27/2028 (b)	98,128	96,186
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.83%, 10/10/2025 (b)	402,934	359,779
Global Medical Response, Inc.:
Senior Secured 2017 Term Loan B2, 6 Month USD LIBOR + 4.25% 5.25%, 3/14/2025 (h)	110,000	110,564
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 10/2/2025 (b)	348,250	350,035
Heartland Dental, LLC Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00% 4.10%, 4/30/2025 (b)	135,000	134,865
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.00% 2.50%, 3/15/2028 (b)	258,700	258,538

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.50% 3.00%, 7/3/2028 (b)	$195,643	$196,511
Senior Secured US Term Loan, 3 Month USD LIBOR + 2.50% 3.00%, 7/3/2028 (b)	48,745	48,961
MED ParentCo LP Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.25% 4.33%, 8/31/2026 (b)	189,036	188,962
Medline Industries, Inc. Senior Secured Term Loan B, 9/20/2028	480,000	477,600
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00% 3.09%, 6/30/2025 (b)	149,848	149,895
Radnet Management, Inc. Senior Secured 2021 Term Loan, 4/21/2028 (b)	324,187	324,087
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75% 3.83%, 11/16/2025 (b)	318,096	318,040
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 3.75%, 2/6/2024 (b)	172,301	168,424
Upstream Rehabilition, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25% 4.35%, 11/20/2026 (b)	165,000	165,233
		4,498,519
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Delayed Draw Term Loan, 7/31/2028 (h)	15,556	15,623
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 7/31/2028 (b)	124,444	124,989
Security Description	Principal Amount	Value
Tecta America Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25% 5.00%, 4/1/2028 (b)	$194,512	$195,242
		335,854
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 8/17/2028 (b)	984,526	983,606
ClubCorp Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75% 2.90%, 9/18/2024 (b)	325,986	307,152
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50% 3.25%, 10/4/2023 (b)	394,303	392,946
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/1/2028 (b)	512,425	513,627
Playa Resorts Holding B.V. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75% 3.75%, 4/29/2024 (b)	194,807	191,010
Travel Leaders Group, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 1/25/2024 (b)	204,472	191,948
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2020 Super Priority Term Loan, 2/28/2025 (b)	271,419	282,227
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 6.75% 6.88%, 5/29/2026 (b)	91,951	79,422
Twin River Worldwide Holdings, Inc. Senior Secured 2021 Term Loan B, 8/6/2028 (h)	610,000	610,595
		3,552,533

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.0% (c)
Springs Windows Fashions, LLC Senior Secured 2021 Term Loan B, 10/6/2028 (h)	$570,000	$566,797
HOUSEHOLD PRODUCTS — 0.0% (c)
Conair Holdings, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 5/17/2028 (b)	185,000	185,366
TGP Holdings III, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.25%, 6/29/2028 (b)	84,643	84,749
		270,115
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00% 2.08%, 8/12/2026 (b)	78,400	77,567
INDUSTRIAL CONGLOMERATES — 0.0% (c)
Grinding Media, Inc. Senior Secured 2021 Term Loan B, 9/22/2028 (h)	240,000	240,900
INSURANCE — 0.1%
Acrisure, LLC Senior Secured 2020 Term Loan B, 2 Month USD LIBOR + 3.50% 3.61%, 2/15/2027 (b)	831,199	824,965
Alliant Holdings Intermediate, LLC Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75% 4.25%, 11/5/2027 (b)	94,562	94,772
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 3.00%, 2/19/2028 (b)	314,850	313,277
Security Description	Principal Amount	Value
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 3.58%, 2/12/2027 (b)	$1,208,606	$1,202,810
OneDigital Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.50% 5.25%, 11/16/2027 (b)	579,797	582,940
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 12/31/2025 (b)	830,410	824,768
		3,843,532
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75% 2.90%, 5/31/2025 (b)	65,990	56,256
Ivanti Software, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 12/1/2027 (b)	263,675	264,891
Rentpath, Inc. Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028 (h)	31,497	4,567
		325,714
INTERNET & CATALOG RETAIL — 0.1%
Endure Digital, Inc. Senior Secured Term Loan, 2/10/2028 (b)	600,000	597,675
PUG LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50% 3.58%, 2/12/2027 (b)	315,996	309,544
Uber Technologies, Inc. Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 3.50% 3.58%, 4/4/2025 (b)	506,077	506,884
		1,414,103

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
INTERNET & TELECOM — 0.0% (c)
Arches Buyer, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 12/6/2027 (b)	$394,008	$392,500
Cablevision Lightpath LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25% 3.75%, 11/30/2027 (b)	392,037	392,920
CNT Holdings I Corp. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/8/2027 (b)	218,900	219,402
		1,004,822
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00% 3.08%, 6/15/2025 (b)	695,879	691,530
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 6/2/2028 (b)	225,000	225,047
Flexential Intermediate Corporation Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.65%, 8/1/2024 (b)	318,145	296,869
VS Buyer, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00% 3.08%, 2/28/2027 (b)	1,022,062	1,022,701
		2,236,147
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 5.50%, 2/4/2027 (b)	29,849	30,031
Parexel International Corporation:
Senior Secured 2021 1st Lien Term Loan, 8/11/2028 (h)	385,000	385,543
Security Description	Principal Amount	Value
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75% 2.83%, 9/27/2024 (b)	$597,712	$597,880
		1,013,454
MACHINERY — 0.1%
Alliance Laundry Systems LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 4.25%, 10/8/2027 (b)	117,814	118,130
American Trailer World Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 3/3/2028 (b)	234,413	233,621
Bingo Industries Ltd. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 7/8/2028 (b)	85,000	85,000
Columbus McKinnon Corporation Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75% 3.25%, 5/14/2028 (b)	35,000	34,956
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00% 3.08%, 3/29/2025 (b)	393,552	392,108
Hayward Industries, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.50% 3.00%, 5/12/2028 (b)	289,275	288,974
Hillman Group, Inc. (The):
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75% 7/14/2028 (b)	2,296	2,295
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75% 3.25%, 7/14/2028 (b)	119,789	119,789
Madison IAQ LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 6/21/2028 (b)	365,000	364,923

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Titan Acquisition Limited Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00% 3.17%, 3/28/2025 (b)	$286,950	$282,190
Waterlogic Holdings Limited Senior Secured 2021 USD Term Loan B, 8/4/2028 (h)	555,000	556,044
		2,478,030
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.63%, 8/21/2026 (b)	242,262	237,624
MEDIA — 0.1%
Diamond Sports Group, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25% 3.34%, 8/24/2026 (b)	173,671	108,906
Radiate Holdco, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 9/25/2026 (b)	1,052,050	1,052,355
Sinclair Television Group, Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50% 2.59%, 9/30/2026 (b)	274,400	270,285
Vertical US Newco, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 7/30/2027 (b)	575,010	576,767
Ziggo Financing Partnership Senior Secured USD Term Loan I, 4/30/2028 (h)	190,000	188,680
		2,196,993
METALS & MINING — 0.0% (c)
Tiger Acquisition, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 6/1/2028 (b)	195,000	194,544
Security Description	Principal Amount	Value
U.S. Silica Company Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00% 5.00%, 5/1/2025 (b)	$243,405	$238,880
		433,424
MISCELLANEOUS MANUFACTUR — 0.0% (c)
Gemini HDPE LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.00% 3.50%, 12/31/2027 (b)	341,981	342,516
Groupe Solmax, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 5/29/2028 (b)	95,000	95,080
		437,596
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25% 4.33%, 7/9/2025 (b)	728,810	729,164
OIL REFINING & MARKETING — 0.0% (c)
Gulf Finance, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.25% 6.25%, 8/25/2023 (b)	219,975	212,069
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00% 4.15%, 2/7/2025 (b)	178,039	177,746
EG Group Limited Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 4.75%, 3/31/2026 (b)	154,744	154,937
Oryx Midstream Services Permian Basin LLC Senior Secured Term Loan B, 10/5/2028	190,000	189,050
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00% 3.50%, 6/23/2025 (b)	597,437	588,757

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Waterbridge Midstream Operating LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 5.75% 6.75%, 6/22/2026 (b)	$169,139	$165,213
		1,275,703
PERSONAL PRODUCTS — 0.0% (c)
Kronos Acquisition Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 12/22/2026 (b)	446,712	436,902
PHARMACEUTICALS — 0.1%
Bausch Health Companies, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00% 3.08%, 6/2/2025 (b)	127,526	127,510
HC Group Holdings II, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 3.83%, 8/6/2026 (b)	89,318	89,396
Jazz Financing Lux S.a.r.l. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 5/5/2028 (b)	573,563	574,999
Organon & Co Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00% 3.50%, 6/2/2028 (b)	574,094	576,247
Pathway Vet Alliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 3.83%, 3/31/2027 (b)	592,221	591,789
PetVet Care Centers, LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50% 4.25%, 2/14/2025 (b)	99,670	99,826
Southern Veterinary Partners, LLC Senior Secured Term Loan, 10/5/2027 (h)	45,000	45,225
		2,104,992
Security Description	Principal Amount	Value
PIPELINES — 0.1%
CQP Holdco LP Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 6/5/2028 (b)	$575,781	$574,701
DT Midstream, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 2.00% 2.50%, 6/26/2028 (b)	169,575	169,721
Oryx Midstream Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 5/22/2026 (b)	692,876	693,250
		1,437,672
PROFESSIONAL SERVICES — 0.0% (c)
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.34%, 2/6/2026 (b)	572,355	572,632
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 8/31/2028 (h)	340,000	338,640
Solenis Holdings LLC Senior Secured 2021 USD Term Loan B, 9/21/2028 (h)	200,000	199,979
		1,111,251
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50% 4.63%, 2/19/2026 (b)	238,670	239,019
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50% 4.50%, 6/30/2024 (b)	354,698	283,537

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.0% (c)
Kodiak Building Partners, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25% 4.00%, 3/12/2028 (b)	$139,300	$139,474
LBM Acquisition LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/17/2027 (b)	254,478	252,464
Park River Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 12/28/2027 (b)	294,263	293,436
		685,374
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp Senior Secured 2020 Fourth Amendment Incremental Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 12/15/2027 (b)	277,900	278,660
ROAD & RAIL — 0.0% (c)
PODS, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.00% 3.75%, 3/31/2028 (b)	572,125	573,198
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Ultra Clean Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 3.83%, 8/27/2025 (b)	148,765	149,230
SOFTWARE — 0.6%
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 9/19/2024 (b)	281,712	282,030
Artera Services, LLC Senior Secured Incremental Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 3/6/2025 (b)	204,488	203,722
Security Description	Principal Amount	Value
Athenahealth, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.25% 4.38%, 2/11/2026 (b)	$360,976	$362,465
Atlas Purchaser, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.25% 6.00%, 5/8/2028 (b)	299,250	296,008
Banff Merger Sub, Inc. Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 3.75% 3.88%, 10/2/2025 (b)	304,562	303,293
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 10/30/2026 (b)	1,223,212	1,221,555
Castle US Holding Corporation Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.75% 3.90%, 1/29/2027 (b)	575,453	571,735
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 6/29/2026 (b)	530,000	534,126
CommerceHub, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 12/29/2027 (b)	139,300	139,707
Constant Contact Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 2/10/2028 (b)	505,000	504,369
Cornerstone OnDemand, Inc. Senior Secured 2021 Term Loan, 9/21/2028 (h)	340,000	339,895
Cvent, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 3.83%, 11/29/2024 (b)	393,979	392,965
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.08%, 10/16/2026 (b)	94,282	94,413

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00% 7.08%, 2/16/2029 (b)	$190,000	$192,196
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50% 4.50%, 6/13/2024 (b)	513,440	510,033
Senior Secured USD 2nd Lien Term Loan, 6 Month USD LIBOR + 7.25% 8.25%, 6/13/2025 (b)	105,000	105,835
First Advantage Holdings, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75% 2.83%, 1/31/2027 (b)	275,666	275,804
Flexera Software LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 3/3/2028 (b)	535,492	536,705
Grab Holdings, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 4.50% 5.50%, 1/29/2026 (b)	303,475	307,520
Greeneden U.S. Holdings II, LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00% 4.75%, 12/1/2027 (b)	570,883	573,483
Helios Software Holdings, Inc. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75% 3.92%, 3/11/2028 (b)	513,714	513,779
Hyland Software, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 7/1/2024 (b)	570,579	571,885
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 7.00%, 7/7/2025 (b)	45,000	45,675
I-Logic Technologies Bidco, Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.50%, 2/16/2028 (b)	162,500	163,255
Security Description	Principal Amount	Value
Informatica LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.25% 3.33%, 2/25/2027 (b)	$201,925	$201,521
ION Trading Finance Limited Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75% 4.92%, 4/1/2028 (b)	480,000	481,562
Liftoff Mobile, Inc. Senior Secured Term Loan B, 10/2/2028 (h)	205,000	204,552
LogMeIn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75% 4.85%, 8/31/2027 (b)	701,475	701,970
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 3.33%, 11/29/2024 (b)	1,064,777	1,064,947
PointClickCare Technologies, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 3.75%, 12/29/2027 (b)	144,275	144,455
Polaris Newco LLC Senior Secured USD Term Loan B, 6 Month USD LIBOR + 4.00% 4.50%, 6/2/2028 (b)	575,000	576,918
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 4.09%, 4/26/2024 (b)	570,996	571,456
Renaissance Holding Corp. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00% 7.08%, 5/29/2026 (b)	150,000	150,844
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 12/17/2027 (b)	80,752	80,436
Senior Secured 2021 Term Loan B2, 12/17/2027 (b)	128,721	128,219
Severin Acquisition, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 3.34%, 8/1/2025 (b)	595,553	593,507

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SkillSoft Corporation Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.50%, 6/30/2028 (b)	$80,000	$80,500
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 10/7/2027 (b)	590,537	593,428
Surf Holdings, LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50% 3.63%, 3/5/2027 (b)	1,027,005	1,022,861
Tempo Acquisition LLC Senior Secured 2020 Extended Term Loan, 1 Month USD LIBOR + 3.25% 3.75%, 11/2/2026 (b)	1,072,410	1,075,874
Tibco Software, Inc. Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75% 3.84%, 6/30/2026 (b)	575,863	573,346
Ultimate Software Group, Inc. Senior Secured 2020 2nd Lien Incremental Term Loan, 3 Month USD LIBOR + 6.75% 7.50%, 5/3/2027 (b)	95,000	96,860
Ultimate Software Group, Inc. (The) Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 3.25% 4.00%, 5/4/2026 (b)	589,476	591,416
Virtusa Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 4.75%, 2/11/2028 (b)	69,650	69,929
		18,047,054
SPECIALTY RETAIL — 0.1%
At Home Group, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 4.75%, 7/24/2028 (b)	160,000	160,500
Great Outdoors Group, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 3/6/2028 (b)	461,512	463,993
Security Description	Principal Amount	Value
Jo-Ann Stores, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.75% 5.50%, 7/7/2028 (b)	$240,000	$234,000
K-Mac Holdings Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.00%, 7/21/2028 (h)	195,000	194,244
Michaels Companies, Inc. Senior Secured 2021 Term Loan B, 4/15/2028 (b)	194,513	194,932
Petco Health and Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 4.00%, 3/3/2028 (b)	582,075	582,645
PetSmart, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.75% 4.50%, 2/12/2028 (b)	300,000	301,071
Rent-A-Center, Inc. Senior Secured 2021 First Lien Term Loan B, 2/17/2028 (h)	169,150	169,996
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 6/2/2028 (b)	270,000	270,281
Staples, Inc. Senior Secured 7 Year Term Loan, 3 Month USD LIBOR + 5.00% 5.13%, 4/16/2026 (b)	209,464	200,300
Victoria's Secret & Co. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25% 3.75%, 6/30/2028 (b)	210,000	209,738
Whatabrands LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 3.75%, 8/3/2028 (b)	295,000	295,066
		3,276,766

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 3/1/2025 (b)	$398,273	$396,035
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 12/11/2026 (b)	143,188	143,456
TELECOMMUNICATION EQUIP — 0.1%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00% 4.12%, 8/14/2026 (b)	753,380	752,438
Cologix, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 5/1/2028 (b)	488,775	490,302
Cyxtera DC Holdings, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 5/1/2024 (b)	300,000	298,286
Delta TopCo, Inc.:
Senior Secured 2020 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25% 8.00%, 12/1/2028 (b)	65,000	65,867
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 12/1/2027 (b)	274,312	275,046
GOGO Intermediate Holdings LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 4/30/2028 (b)	480,000	481,250
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 4.59%, 11/30/2025 (b)	104,770	95,575
		2,458,764
Security Description	Principal Amount	Value
TRANSPORT-AIR FREIGHT — 0.0% (c)
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 12/11/2026 (b)	$556,340	$544,170
Savage Enterprises LLC Senior Secured 2021 Term Loan B, 9/15/2028 (h)	255,000	255,278
		799,448
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
First Student Bidco, Inc.:
Senior Secured Term Loan B, 7/21/2028 (b)	299,461	298,188
Senior Secured Term Loan C, 7/21/2028 (b)	110,539	110,070
GIP II Blue Holding, L.P. Senior Secured Term Loan B, 9/29/2028 (h)	145,000	145,182
		553,440
TOTAL SENIOR FLOATING RATE LOANS (Cost $94,630,486)		95,045,236
U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.7%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	1,777,343	1,860,997
2.50%, 9/1/2050	16,884,010	17,482,367
3.00%, 11/1/2042	8,002,863	8,532,533
3.00%, 12/1/2042	6,240,748	6,597,670
3.00%, 1/1/2045	947,069	1,006,651
3.00%, 2/1/2045	669,501	709,033
3.00%, 3/1/2045	652,548	691,079
3.00%, 4/1/2045	18,041,433	19,157,109
3.00%, 5/1/2045	2,578,211	2,730,446
3.00%, 8/1/2045	7,403,556	7,840,713
3.00%, 7/1/2047	2,614,352	2,763,872
3.00%, 6/1/2051	24,247,721	25,480,818
3.50%, 2/1/2045	1,145,542	1,233,445
3.50%, 4/1/2045	15,715,284	17,057,255
3.50%, 6/1/2045	7,685,747	8,366,254
3.50%, 10/1/2045	8,238,370	8,967,889
3.50%, 2/1/2046	4,471,073	4,763,902
4.00%, 4/1/2047	12,760,469	13,750,619
4.00%, 7/1/2047	3,330,670	3,588,904
4.00%, 10/1/2047	7,263,995	7,827,187
4.50%, 6/1/2044	1,276,687	1,419,916

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 326, Class 300, CMO, 3.00%, 3/15/2044	$14,707,827	$15,440,499
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.92%, 5/15/2041 (b)	5,290,093	709,697
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	3,541,501	3,820,923
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 6.57%, 5/15/2041 (b)	876,093	91,255
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	8,217,513	8,410,863
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	5,761,417	5,844,932
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	32,007,761	35,468,506
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,654,158	3,853,467
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,398,581	14,119,300
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	286,228	289,154
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,422,381	4,664,751
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	1,470,943	1,509,233
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	4,822,770	5,006,895
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	13,327,628	14,810,845
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	1,797,810	1,857,515
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	4,976,346	5,163,935
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	4,725,134	4,807,168
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	9,426,083	9,937,346
Security Description	Principal Amount	Value
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	$3,209,174	$3,292,286
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	4,710,841	4,886,065
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	4,116,559	4,293,922
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	7,591,766	7,832,579
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	5,751,447	6,025,152
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,048,849	15,036,223
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	4,775,078	4,989,575
Series 5130, Class SD, CMO, IO, SOFR30A + 2.60% 2.55%, 8/25/2051 (b)	94,488,190	6,609,987
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	9,773,079
2.00%, 2/1/2036	1,809,403	1,863,435
2.00%, 5/1/2036	53,930,865	56,015,569
2.00%, 5/1/2051	29,174,092	29,333,918
2.22%, 12/1/2029	5,400,000	5,651,698
2.44%, 1/1/2032	16,600,000	17,582,451
2.50%, 10/1/2040	22,648,045	23,658,132
2.50%, 9/1/2046	2,395,732	2,466,511
2.50%, 2/1/2047	6,150,291	6,385,570
2.50%, 11/1/2050	18,261,577	18,994,748
2.50%, 2/1/2051	13,079,930	13,547,678
2.50%, 4/1/2051	4,497,738	4,670,841
2.50%, 5/1/2051	41,832,083	43,334,568
12 Month USD LIBOR + 1.66% 2.61%, 5/1/2044 (b)	6,191,104	6,446,333
2.69%, 8/1/2030	23,666,614	25,425,985
2.80%, 11/1/2039	10,034,000	10,884,840
3.00%, 5/1/2035	4,099,945	4,342,082
3.00%, 10/1/2041	11,787,467	12,461,837
3.00%, 3/1/2043	2,887,435	3,079,085
3.00%, 7/1/2043	3,041,875	3,192,906
3.00%, 1/1/2045	134,047	140,404
3.00%, 3/1/2045	899,433	952,219
3.00%, 4/1/2045	1,956,347	2,044,248
3.00%, 7/1/2045	16,562,296	17,661,600
3.00%, 10/1/2046	3,148,220	3,328,332
3.00%, 2/1/2047	11,125,913	11,762,435
3.00%, 11/1/2048	6,874,778	7,268,089
3.00%, 10/1/2049	4,349,984	4,617,638

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2053	$13,111,287	$14,242,483
3.50%, 9/1/2034	1,173,250	1,260,722
3.50%, 12/1/2034	1,040,750	1,118,343
3.50%, 2/1/2035	661,787	711,127
3.50%, 1/1/2045	7,016,428	7,649,476
3.50%, 2/1/2045	2,196,484	2,364,215
3.50%, 6/1/2045	7,849,225	8,542,568
3.88%, 10/1/2030	11,560,000	13,328,563
4.50%, 3/1/2044	1,083,005	1,204,511
4.50%, 6/1/2044	421,802	469,125
4.50%, 7/1/2044	446,396	496,479
4.50%, 2/1/2045	625,738	695,942
2.00%, 10/1/2051	40,000,000	40,129,807
3.00%, 6/1/2051	19,803,094	20,893,919
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,512,157	1,597,476
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.91%, 6/25/2041 (b)	2,867,481	390,125
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,833,719	1,928,693
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.87%, 1/25/2043 (b)	90,978	95,964
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,092,603	19,034,461
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	2,136,498	2,157,529
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.87%, 4/25/2043 (b)	753,660	772,755
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	4,942,727	5,104,880
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	6,300,453	6,549,075
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	3,114,593	3,230,920
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	1,005,700	1,010,568
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	5,107,178	5,388,051
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	5,615,614	5,862,679
Security Description	Principal Amount	Value
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	$5,308,072	$5,534,374
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	4,625,334	4,740,985
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	1,423,733	1,440,328
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	8,009,922	8,203,685
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	6,969,077	7,137,143
Series 2018-M10, Class A1, 3.48%, 7/25/2028 (b)	11,604,549	12,527,846
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	10,000,000	10,147,651
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	13,241,702	13,067,297
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	22,106,569	22,371,164
Government National Mortgage Association:
2.50%, 3/20/2051	11,189,910	11,642,659
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 5.97%, 11/16/2043 (b)	1,135,875	186,179
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	2,967,900	3,053,713
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 6.09%, 7/20/2042 (b)	2,708,556	231,783
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20% 6.11%, 8/20/2050 (b)	11,144,632	1,955,188
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30% 6.21%, 11/20/2050 (b)	33,395,459	7,297,072
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	39,781,545	4,774,259
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00% 4.91%, 11/20/2050 (b)	10,709,671	1,727,727

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-185, Class SE, CMO, IO, 1 Month USD LIBOR + 6.30% 6.21%, 12/20/2050 (b)	$41,117,468	$8,819,528
Series 2021-125, Class SN, CMO, IO, 1 Month USD LIBOR+ 4.20% 4.11%, 1/20/2051 (b)	10,629,388	1,332,030
Series 2021-143, Class IO, IO, VRN, 0.99%, 10/16/2063 (b)	89,714,713	7,658,211
Series 2021-40, Class IO, IO, VRN, 0.84%, 2/16/2063 (b)	79,230,622	6,194,667
Series 2021-60, Class IO, IO, VRN, 0.84%, 5/16/2063 (b)	61,486,021	4,830,934
Series 2021-79, Class IO, 0.92%, 8/16/2063 (b)	91,371,660	7,660,317
Series 2021-80, Class IO, IO, VRN, 0.91%, 12/16/2062 (b)	92,283,442	7,743,302
Series 2021-85, Class IO, IO, VRN, 0.71%, 3/16/2063 (b)	107,334,689	7,997,539
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (b)	43,062,585	2,895,999
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,020,514,567)		1,034,888,999
U.S. TREASURY OBLIGATIONS — 24.6%
Treasury Bonds 1.88%, 2/15/2051	34,000,000	32,438,125
Treasury Notes:
0.13%, 11/30/2022	53,300,000	53,297,918
0.13%, 8/31/2023	93,500,000	93,255,293
0.38%, 9/15/2024	113,300,000	112,813,165
0.38%, 11/30/2025	70,800,000	69,461,437
0.63%, 7/31/2026	64,700,000	63,663,789
0.63%, 5/15/2030	56,200,000	52,476,750
1.00%, 7/31/2028	64,700,000	63,456,547
1.63%, 5/15/2031	64,000,000	64,760,000
1.63%, 5/15/2026	20,600,000	21,251,797
2.13%, 7/31/2024	40,500,000	42,373,125
2.25%, 11/15/2025	80,300,000	84,954,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $749,538,194)		754,202,837
MORTGAGE-BACKED SECURITIES — 6.4%
Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	2,122,451	1,946,664
Security Description	Principal Amount	Value
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	$3,924,188	$3,137,933
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,937,953	2,168,093
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,645,755	1,868,270
Series 2006-OA2, Class A1, CMO, 1 Month USD LIBOR + 0.42% 0.51%, 5/20/2046 (b)	2,131,166	1,922,311
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	2,431,297	2,407,111
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	4,110,212	3,686,628
BANK Series 2017-BNK6, Class XA, IO, 0.95%, 7/15/2060 (b)	52,971,096	1,861,804
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03% 1.11%, 8/15/2036 (a) (b)	925,000	923,701
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 1.28%, 8/15/2036 (a) (b)	396,000	395,040
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 1.78%, 8/15/2036 (a) (b)	447,000	446,195
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 2.58%, 8/15/2036 (a) (b)	1,982,000	1,974,072
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 3.58%, 8/15/2036 (a) (b)	1,974,000	1,973,472
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.46%, 1/26/2037 (a) (b)	7,382,751	6,703,179
BRAVO Residential Funding Trust 2021-A Series 2021-A, Class A1, CMO, 1.99%, 4/25/2031 (a) (e)	9,251,088	9,252,438
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.17%, 9/15/2037 (a) (b)	204,195	202,846

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
ChaseFlex Trust Series 2007-3 Series 2007-3, Class 1A2, CMO, 1 Month USD LIBOR + 0.46%, 0.55%, 7/25/2037 (b)	$8,323,279	$2,426,919
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	748,056	664,820
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,655,901	2,061,324
CHL Mortgage Pass-Through Trust 2007-HYB1 Series 2007-HYB1, Class 2A1, CMO, 2.87%, 3/25/2037 (b)	1,267,529	1,177,472
CHT COSMO Mortgage Trust Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 3.08%, 11/15/2036 (a) (b)	1,333,000	1,334,218
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 3.16%, 3/25/2037 (b)	1,794,370	1,642,622
Series 2007-AR5, Class 1A2A, CMO, 3.03%, 4/25/2037 (b)	902,298	861,736
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	1,581,977	1,573,604
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	4,521,997	4,558,625
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.08%, 9/15/2033 (a) (b)	347,000	345,263
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.85%, 11/15/2050 (b)	64,173,844	2,158,284
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,503,967	1,558,777
CSMC Trust:
Series 2017-MOON, Class E, 3.30%, 7/10/2034 (a) (b)	3,181,000	3,173,815
Series 2020-RPL2, Class A12, CMO, 3.43%, 2/25/2060 (a) (b)	10,968,676	11,072,304
Security Description	Principal Amount	Value
FMC GMSR Issuer Trust:
Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	$3,100,000	$3,092,503
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,979,717
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	1,132,093	1,152,177
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.82%, 12/15/2036 (a) (b)	100,000	98,397
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.26%, 8/10/2050 (b)	40,204,279	1,969,038
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 0.98%, 7/15/2031 (a) (b)	283,000	283,104
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 1.68%, 7/15/2031 (a) (b)	650,000	636,890
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 2.18%, 7/15/2031 (a) (b)	650,000	629,130
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 2.88%, 7/15/2031 (a) (b)	650,000	617,755
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 4.01%, 7/15/2031 (a) (b)	650,000	593,127
GSR Mortgage Loan Trust Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + 0.44%, 0.53%, 8/25/2046 (b)	14,626,571	4,451,756
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (e)	67,083	67,208
IndyMac IMJA Mortgage Loan Trust 2007-A4 Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,749,645	9,707,308
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.08%, 6/15/2032 (a) (b)	365,781	365,668

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.85%, 12/15/2049 (b)	$54,002,468	$1,393,032
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.70%, 1/26/2051 (a) (b)	13,761,287	14,193,675
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	1,065,027	1,069,936
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, CMO, VRN, 3.58%, 8/25/2025 (a) (b)	690,813	702,294
NRPL Trust:
Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (e)	3,333,919	3,329,106
Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (a) (e)	4,260,314	4,281,463
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 2.84%, 5/27/2023 (a) (b)	1,986,505	1,966,640
PMT Credit Risk Transfer Trust 2021-1R Series 2021-1R, Class A, 1 Month USD LIBOR + 2.90%, 3.00%, 2/27/2024 (a) (b)	1,432,034	1,461,620
PRPM LLC Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (e)	13,967,522	14,047,457
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	16,653,766	17,671,849
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	8,073,980	8,144,335
Seasoned Credit Risk Transfer Trust Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	12,795,003	12,853,138
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.36%, 9/25/2036 (b)	290,781	285,387
Security Description	Principal Amount	Value
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 0.76%, 7/19/2034 (b)	$1,509,360	$1,469,285
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.70%, 6/15/2050 (b)	18,380,057	1,249,216
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-HY1 Trust Series 2007-HY1, Class A3A, CMO, 1 Month USD LIBOR + 0.23%, 0.32%, 2/25/2037 (b)	5,433,020	4,620,614
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	970,679	970,679
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (e)	2,714,603	827,974
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	4,550,773	4,235,743
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 2.64%, 8/25/2037 (b)	1,311,438	1,251,137
TOTAL MORTGAGE-BACKED SECURITIES (Cost $206,485,461)		198,147,898
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.0%
ACRE Commercial Mortgage, Ltd. Series 2021-FL4, Class B, 1 Month USD LIBOR + 1.40%, 1.49%, 12/18/2037 (a) (b)	3,000,000	2,992,539
BANK:
Series 2017-BNK4, Class XA, IO, 1.55%, 5/15/2050 (b)	29,344,008	1,605,654
Series 2021-BN35, Class XA, IO, VRN, 1.16%, 6/15/2064 (b)	9,245,654	759,351
BBCMS Mortgage Trust Series 2021-C11, Class XA, IO, VRN, 1.39%, 9/15/2054 (b)	27,242,000	2,841,084

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.34%, 2/15/2051 (b)	$2,545,000	$2,758,086
Series 2020-B19, Class XA, IO, VRN, 1.89%, 9/15/2053 (b)	20,043,182	2,109,454
Series 2021-B24, Class XA, IO, VRN, 1.27%, 3/15/2054 (b)	3,390,678	288,573
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class E, 1 Month USD LIBOR + 2.00% 2.10%, 9/15/2036 (a) (b)	1,923,000	1,925,613
Series 2021-VOLT, Class F, 1 Month USD LIBOR + 2.40% 2.50%, 9/15/2036 (a) (b)	1,923,000	1,926,624
BX Trust:
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 3.23%, 7/15/2034 (a) (b)	1,007,434	1,007,797
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 2.13%, 7/15/2034 (a) (b)	565,436	565,612
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 3.23%, 7/15/2034 (a) (b)	1,805,400	1,807,657
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	3,830,000	3,942,580
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.43%, 5/10/2050 (b)	16,429,849	818,439
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.15%, 1/10/2048 (b)	23,553,084	853,093
Series 2016-C4, Class XA, IO, 1.80%, 5/10/2058 (b)	10,932,116	652,097
Series 2017-C8, Class XA, IO, 1.71%, 6/15/2050 (b)	24,625,286	1,528,924
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.57%, 2/10/2048 (b)	2,541,000	2,684,709
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	414,618
Series 2015-GC31, Class C, 4.19%, 6/10/2048 (b)	1,500,000	1,580,650
Security Description	Principal Amount	Value
Series 2015-GC33, Class C, 4.73%, 9/10/2058 (b)	$1,500,000	$1,485,732
Series 2016-GC36, Class XA, IO, 1.38%, 2/10/2049 (b)	20,115,608	884,945
Series 2020-555, Class E, 3.62%, 12/10/2041 (a) (b)	2,047,000	1,929,544
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.29%, 10/10/2046 (b)	26,359,013	497,384
Series 2015-CR22, Class XA, IO, 1.02%, 3/10/2048 (b)	8,691,706	191,628
Series 2015-CR26, Class B, 4.63%, 10/10/2048 (b)	1,600,000	1,759,266
Series 2015-CR26, Class XA, IO, 1.08%, 10/10/2048 (b)	20,201,310	612,667
Series 2015-DC1, Class C, VRN, 4.45%, 2/10/2048 (b)	644,000	654,499
Series 2015-DC1, Class XA, IO, 1.16%, 2/10/2048 (b)	7,397,334	177,050
Series 2015-LC21, Class C, 4.48%, 7/10/2048 (b)	968,000	1,027,984
Series 2016-CR28, Class C, 4.79%, 2/10/2049 (b)	2,011,000	2,175,327
Series 2016-DC2, Class XA, IO, 1.11%, 2/10/2049 (b)	16,051,197	531,529
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (a) (b)	1,388,000	1,460,132
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,317,349
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	961,426
Series 2015-C4, Class XA, IO, 0.96%, 11/15/2048 (b)	32,547,793	926,963
Series 2019-C17, Class XA, IO, VRN, 1.51%, 9/15/2052 (b)	30,205,475	2,499,332
CSMC 2017-TIME Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	3,012,564

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	$2,440,000	$2,507,644
CSMC Trust Series 2017-MOON, Class D, 3.30%, 7/10/2034 (a) (b)	2,263,000	2,276,657
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.65%, 10/10/2034 (a) (b)	463,000	471,811
DBWF Mortgage Trust Series 2018-GLKS, Class A, 1 Month USD LIBOR + 1.03%, 1.12%, 12/19/2030 (a) (b)	2,552,000	2,554,178
DOLP Trust 2021-NYC:
Series 2021-NYC, Class D, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	1,031,142
Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	996,039
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (b)	1,147,000	1,122,187
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.22%, 12/15/2036 (a) (b)	100,000	98,247
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.63%, 2/10/2046 (b)	11,614,780	171,488
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.85%, 9/10/2047 (b)	26,623,384	490,673
Series 2015-GC32, Class XA, IO, 0.88%, 7/10/2048 (b)	22,829,207	548,281
Series 2015-GC34, Class XA, IO, 1.38%, 10/10/2048 (b)	15,517,278	628,926
Series 2015-GS1, Class XA, IO, 0.91%, 11/10/2048 (b)	25,729,246	708,055
Series 2016-GS3, Class XA, IO, 1.34%, 10/10/2049 (b)	24,834,963	1,254,781
Series 2019-GC38, Class XA, IO, 1.12%, 2/10/2052 (b)	40,459,656	2,439,903
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.23%, 11/15/2036 (a) (b)	2,766,018	2,725,052
Security Description	Principal Amount	Value
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 1.03%, 6/15/2034 (a) (b)	$1,509,617	$1,507,446
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 1.18%, 6/15/2034 (a) (b)	1,509,617	1,509,018
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90%, 1.98%, 6/15/2032 (a) (b)	126,758	126,586
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,809,790
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	3,195,536
Series 2015-JP1, Class XA, IO, 1.06%, 1/15/2049 (b)	16,400,435	518,454
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,997,574
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	1,117,980
Series 2014-C25, Class XA, IO, 0.98%, 11/15/2047 (b)	4,930,101	109,703
Series 2014-C26, Class C, 4.52%, 1/15/2048 (b)	1,500,000	1,563,543
Series 2015-C28, Class XA, IO, 1.10%, 10/15/2048 (b)	8,803,520	225,925
Series 2015-C30, Class XA, IO, 0.64%, 7/15/2048 (b)	25,480,111	419,580
Series 2015-C32, Class C, 4.80%, 11/15/2048 (b)	1,132,000	936,813
Series 2015-C33, Class C, 4.77%, 12/15/2048 (b)	1,739,000	1,831,538
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.71%, 6/15/2049 (b)	17,657,096	912,951
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.09%, 3/10/2050 (a) (b)	40,884,367	1,078,607

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Manhattan West 2020-1MW Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	$2,462,000	$2,478,311
Series 2020-1MW, Class D, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	2,430,101
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.74%, 10/15/2046 (b)	12,295,611	110,262
Series 2013-C7, Class XA, IO, 1.46%, 2/15/2046 (b)	12,877,853	139,809
Series 2015-C20, Class C, 4.60%, 2/15/2048 (b)	500,000	521,886
Series 2015-C27, Class C, 4.66%, 12/15/2047 (b)	1,219,000	1,254,560
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,629,420
Series 2016-C28, Class XA, IO, 1.34%, 1/15/2049 (b)	19,898,243	780,691
Series 2016-C30, Class XA, IO, 1.52%, 9/15/2049 (b)	17,984,586	935,271
Series 2016-C31, Class C, 4.43%, 11/15/2049 (b)	3,358,000	3,385,081
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.02%, 12/15/2048 (b)	24,153,169	735,396
Series 2019-H7, Class C, 4.13%, 7/15/2052	2,930,000	3,124,340
Series 2019-L3, Class XA, IO, 0.76%, 11/15/2052 (b)	55,911,368	2,523,397
Series 2020-HR8, Class XA, IO, VRN, 1.97%, 7/15/2053 (b)	21,441,334	2,753,717
Series 2020-L4, Class XA, IO, VRN, 1.20%, 2/15/2053 (b)	33,094,708	2,480,322
One New York Plaza Trust Series 2020-1NYP, Class C, 1 Month USD LIBOR + 2.20%, 2.28%, 1/15/2026 (a) (b)	1,599,000	1,609,504
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	468,845
SLG Office Trust 2021-OVA:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,931,329
Security Description	Principal Amount	Value
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	$1,989,000	$1,834,844
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.19%, 10/15/2050 (b)	23,846,453	1,192,051
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,132,177	3,137,911
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	2,227,013	2,260,984
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.35%, 2/15/2048 (b)	7,424,016	249,914
Series 2015-C28, Class C, 4.23%, 5/15/2048 (b)	1,500,000	1,564,577
Series 2015-LC20, Class XA, IO, 1.45%, 4/15/2050 (b)	6,763,236	200,742
Series 2015-NXS1, Class XA, IO, 1.23%, 5/15/2048 (b)	7,292,235	216,578
Series 2015-NXS2, Class XA, IO, 0.80%, 7/15/2058 (b)	23,118,325	483,933
Series 2015-P2, Class XA, IO, 1.12%, 12/15/2048 (b)	16,589,811	593,275
Series 2016-BNK1, Class XB, IO, VRN, 1.47%, 8/15/2049 (b)	19,849,000	1,185,551
Series 2016-C33, Class XA, IO, 1.77%, 3/15/2059 (b)	11,505,163	693,511
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	3,143,559
Series 2016-LC24, Class C, VRN, 4.58%, 10/15/2049 (b)	1,900,000	2,018,255
Series 2017-C38, Class XA, IO, 1.16%, 7/15/2050 (b)	37,048,529	1,676,216
Series 2017-RC1, Class XA, IO, 1.65%, 1/15/2060 (b)	21,162,597	1,278,255
Series 2019-C50, Class XA, IO, 1.58%, 5/15/2052 (b)	29,600,871	2,356,418
Series 2020-C57, Class XA, IO, VRN, 2.23%, 8/15/2053 (b)	16,199,487	2,335,668

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-C58, Class XA, IO, VRN, 2.01%, 7/15/2053 (b)	$20,116,147	$2,708,581
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.17%, 3/15/2047 (b)	8,455,716	146,309
Series 2014-C21, Class XA, IO, 1.17%, 8/15/2047 (b)	14,532,856	338,264
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $189,383,795)		154,962,221
	Shares
SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (i) (j) (Cost $103,595,336)	103,595,336	103,595,336
TOTAL INVESTMENTS — 99.6% (Cost $3,069,782,941)		3,058,246,532
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		11,935,404
NET ASSETS — 100.0%		$3,070,181,936
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $13,471, representing 0.00% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2021.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At September 30, 2021, the Fund had unfunded loan commitments of $270,794, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
OneDigital Borrower LLC	18,750	18,852	102
DG Investment Intermediate Holdings	8,809	8,850	41
TGP Holdings III, LLC	11,161	11,175	14
TricorBraun Holdings, Inc.	36,266	36,112	(154)
Eisner Advisory Group LLC	14,545	14,582	37
VT Topco, Inc.	45,426	45,411	(15)
HighTower Holdings LLC	67,000	67,094	94
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Hillman Group, Inc. (The)	26,397	26,397	0
Intelsat Jackson Holdings S.A.	42,440	42,811	371
	$270,794	$271,284	$490
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$437,790,771	$—	$437,790,771
Asset-Backed Securities	—	221,865,836	—	221,865,836
Foreign Government Obligations	—	57,733,927	—	57,733,927
U.S. Government Agency Obligations	—	1,034,888,999	—	1,034,888,999
U.S. Treasury Obligations	—	754,202,837	—	754,202,837
Mortgage-Backed Securities	—	198,147,898	—	198,147,898
Commercial Mortgage Backed Securities	—	154,962,221	—	154,962,221
Common Stocks	—	—	13,471	13,471
Senior Floating Rate Loans	—	95,045,236	—	95,045,236
Short-Term Investment	103,595,336	—	—	103,595,336
TOTAL INVESTMENTS	$103,595,336	$2,954,637,725	$13,471	$3,058,246,532
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	490	—	490
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$490	$—	$490
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,404,943	$63,404,943	$201,765,968	$161,575,575	$—	$—	103,595,336	$103,595,336	$2,582
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 64.9%
ARGENTINA — 0.8%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$550,000	$473,786
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	413,186
		886,972
BRAZIL — 4.1%
Banco do Estado do Rio Grande do Sul SA:
5 year CMT + 4.93%, 5.38%, 1/28/2031 (a)(b)	200,000	200,858
Series REGS, 5 year CMT + 4.93%, 5.38%, 1/28/2031 (a)	200,000	200,858
Braskem Netherlands Finance BV 5 year CMT + 8.22%, 8.50%, 1/23/2081 (a)(b)	400,000	459,600
Itau Unibanco Holding SA:
Series REGS, 5 year CMT + 3.22%, 4.63%, 2/27/2025 (a)	1,000,000	959,040
Series REGS, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (a)	590,000	574,424
Nexa Resources SA Series REGS, 5.38%, 5/4/2027	800,000	840,600
Petrobras Global Finance B.V. 5.50%, 6/10/2051	1,100,000	1,024,584
		4,259,964
CHILE — 5.9%
Antofagasta PLC Series REGS, 2.38%, 10/14/2030	600,000	579,504
CAP SA 3.90%, 4/27/2031 (b)	600,000	588,444
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	2,900,000	2,368,923
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	139,100	137,139
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,533,240	1,569,792
Engie Energia Chile SA 3.40%, 1/28/2030	400,000	411,424
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	400,000	266,812
VTR Finance NV Series REGS, 6.38%, 7/15/2028	200,000	215,424
		6,137,462
CHINA — 0.2%
Baidu, Inc. 3.43%, 4/7/2030	200,000	212,122
Security Description	Principal Amount	Value
COLOMBIA — 3.6%
AI Candelaria Spain SLU 5.75%, 6/15/2033 (b)	$500,000	$498,635
Banco Davivienda SA 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	427,144
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,500,000	1,492,485
Series REGS, 4.38%, 2/15/2031	500,000	494,330
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	521,862
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	300,000	308,103
		3,742,559
INDIA — 4.2%
Adani International Container Terminal Pvt, Ltd. 3.00%, 2/16/2031 (b)	392,000	380,706
Adani International Container Terminal Pvt., Ltd. Series REGS, 3.00%, 2/16/2031	196,000	190,207
Adani Ports & Special Economic Zone, Ltd.:
3.10%, 2/2/2031	1,000,000	954,570
Series REGS, 3.38%, 7/24/2024	600,000	625,656
Series REGS, 4.38%, 7/3/2029	700,000	734,853
JSW Hydro Energy, Ltd. 4.13%, 5/18/2031 (b)	300,000	297,900
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	632,816
Ultratech Cement, Ltd. 2.80%, 2/16/2031	200,000	192,588
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	400,000	358,400
		4,367,696
INDONESIA — 4.7%
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	358,680	420,721
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	827,728
Series REGS, 5.63%, 8/10/2037	2,000,000	2,125,400
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,503,735
		4,877,584

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
JAMAICA — 0.1%
Digicel Group Holdings, Ltd.:
7.00%, 12/31/2099 (b)	$64,616	$52,824
8.00%, 4/1/2025 (b)	43,544	38,744
		91,568
KUWAIT — 0.9%
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	900,000	905,490
MALAYSIA — 4.2%
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,001,840
Petronas Capital, Ltd.:
2.48%, 1/28/2032 (b)	400,000	399,224
Series REGS, 3.50%, 3/18/2025	600,000	643,938
3.50%, 4/21/2030 (b)	200,000	217,106
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	2,000,000	2,121,120
		4,383,228
MEXICO — 2.1%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099	200,000	223,816
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	891,368
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	145,388
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	289,863
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	610,896
		2,161,331
PANAMA — 5.4%
AES Panama Generation Holdings SRL:
4.38%, 5/31/2030 (b)	400,000	412,492
Series REGS, 4.38%, 5/31/2030	1,100,000	1,134,353
Banco General SA 10 Year CMT + 3.67%, 5.25%, 5/7/2031 (a)(b)	800,000	810,448
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	286,563
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	1,200,000	1,223,904
UEP Penonome II SA 6.50%, 10/1/2038 (b)	1,676,150	1,752,801
		5,620,561
Security Description	Principal Amount	Value
PERU — 6.3%
Banco BBVA Peru SA 5 year CMT + 2.75%, 5.25%, 9/22/2029 (a)	$200,000	$212,764
Banco de Credito del Peru:
Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)	800,000	788,792
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	246,498
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029	898,000	955,876
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	700,000	700,861
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	909,118	928,982
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,100,000	1,105,500
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	600,000	623,430
Orazul Energy Egenor SCA 5.63%, 4/28/2027	252,000	254,202
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	1,000,000	810,000
		6,626,905
SAUDI ARABIA — 0.4%
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (b)	400,000	404,288
SINGAPORE — 11.1%
DBS Group Holdings, Ltd.:
Series GMTN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (a)	700,000	696,451
5 year CMT + 1.91%, 3.30%, 2/27/2025 (a)	200,000	204,980
Oversea-Chinese Banking Corp., Ltd.:
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	500,000	498,505
Series REGS, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)	1,700,000	1,694,917
PSA Treasury Pte, Ltd.:
Series GMTN, 2.13%, 9/5/2029	2,000,000	2,016,453
2.25%, 4/30/2030	800,000	815,341
SingTel Group Treasury Pte, Ltd. 1.88%, 6/10/2030	1,500,000	1,469,947
Temasek Financial I, Ltd.:
1.00%, 10/6/2030 (b)	2,100,000	1,961,904

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 1.00%, 10/6/2030	$250,000	$233,560
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	600,000	620,682
Series GMTN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (a)	800,000	793,584
Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (a)	600,000	604,806
		11,611,130
SOUTH KOREA — 5.7%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	1,100,000	1,118,744
Korea Southern Power Co., Ltd. 0.75%, 1/27/2026 (b)	1,000,000	974,930
KT Corp. Series REGS, 2.50%, 7/18/2026	800,000	836,024
LG Chem, Ltd. 2.38%, 7/7/2031 (b)	200,000	197,178
NongHyup Bank 1.25%, 7/20/2025 (b)	600,000	599,790
POSCO:
Series REGS, 2.38%, 1/17/2023	600,000	612,132
Series REGS, 2.75%, 7/15/2024	400,000	418,848
Shinhan Financial Group Co., Ltd. 5 year CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	550,000	546,161
Woori Bank Series REGS, 5 year CMT + 2.66%, 4.25%, 10/4/2024 (a)	600,000	623,886
		5,927,693
THAILAND — 1.2%
Bangkok Bank PCL 5 Year CMT + 4.72%, 5.00%, 12/31/2099	400,000	416,700
Kasikornbank PCL Series EMTN, 5 year CMT + 4.94%, 5.28%, 10/14/2025 (a)	600,000	628,500
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (b)	200,000	207,280
		1,252,480
UNITED ARAB EMIRATES — 2.6%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (b)	2,300,000	2,262,234
Series REGS, 2.63%, 3/31/2036	500,000	492,238
		2,754,472
Security Description	Principal Amount	Value
UNITED STATES — 1.4%
JBS Finance Luxembourg S.a.r.l 3.63%, 1/15/2032 (b)	$1,500,000	$1,531,395
TOTAL CORPORATE BONDS & NOTES (Cost $67,672,061)		67,754,900
FOREIGN GOVERNMENT OBLIGATIONS — 33.7%
BRAZIL — 1.6%
Brazilian Government International Bond:
3.75%, 9/12/2031	500,000	475,410
5.00%, 1/27/2045	300,000	280,290
5.63%, 2/21/2047	900,000	900,729
		1,656,429
CHILE — 2.1%
Chile Government International Bond:
2.55%, 1/27/2032	600,000	595,716
3.10%, 5/7/2041	200,000	193,444
3.10%, 1/22/2061	800,000	724,472
3.50%, 1/25/2050	700,000	701,365
		2,214,997
COLOMBIA — 3.0%
Colombia Government International Bond:
3.13%, 4/15/2031	500,000	468,345
3.25%, 4/22/2032	1,200,000	1,120,488
4.13%, 5/15/2051	950,000	821,854
5.00%, 6/15/2045	700,000	683,431
		3,094,118
DOMINICAN REPUBLIC — 1.9%
Dominican Republic International Bond Series 144A, 4.88%, 9/23/2032 (b)	1,900,000	1,942,769
INDONESIA — 4.0%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,600,000	1,623,760
4.35%, 1/11/2048	500,000	556,810
Perusahaan Penerbit SBSN Indonesia III:
2.55%, 6/9/2031 (b)	1,700,000	1,731,416
Series REGS, 3.80%, 6/23/2050	300,000	305,808
		4,217,794
MALAYSIA — 1.5%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	850,592

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	$250,000	$270,822
Malaysia Wakala Sukuk Bhd:
2.07%, 4/28/2031 (b)	250,000	248,398
Series REGS, 2.07%, 4/28/2031	250,000	248,398
		1,618,210
MEXICO — 5.2%
Mexico Government International Bond:
2.66%, 5/24/2031	1,600,000	1,542,944
3.77%, 5/24/2061	700,000	621,579
4.28%, 8/14/2041	1,600,000	1,633,504
4.35%, 1/15/2047	300,000	301,659
4.50%, 1/31/2050	500,000	512,275
4.60%, 2/10/2048	800,000	827,512
		5,439,473
PANAMA — 3.3%
Panama Government International Bond:
2.25%, 9/29/2032	300,000	282,399
3.87%, 7/23/2060	2,600,000	2,542,150
4.30%, 4/29/2053	600,000	636,264
		3,460,813
PERU — 1.2%
Peruvian Government International Bond 3.30%, 3/11/2041	1,300,000	1,264,003
PHILIPPINES — 3.1%
Philippine Government International Bond:
2.46%, 5/5/2030	400,000	409,064
2.65%, 12/10/2045	500,000	457,015
3.70%, 3/1/2041	1,200,000	1,273,104
3.70%, 2/2/2042	1,000,000	1,061,380
		3,200,563
SAUDI ARABIA — 3.5%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	2,000,000	1,944,520
Series REGS, 3.45%, 2/2/2061	1,500,000	1,471,575
Series REGS, 3.75%, 1/21/2055	200,000	208,582
		3,624,677
SOUTH KOREA — 1.4%
Korea Development Bank:
1.00%, 9/9/2026	200,000	198,046
1.63%, 1/19/2031	500,000	490,920
Korea Electric Power Corp.:
1.13%, 6/15/2025 (b)	400,000	398,616
Security Description	Principal Amount	Value
Series REGS, 1.13%, 6/15/2025	$200,000	$199,308
Korea Hydro & Nuclear Power Co., Ltd. 1.25%, 4/27/2026 (b)	200,000	198,496
		1,485,386
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Government International Bond:
Series REGS, 1.70%, 3/2/2031	800,000	772,160
3.13%, 4/16/2030 (b)	400,000	434,420
Series REGS, 3.13%, 9/30/2049	600,000	602,086
Series REGS, 3.88%, 4/16/2050	200,000	228,338
		2,037,004
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,595,735)		35,256,236
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $511,550)	511,550	511,550
TOTAL INVESTMENTS — 99.1% (Cost $103,779,346)		103,522,686
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		900,709
NET ASSETS — 100.0%		$104,423,395
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.3% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$67,754,900	$—	$67,754,900
Foreign Government Obligations	—	35,256,236	—	35,256,236
Short-Term Investment	511,550	—	—	511,550
TOTAL INVESTMENTS	$511,550	$103,011,136	$—	$103,522,686
Industry Breakdown as of September 30, 2021

% of Net Assets
Foreign Government Obligations	33.7%
Banks	17.3
Electric	17.2
Oil & Gas	5.0
Pipelines	4.2
Energy-Alternate Sources	3.6
Diversified Financial Services	2.9
Transportation	2.8
Commercial Services	2.7
Telecommunications	2.3
Mining	1.8
Iron/Steel	1.6
Chemicals	1.5
Food	1.4
Investment Company Security	0.2
Media	0.2
Internet	0.2
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,549,386	$2,549,386	$6,941,663	$8,979,499	$—	$—	511,550	$511,550	$54
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.3%
ADVERTISING — 0.3%
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	$65,000	$67,761
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	500,000	539,495
		607,256
AEROSPACE & DEFENSE — 0.4%
Boeing Co. 4.51%, 5/1/2023	505,000	533,406
TransDigm, Inc.:
5.50%, 11/15/2027	40,000	41,161
6.25%, 3/15/2026 (a)	65,000	67,972
8.00%, 12/15/2025 (a)	10,000	10,651
Triumph Group, Inc. 7.75%, 8/15/2025	25,000	24,701
		677,891
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	530,000	530,265
AIRLINES — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	260,000	280,205
Southwest Airlines Co. 4.75%, 5/4/2023	505,000	537,603
United Airlines, Inc. 4.63%, 4/15/2029 (a)	115,000	118,883
		936,691
AUTO MANUFACTURERS — 0.6%
General Motors Financial Co., Inc. 5.25%, 3/1/2026	470,000	537,064
Hyundai Capital America:
1.00%, 9/17/2024 (a)	100,000	99,806
2.85%, 11/1/2022 (a)	465,000	475,951
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	130,000	129,776
		1,242,597
AUTO PARTS & EQUIPMENT — 0.1%
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	75,000	73,082
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	45,000	47,300
Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031 (a)	$110,000	$117,662
		238,044
BANKS — 5.1%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	400,000	417,980
Banco Bradesco SA 3.20%, 1/27/2025	300,000	304,752
Banco de Credito del Peru Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (b)	400,000	394,396
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	157,371
Banco do Brasil SA 3.25%, 9/30/2026 (a)	200,000	199,714
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	300,000	300,369
Bancolombia SA 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	200,000	202,582
Bank of America Corp.:
SOFR + 0.69%, 0.74%, 4/22/2025 (b)	165,000	166,442
Series MTN, 3 Month USD LIBOR + 0.79%, 0.91%, 3/5/2024 (b)	360,000	362,930
Bank of Nova Scotia 0.65%, 7/31/2024	405,000	403,890
Canadian Imperial Bank of Commerce 0.45%, 6/22/2023	340,000	340,024
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 1.14%, 6/1/2024 (b)	515,000	521,263
DBS Group Holdings, Ltd. Series GMTN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (b)	200,000	198,986
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	515,000	553,697
Itau Unibanco Holding SA Series REGS, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (b)	200,000	194,720
JPMorgan Chase & Co.:
3.90%, 7/15/2025	305,000	333,313
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	200,000	202,804
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	100,000	101,917

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	$430,000	$451,586
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	200,000	200,318
Morgan Stanley Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	520,000	520,296
Mozart Debt Merger Sub 5.25%, 10/1/2029 (a)	20,000	20,000
NongHyup Bank 1.25%, 7/20/2025 (a)	200,000	199,930
Oversea-Chinese Banking Corp., Ltd.:
Series REGS, 4.25%, 6/19/2024	200,000	216,416
Series REGS, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (b)	250,000	249,253
Royal Bank of Canada SOFR + 0.53%, 0.58%, 1/20/2026 (b)	550,000	550,935
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	50,000	51,101
Toronto-Dominion Bank 0.70%, 9/10/2024	525,000	523,940
Truist Financial Corp. SOFR + 0.40%, 0.45%, 6/9/2025 (b)	515,000	516,061
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (b)	200,000	201,700
Series GMTN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (b)	250,000	247,995
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	540,000	550,708
		9,857,389
BEVERAGES — 0.4%
Central American Bottling Corp. 5.75%, 1/31/2027	200,000	207,460
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	545,000	545,365
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	35,000	35,618
		788,443
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 0.75%, 9/2/2023	540,000	541,723
Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.4%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	$110,000	$112,527
Carrier Global Corp. 2.24%, 2/15/2025	520,000	538,793
Griffon Corp. 5.75%, 3/1/2028	85,000	89,767
		741,087
CHEMICALS — 0.2%
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	25,000	26,220
Diamond BC B.V. 4.63%, 10/1/2029 (a)	65,000	65,977
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	100,000	110,158
SCIH Salt Holdings, Inc. 6.63%, 5/1/2029 (a)	15,000	14,486
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	130,000	134,156
		350,997
COAL — 0.1%
Peabody Energy Corp. 8.50%, 12/31/2024 (a)	13,136	11,597
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	100,000	99,604
		111,201
COMMERCIAL SERVICES — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	35,000	37,032
9.75%, 7/15/2027 (a)	95,000	103,303
Garda World Security Corp. 6.00%, 6/1/2029 (a)	65,000	63,553
HPHT Finance 19, Ltd. 2.88%, 11/5/2024	200,000	209,797
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	90,000	87,546
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	10,000	10,378
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	209,258
Triton Container International, Ltd. 0.80%, 8/1/2023 (a)	545,000	544,657
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	125,000	130,460
		1,395,984
COSMETICS/PERSONAL CARE — 0.0% (c)
Coty, Inc. 5.00%, 4/15/2026 (a)	40,000	40,886

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Avolon Holdings Funding, Ltd. 3.63%, 5/1/2022 (a)	$195,000	$197,888
Capital One Financial Corp.:
3.20%, 1/30/2023	105,000	108,692
3.90%, 1/29/2024	410,000	438,970
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	20,000	19,018
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	53,690	52,968
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	115,000	118,427
Navient Corp. 5.00%, 3/15/2027	25,000	25,738
NFP Corp. 6.88%, 8/15/2028 (a)	35,000	35,723
OneMain Finance Corp.:
5.38%, 11/15/2029	75,000	81,333
6.63%, 1/15/2028	40,000	45,887
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (a)	110,000	104,749
		1,229,393
ELECTRIC — 2.5%
Calpine Corp.:
4.63%, 2/1/2029 (a)	130,000	128,099
5.13%, 3/15/2028 (a)	40,000	40,511
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	200,000	163,374
DTE Energy Co.:
Series C, 2.53%, 10/1/2024	30,000	31,337
Series F, 1.05%, 6/1/2025	525,000	520,721
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	139,100	137,139
Entergy Louisiana LLC 0.95%, 10/1/2024 (d)	550,000	550,231
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	330,588	337,812
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	200,000	133,406
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	250,000	259,762
Minejesa Capital B.V. Series REGS, 4.63%, 8/10/2030	400,000	413,864
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	130,000	127,743
Pacific Gas & Electric Co. 1.75%, 6/16/2022	520,000	519,319
PG&E Corp. 5.00%, 7/1/2028	25,000	25,474
Security Description	Principal Amount	Value
Pike Corp. 5.50%, 9/1/2028 (a)	$120,000	$122,365
PSEG Power LLC 3.85%, 6/1/2023	525,000	553,219
Southern California Edison Co. SOFR + 0.83%, 0.88%, 4/1/2024 (b)	515,000	516,571
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	318,168
		4,899,115
ENTERTAINMENT — 0.4%
Bally's Corp. 6.75%, 6/1/2027 (a)	42,000	45,819
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	235,000	242,680
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	55,000	57,949
Cedar Fair L.P. 5.25%, 7/15/2029	190,000	195,098
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	45,000	46,534
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	60,000	61,106
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	80,000	80,887
5.88%, 9/1/2031 (a)	65,000	65,651
		795,724
ENVIRONMENTAL CONTROL — 0.3%
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	45,000	44,982
5.88%, 6/30/2029 (a)	40,000	40,444
Republic Services, Inc. 2.50%, 8/15/2024	515,000	539,457
		624,883
FOOD — 0.5%
B&G Foods, Inc. 5.25%, 9/15/2027	20,000	20,874
Conagra Brands, Inc. 4.30%, 5/1/2024	497,000	539,404
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	45,000	55,388
5.20%, 7/15/2045	85,000	107,213
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	40,000	40,093
5.50%, 10/15/2027 (a)	45,000	47,094
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	45,000	47,724

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	$125,000	$126,016
US Foods, Inc. 6.25%, 4/15/2025 (a)	10,000	10,499
		994,305
GAS — 0.1%
Atmos Energy Corp. 0.63%, 3/9/2023	245,000	245,007
HEALTH CARE SERVICES — 1.0%
Anthem, Inc. 3.50%, 8/15/2024	490,000	524,849
Centene Corp. 2.50%, 3/1/2031	130,000	128,128
CHS/Community Health Systems, Inc.:
6.00%, 1/15/2029 (a)	55,000	58,296
6.88%, 4/15/2029 (a)	75,000	75,093
HCA, Inc. 5.00%, 3/15/2024	490,000	537,442
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	40,000	39,882
6.75%, 4/15/2025 (a)	30,000	31,514
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	95,000	102,063
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	55,000	56,532
Tenet Healthcare Corp.:
5.13%, 11/1/2027 (a)	60,000	62,726
6.13%, 10/1/2028 (a)	70,000	73,458
UnitedHealth Group, Inc. 0.55%, 5/15/2024	295,000	294,853
		1,984,836
HOME BUILDERS — 0.1%
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	105,000	107,423
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	55,000	54,928
7.00%, 12/31/2027 (a)	35,000	33,533
		88,461
HOUSEWARES — 0.0% (c)
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (d)	85,000	82,632
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	70,000	69,218
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	85,000	88,219
Security Description	Principal Amount	Value
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	$115,000	$116,600
Athene Global Funding SOFR + 0.70%, 0.75%, 5/24/2024 (a) (b)	560,000	562,655
Brighthouse Financial Global Funding 0.60%, 6/28/2023 (a)	225,000	225,178
Grupo de Inversiones Suramericana SA 5.50%, 4/29/2026	200,000	215,678
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	42,126
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	515,000	553,666
		1,873,340
INTERNET — 0.1%
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	55,000	52,250
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	90,000	90,612
7.50%, 9/15/2027 (a)	35,000	38,247
		181,109
INVESTMENT COMPANY SECURITY — 0.0% (c)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	35,000	36,369
LEISURE TIME — 0.2%
Carnival Corp. 5.75%, 3/1/2027 (a)	245,000	253,156
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	205,000	199,182
13.00%, 5/15/2025 (a)	20,000	23,046
		475,384
LODGING — 0.6%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	155,000	159,870
Hyatt Hotels Corp. 1.30%, 10/1/2023 (d)	460,000	460,607
Marriott International, Inc. 3.60%, 4/15/2024	505,000	537,209
		1,157,686
MEDIA — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	85,000	84,458
4.75%, 3/1/2030 (a)	95,000	99,308
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	25,000	16,562

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.88%, 8/15/2027 (a)	$90,000	$93,962
DISH DBS Corp.:
5.13%, 6/1/2029	40,000	39,242
5.88%, 11/15/2024	40,000	42,999
GCI LLC 4.75%, 10/15/2028 (a)	120,000	126,050
iHeartCommunications, Inc. 8.38%, 5/1/2027	10,000	10,683
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	25,000	26,479
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	35,000	36,129
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	40,000	40,732
		616,604
MINING — 0.3%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	84,785
Glencore Funding LLC 4.13%, 5/30/2023 (a)	505,000	533,684
		618,469
OIL & GAS — 2.4%
Apache Corp.:
4.38%, 10/15/2028	75,000	81,035
4.63%, 11/15/2025	20,000	21,525
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	210,108
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	175,000	186,963
CNX Resources Corp. 6.00%, 1/15/2029 (a)	85,000	89,924
Ecopetrol SA 5.88%, 9/18/2023	350,000	376,771
EQT Corp. 7.50%, 2/1/2030	30,000	38,606
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	75,000	77,290
6.25%, 11/1/2028 (a)	40,000	41,499
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	10,000	10,228
7.13%, 2/1/2027 (a)	55,000	57,765
Occidental Petroleum Corp.:
6.13%, 1/1/2031	45,000	53,922
6.45%, 9/15/2036	25,000	31,470
6.63%, 9/1/2030	85,000	104,904
8.00%, 7/15/2025	25,000	29,837
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	259,852
Security Description	Principal Amount	Value
Ovintiv, Inc. 7.38%, 11/1/2031	$30,000	$40,616
Pertamina Persero PT 1.40%, 2/9/2026	200,000	196,630
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	250,000	268,308
Pioneer Natural Resources Co. 0.55%, 5/15/2023	540,000	540,427
Qatar Petroleum 1.38%, 9/12/2026	300,000	297,780
Reliance Industries, Ltd. Class REGS, 4.13%, 1/28/2025	300,000	324,288
SA Global Sukuk, Ltd.:
1.60%, 6/17/2026 (a)	200,000	199,092
1.60%, 6/17/2026	200,000	198,752
Southwestern Energy Co. 5.38%, 2/1/2029 (a)	40,000	42,826
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	20,000	20,292
6.00%, 4/15/2027	70,000	72,976
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	125,000	124,726
Transocean, Inc. 11.50%, 1/30/2027 (a)	15,000	15,437
Valero Energy Corp. 1.20%, 3/15/2024	525,000	529,872
		4,543,721
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	485,000	518,446
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	80,000	84,515
Weatherford International, Ltd. 6.50%, 9/15/2028 (a)	50,000	51,495
		654,456
PHARMACEUTICALS — 0.6%
AbbVie, Inc.:
2.30%, 11/21/2022	260,000	265,559
2.60%, 11/21/2024	250,000	262,792
AstraZeneca PLC 3.50%, 8/17/2023	514,000	542,882
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	115,000	113,771
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	30,000	29,980
		1,214,984

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	$22,000	$22,738
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	75,000	78,001
Galaxy Pipeline Assets Bidco, Ltd. 1.75%, 9/30/2027	195,731	197,692
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	376,480	408,481
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	80,000	80,902
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	100,000	101,910
NuStar Logistics L.P. 6.38%, 10/1/2030	45,000	49,923
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	216,012
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031 (a)	115,000	120,181
Western Midstream Operating L.P. 4.35%, 2/1/2025	40,000	42,233
		1,318,073
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	110,000	114,091
7.63%, 6/15/2025 (a)	30,000	32,011
		146,102
REAL ESTATE INVESTMENT TRUSTS — 0.7%
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	130,000	132,040
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	50,000	57,470
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	35,000	36,006
Welltower, Inc. REIT, 3.63%, 3/15/2024	520,000	554,460
WP Carey, Inc. 4.25%, 10/1/2026	455,000	510,469
		1,290,445
Security Description	Principal Amount	Value
RETAIL — 0.8%
Ambience Merger Sub, Inc. 7.13%, 7/15/2029 (a)	$25,000	$24,825
CK Hutchison International 21, Ltd. 1.50%, 4/15/2026	400,000	399,884
Dollar Tree, Inc. 3.70%, 5/15/2023	510,000	534,623
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	80,000	78,210
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	130,000	132,623
Staples, Inc. 7.50%, 4/15/2026 (a)	35,000	35,495
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	130,000	134,861
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	70,000	72,383
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	85,000	86,394
		1,499,298
SEMICONDUCTORS — 0.3%
Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	535,000	535,251
SOFTWARE — 0.0% (c)
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	45,000	45,088
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 4.45%, 4/1/2024	515,000	558,044
Avaya, Inc. 6.13%, 9/15/2028 (a)	120,000	126,209
CommScope, Inc. 4.75%, 9/1/2029 (a)	125,000	124,778
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	55,000	57,746
5.88%, 10/15/2027 (a)	15,000	15,938
6.75%, 5/1/2029 (a)	40,000	42,152
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	3,024
KT Corp.:
1.00%, 9/1/2025	250,000	246,902
Series REGS, 2.50%, 7/18/2026	200,000	209,006
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	187,198

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sable International Finance, Ltd. 5.75%, 9/7/2027	$200,000	$209,830
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	213,616
T-Mobile USA, Inc.:
2.88%, 2/15/2031	15,000	15,134
3.38%, 4/15/2029	20,000	20,882
3.38%, 4/15/2029 (a)	10,000	10,429
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.22%, 5/15/2025 (b)	545,000	559,546
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	212,050
		2,812,484
TRUCKING & LEASING — 0.5%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	300,000	322,269
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	535,000	561,349
		883,618
TOTAL CORPORATE BONDS & NOTES (Cost $48,762,614)		49,014,714
ASSET-BACKED SECURITIES — 12.3%
AUTOMOBILE — 0.8%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	599,416
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	500,000	500,942
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	350,000	351,851
		1,452,209
OTHER ABS — 11.4%
ACREC 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.24%, 10/18/2036 (a) (b) (d)	181,000	181,000
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/2025 (a)	750,000	753,973
Series 2020-A, Class B, 3.54%, 2/18/2025 (a)	750,000	756,512
Security Description	Principal Amount	Value
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, 3 Month USD LIBOR + 1.21%, 1.37%, 10/15/2034 (a) (b)	$1,000,000	$999,750
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month USD LIBOR + 1.51%, 1.56%, 2/15/2035 (a) (b)	131,000	131,082
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.23%, 6/15/2028 (a) (b)	71,000	71,022
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. Series 2019-FL1, Class B, 1 Month USD LIBOR + 1.700%, 1.78%, 5/15/2037 (a) (b)	138,000	138,043
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.07%, 1.16%, 8/15/2034 (a) (b)	193,000	193,000
Bain Capital Credit CLO Series 2019-1A, Class AR, 3 Month USD LIBOR + 1.13%, 1.26%, 4/19/2034 (a) (b)	500,000	499,875
Bain Capital Credit CLO, Ltd. Series 2020-3A, Class A, 3 Month USD LIBOR + 1.38%, 1.52%, 10/23/2032 (a) (b)	1,250,000	1,248,875
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.18%, 8/15/2036 (a) (b)	82,446	82,396
BRSP 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.24%, 8/19/2038 (a) (b)	151,000	151,000
BSPRT Issuer, Ltd.:
Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.23%, 5/15/2029 (a) (b)	364,288	364,064
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.100%, 1.18%, 3/15/2036 (a) (b)	138,000	138,000
Carlyle US CLO, Ltd Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.140%, 1.33%, 4/15/2034 (a) (b)	1,000,000	999,747

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CarVal CLO IV, Ltd. Series 2021-1A, Class A1A, 3 Month USD LIBOR + 1.18%, Zero Coupon%, 7/20/2034 (a) (b)	$500,000	$499,870
CHCP, Ltd.:
Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.16%, 1.21%, 2/15/2038 (a) (b)	300,000	299,906
Series 2021-FL1, Class AS, 1 Month USD LIBOR + 1.41%, 1.46%, 2/15/2038 (a) (b)	100,000	99,969
CLNC, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.66%, 1.71%, 8/20/2035 (a) (b)	131,000	130,862
FS RIALTO Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.22%, 1.30%, 4/16/2028 (a) (b)	150,000	150,000
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.28%, 12/16/2036 (a) (b)	161,000	160,592
Galaxy XXVII CLO, Ltd. Series 2018-27A, Class A, 3 Month USD LIBOR + 1.02%, 1.14%, 5/16/2031 (a) (b)	500,000	499,400
Greystone CRE Notes, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.02%, 1.10%, 7/15/2039 (a) (b)	151,000	150,860
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 1.58%, 11/30/2032 (a) (b)	900,000	903,060
HGI CRE CLO, Ltd. Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.000%, 1.10%, 9/19/2026 (a) (b)	193,000	193,000
Jamestown CLO XV, Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.340%, 1.47%, 4/15/2033 (a) (b)	500,000	500,300
KREF 2021-FL2, Ltd. Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.07%, 1.15%, 2/15/2039 (a) (b)	236,000	236,000
LCCM 2021-FL2 Trust Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.20%, 1.28%, 12/13/2038 (a) (b)	151,000	150,953
Security Description	Principal Amount	Value
Lendingpoint 2021-A Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	$400,000	$400,540
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.21%, 5/15/2028 (a) (b)	30,395	30,350
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.58%, 5/15/2036 (a) (b)	100,000	100,000
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	415,293	419,451
Marathon CRE, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.23%, 6/15/2028 (a) (b)	19,380	19,380
Marble Point CLO XXI, Ltd. Series 2021-3A, Class A1, 3 Month USD LIBOR + 1.24%, 1.37%, 10/17/2034 (a) (b)	2,000,000	1,999,494
Marlette Funding Trust:
Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	54,866	55,006
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	4,603	4,607
Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	650,000	647,300
MF1 2021-FL7, Ltd. Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.08%, 1.18%, 10/18/2036 (a) (b)	192,000	192,084
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 1.18%, 7/16/2036 (a) (b)	150,000	150,085
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 1.68%, 2/15/2036 (a) (b)	120,000	119,928
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 1.39%, 11/15/2030 (a) (b)	1,000,626	999,825
OFSI Fund IX, Ltd. Series 2018-1A, Class A, 3 Month USD LIBOR + 1.15%, 1.28%, 7/15/2031 (a) (b)	1,000,000	998,200

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	$359,902	$360,313
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	1,000,000	1,000,055
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	423,336	419,868
Shackleton CLO, Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.12%, 1.25%, 7/15/2030 (a) (b)	497,278	496,681
Sound Point CLO Series 2020-1A, Class AR, 3 Month USD LIBOR - 1.17%, Zero Coupon%, 7/20/2034 (a) (b)	1,000,000	999,748
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.51%, 1.56%, 7/15/2038 (a) (b)	100,000	100,000
TRTX Issuer, Ltd. Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.26%, 1.31%, 10/15/2034 (a) (b)	200,000	200,000
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	497,058	497,073
Vibrant ClO VIII, Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.14%, 1.27%, 1/20/2031 (a) (b)	500,000	499,450
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 Month USD LIBOR + 0.18%, 0.27%, 10/25/2036 (b)	307,172	159,238
Wind River CLO, Ltd. Series 2014-1A, Class ARR, 3 Month USD LIBOR + 1.05%, 1.18%, 7/18/2031 (a) (b)	497,951	497,303
		22,049,090
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	198,407	204,148
Security Description	Principal Amount	Value
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	$64,590	$65,328
		269,476
TOTAL ASSET-BACKED SECURITIES (Cost $23,766,710)		23,770,775
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
BRAZIL — 0.1%
Brazil Government International Bond 2.88%, 6/6/2025	250,000	255,527
CHILE — 0.2%
Chile Government International Bond 3.13%, 1/21/2026	400,000	427,588
COLOMBIA — 0.2%
Colombia Government International Bond 4.50%, 1/28/2026	400,000	429,284
INDONESIA — 0.4%
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 1.50%, 06/09/2026 (a)	200,000	200,318
Series REGS, 1.50%, 06/09/2026	300,000	300,477
Series REGS, 2.30%, 06/23/2025	200,000	207,772
		708,567
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	268,695
PERU — 0.1%
Corp. Financiera de Desarrollo SA Series REGS, 3 Month USD LIBOR + 5.605%, 5.25%, 7/15/2029 (b)	200,000	208,462
QATAR — 0.2%
Qatar Government International Bond Series REGS, 3.25%, 6/2/2026	400,000	431,600
SOUTH KOREA — 0.5%
Korea Development Bank:
1.00%, 09/09/2026	250,000	247,558
1.25%, 06/03/2025	200,000	201,046

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	$400,000	$398,616
		847,220
THAILAND — 0.1%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 0.98%, 5/23/2024 (b)	250,000	251,468
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond Series 144A, 2.50%, 4/16/2025 (a)	200,000	210,526
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,061,738)		4,038,937
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%
Federal Home Loan Mortgage Corp.:
1.50% 2/1/2036	7,297,623	7,374,811
1.50%, 3/1/2036	7,403,005	7,479,218
2.00%, 3/1/2036	1,620,329	1,669,473
2.00%, 5/1/2036	2,887,249	2,993,576
2.00%, 10/1/2041	1,500,000	1,532,219
3.50%, 9/1/2032	333,766	357,176
Series 4211, Class AP, 1.60%, 3/15/2043	1,155,331	1,178,774
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	777,833	798,119
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	674,171	686,547
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	146,156	147,067
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	108,198	110,077
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	287,572	301,258
Series K722, Class X1, IO, 1.44%, 3/25/2023 (b)	432,901	5,844
Federal National Mortgage Association:
1.50%, 2/1/2036	1,805,577	1,824,655
1.50%, 3/1/2036	460,769	465,512
1.50%, 5/1/2036	1,201,213	1,217,103
2.00%, 1/1/2036	915,758	948,146
2.00%, 2/1/2036	1,357,052	1,397,576
2.00%, 9/1/2036	992,468	1,022,556
Security Description	Principal Amount	Value
2.00%, 10/1/2036	$2,000,000	$2,060,634
2.50%, 1/1/2032	1,307,237	1,369,852
2.50%, 8/1/2041	9,750,486	10,259,643
3.00%, 11/1/2033	974,414	1,036,935
3.00%, 11/1/2036	222,677	235,922
12 Month USD LIBOR + 1.66%, 2.61%, 5/1/2044 (b)	116,083	120,869
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 0.56%, 12/25/2040 (b)	192,766	195,041
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	768,449	782,470
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.54%, 3/25/2046 (b)	328,468	331,172
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.39%, 12/25/2047 (b)	246,902	247,385
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.39%, 6/25/2048 (b)	284,298	284,859
Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (b)	1,092,351	1,090,546
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,715,260)		49,525,035
U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bill:
0.06%, 3/24/2022	6,000,000	5,998,623
0.07%, 7/14/2022	5,400,000	5,396,997
0.07%, 8/11/2022	10,400,000	10,393,423
U.S. Treasury Note:
1.63%, 4/30/2023	4,000,000	4,089,531
2.25%, 12/31/2023	3,000,000	3,128,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,745,392)		29,006,777
U.S. TREASURY — 4.2%
U.S. Treasury Bill 0.05%, 3/17/2022	8,100,000	8,098,215
MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	277,740	203,094

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.13%, 12/15/2036 (a) (b)	$36,000	$34,954
BANK:
Series 2017-BNK6, Class XA, IO, 0.95%, 7/15/2060 (b)	1,087,587	38,226
Series 2020-BN26, Class XA, IO, VRN, 1.35%, 3/15/2063 (b)	1,315,443	109,548
BBCMS Mortgage Trust Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.58%, 8/15/2036 (a) (b)	38,000	37,848
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.65%, 1/15/2051 (b)	2,236,642	57,498
BX Trust:
Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 0.88%, 5/15/2030 (a) (b)	115,000	114,919
Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.17%, 9/15/2037 (a) (b)	12,426	12,344
Cantor Commercial Real Estate Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (b)	163,000	168,840
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.05%, 8/21/2032 (a) (b)	100,000	100,147
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 1.88%, 12/15/2036 (a) (b)	95,000	94,145
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	274,354
Series 2016-GC37, Class XA, IO, 1.85%, 4/10/2049 (b)	431,820	26,886
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 4.08%, 10/15/2031 (a) (b)	98,953	95,739
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.08%, 9/15/2033 (a) (b)	70,000	69,650
Series 2015-CR25, Class XA, IO, 0.97%, 8/10/2048 (b)	1,169,644	31,772
Security Description	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 2.15%, 2.23%, 7/15/2032 (a) (b)	$29,000	$28,571
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.35%, 6/15/2050 (b)	298,853	13,073
Series 2017-CX10, Class XA, IO, 0.85%, 11/15/2050 (b)	984,261	33,103
Series 2017-CX9, Class XA, IO, 1.00%, 9/15/2050 (b)	1,810,466	39,252
CSMC Mortgage Backed Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (b)	1,095,156	1,107,797
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.82%, 12/15/2036 (a) (b)	125,000	122,996
GS Mortgage Securities Trust:
1.05%, 10/15/2036	181,000	180,998
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	129,000	129,862
Series 2017-GS7, Class XA, IO, 1.26%, 8/10/2050 (b)	387,232	18,965
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.08%, 6/15/2032 (a) (b)	11,128	11,125
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.04%, 7/15/2036 (a) (b)	107,000	106,850
Series 2016-JP4, Class XA, IO, 0.81%, 12/15/2049 (b)	1,534,431	35,812
JPMBB Commercial Mortgage Securities Trust:
Series 2019-COR5, Class XA, IO, VRN, 1.65%, 6/13/2052 (b)	1,120,677	95,436
Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	150,000	158,972
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (e)	465,060	465,816
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 1.45%, 4/15/2034 (a) (b)	117,900	117,826

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.16%, 2.21%, 7/15/2035 (a) (b)	$93,597	$94,183
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.10%, 4/15/2047 (b)	744,220	12,771
Series 2014-C19, Class LNCX, IO, 0.76%, 12/15/2046 (a) (b)	1,171,161	19,601
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.38%, 5/15/2036 (a) (b)	163,000	161,954
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 1.83%, 5/15/2036 (a) (b)	127,000	123,311
Series 2016-UB12, Class XA, IO, 0.85%, 12/15/2049 (b)	1,526,116	39,367
Morgan Stanley Captial I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054	151,000	153,287
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 0.98%, 10/15/2037 (a) (b)	79,000	79,067
Natixis Commercial Mortgage Securities Trust:
Series 2018-850T, Class C, 1 Month USD LIBOR + 1.15%, 1.24%, 7/15/2033 (a) (b)	100,000	98,772
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 1.54%, 7/15/2033 (a) (b)	100,000	97,635
Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.03%, 6/15/2035 (a) (b)	92,420	91,264
OBX 2021-NQM2 Trust Series 2021-NQM2, Class A3, CMO, VRN, 1.56%, 5/25/2061 (a) (b)	1,212,674	1,213,014
PFP, Ltd.:
Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 1.05%, 4/14/2036 (a) (b)	25,471	25,455
Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.13%, 4/14/2037 (a) (b)	51,210	51,146
Security Description	Principal Amount	Value
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.09%, 3/25/2034 (a) (b)	$27,828	$27,866
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, 6.00%, 7/25/2036	2,556,666	1,080,249
Shelter Growth CRE Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.30%, 1.88%, 5/15/2036 (a) (b)	85,000	84,463
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (e)	1,000,000	1,004,597
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.70%, 6/15/2050 (b)	643,438	43,732
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	447,947	464,091
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.50%, 10/25/2035 (b)	409,859	380,208
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, IO, VRN, 1.49%, 6/15/2052 (b)	995,029	79,061
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.95%, 12/15/2046 (b)	807,433	11,761
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,255,181)		9,573,273
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.4%
Arbor Multifamily Mortgage Securities Trust 2021-MF2 Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	140,272
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class B, 1 Month USD LIBOR + 1.500%, 1.58%, 3/15/2036 (a) (b)	135,721	135,652
Benchmark 2019-B15 Mortgage Trust Series 2019-B15, Class XA, IO, VRN, 0.94%, 12/15/2072 (b)	4,083,947	218,203

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
BPR Trust 2021-TY Series 2021-TY, Class A, 1 Month USD LIBOR + 1.05%, 1.15%, 9/25/2038 (a) (b)	$192,000	$192,502
BSREP Commercial Mortgage Trust 2021-DC Series 2021-DC, Class A, 1 Month USD LIBOR + 0.95%, 1.03%, 8/15/2038 (a) (b)	151,000	151,297
BX Commercial Mortgage Trust 2021-VOLT Series 2021-VOLT, Class B, 1 Month USD LIBOR + 0.95%, 1.05%, 9/15/2036 (a) (b)	192,000	192,162
BX Trust Series 2021-VIEW, Class A, 1 Month USD LIBOR + 1.28%, 1.36%, 6/15/2023 (a) (b)	299,000	299,512
BXHPP Trust 2021-FILM:
Series 2021-FILM, Class B, 1 Month USD LIBOR + 0.90%, 0.98%, 8/15/2036 (a) (b)	224,000	224,190
Series 2021-FILM, Class C, 1 Month USD LIBOR + 1.10%, 1.18%, 8/15/2036 (a) (b)	224,000	224,328
BXMT, Ltd.:
Series 2020-FL2, Class A, 1 Month USD LIBOR + 1.01%, 1.06%, 2/15/2038 (a) (b)	138,000	137,784
Series 2021-FL4, Class A, 1 Month USD LIBOR + 1.05%, 1.13%, 5/15/2038 (a) (b)	138,000	138,063
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class XA, IO, VRN, 1.11%, 2/15/2053 (b)	2,207,222	145,825
Extended Stay America Trust Series 2021-ESH, Class A, 1 Month USD LIBOR + 1.08%, 1.16%, 7/15/2038 (a) (b)	149,224	149,620
GPMT, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 1.34%, 7/16/2035 (a) (b)	87,172	87,171
GS Mortgage Securities Trust Series 2020-GC47, Class XA, IO, VRN, 1.25%, 5/12/2053 (b)	2,114,420	177,666
MF1 Multifamily Housing Mortgage Loan Trust:
Series 2021-FL5, Class A, 1 Month USD LIBOR + 0.96%, 1.01%, 7/15/2036 (a) (b)	138,000	137,866
Security Description	Principal Amount	Value
Series 2021-FL5, Class AS, 1 Month USD LIBOR + 1.31%, 1.36%, 7/15/2036 (a) (b)	$138,000	$137,871
Motel Trust Series 2021-MTL6, Class A, 1 Month USD LIBOR + 0.90%, 1.00%, 9/15/2038 (a) (b)	299,000	299,612
PFP 2021-8, Ltd. Series 2021-8, Class A, 1 Month USD LIBOR + 1.00%, 1.10%, 8/9/2037 (a) (b)	193,000	192,863
TTAN 2021-MHC Series 2021-MHC, Class A, 1 Month USD LIBOR + 0.85%, 0.93%, 3/15/2038 (a) (b)	138,000	137,981
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	152,499
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.150%, 1.23%, 2/15/2040 (a) (b)	90,902	91,413
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.450%, 1.53%, 2/15/2040 (a) (b)	90,902	91,376
Series 2019-C52, Class XA, IO, VRN, 1.74%, 8/15/2052 (b)	2,976,315	287,237
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	263,751
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	255,123
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,688,061)		4,661,839
SENIOR FLOATING RATE LOANS — 7.4%
CABLE/SATELLITE TV — 0.2%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 2.08%, 5/3/2028 (b)	299,250	298,034
CASINO SERVICES — 0.2%
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50% 2.38%, 7/21/2026 (b)	425,000	424,080

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.3%
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 6/1/2024(b) (f)	$425,000	$424,363
Element Solutions Inc. Senior Secured 2019 Term Loan B1, 1/31/2026(b) (f)	225,000	225,001
		649,364
COMMERCIAL SERVICES — 0.2%
Terminix Co., LLC Senior Secured 2019 Term Loan D, 11/5/2026 (b) (f)	300,000	299,985
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Clean Harbors Inc. Senior Secured 2021 Incremental Term Loan B, 9/21/2028(f)	75,000	75,156
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.25% 2.38%, 9/19/2026(b)	300,000	294,000
		369,156
COMPUTERS — 0.3%
Dell International LLC Senior Secured 2021 Term Loan B, 1 mo. USD LIBOR 2.00%, 9/19/2025 (b)	500,000	500,403
CONTAINERS & PACKAGING — 0.3%
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 1 Month USD LIBOR + 1.75% 1.86%, 7/1/2026 (b)	510,000	507,832
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding Inc. Senior Secured 2021 Term Loan, 1 mo. USD LIBOR 2.75%, 2/8/2028 (b)	300,000	300,750
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Trans Union LLC Senior Secured 2019 Term Loan B5, 11/16/2026 (b) (f)	423,773	421,688
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 3/1/2027 (b) (f)	425,000	420,331
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.2%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1/20/2028 (b) (f)	$425,000	$423,185
FINANCE-OTHER SERVICES — 0.2%
RPI Intermediate Finance Trust Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 1.75% 1.83%, 2/11/2027 (b)	425,000	424,203
FOOD PRODUCTS — 0.5%
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 2.08%, 5/1/2026(b)	513,683	512,281
KFC Holding Co. Senior Secured 2021 Term Loan B, 1.84%, 3/15/2028(b)	425,000	425,569
		937,850
FORESTRY — 0.2%
Asplundh Tree Expert, LLC Senior Secured 2021 Term Loan B2, 1.83%, 9/7/2027 (b)	423,929	422,899
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.00% 2.50%, 3/15/2028(b)	423,935	423,670
ICON Luxembourg S.A.R.L. Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.50% 3.00%, 7/3/2028(b)	339,380	340,888
ICON Luxembourg S.A.R.L. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.50% 3.00%, 7/3/2028(b)	84,557	84,932
		849,490
HOTELS, RESTAURANTS & LEISURE — 0.2%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 1.84%, 11/19/2026 (b)	448,858	444,181
HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc. Senior Secured 2020 Term Loan, 2.75%, 12/22/2027(b)	340,000	340,354
Reynolds Consumer Products LLC Senior Secured Term Loan, 1.83%, 2/4/2027(b)	423,773	423,125
		763,479

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corporation Senior Secured 2020 Term Loan B5, 2.59%, 12/16/2027(b)	$299,246	$298,910
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 12/31/2025(b) (f)	422,636	419,908
		718,818
INTERACTIVE MEDIA & SERVICES — 0.2%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 2/15/2024 (b) (f)	423,522	421,432
IT SERVICES — 0.2%
Fleetcor Technologies Operating Company, LLC Senior Secured 2021 Term Loan B4, 1.83%, 4/28/2028 (b)	423,937	423,484
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 11/8/2027 (b) (f)	425,000	426,196
MACHINERY — 0.2%
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 3/1/2027 (b) (f)	448,861	443,436
MEDIA — 0.7%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 1.84%, 2/1/2027(b)	513,690	510,977
CSC Holdings LLC Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.25% 2.33%, 7/17/2025(b)	510,000	503,903
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 9/18/2026(b) (f)	300,000	300,095
		1,314,975
MRI/MEDICAL DIAG IMAGING — 0.2%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 6/11/2025 (b) (f)	396,862	396,564
PHARMACEUTICALS — 0.5%
Catalent Pharma Solutions Inc. Senior Secured 2021 Term Loan B3, 2/22/2028(b) (f)	35,000	35,074
Security Description	Principal Amount	Value
Elanco Animal Health Incorporated Senior Secured Term Loan B, 8/2/2027(b) (f)	$515,000	$509,343
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 11/15/2027(b) (f)	339,137	334,050
		878,467
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1/2/2026 (b) (f)	423,902	420,987
SOFTWARE — 0.2%
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25% 1.83%, 4/16/2025 (b)	438,743	435,270
TOTAL SENIOR FLOATING RATE LOANS (Cost $14,311,622)		14,336,539
	Shares
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h) (Cost $7,930,077)	7,930,077	7,930,077
TOTAL INVESTMENTS — 103.4% (Cost $200,334,870)		199,956,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(6,483,197)
NET ASSETS — 100.0%		$193,472,984
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.8% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(f)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$49,014,714	$—	$49,014,714
Asset-Backed Securities	—	23,770,775	—	23,770,775
Foreign Government Obligations	—	4,038,937	—	4,038,937
U.S. Government Agency Obligations	—	49,525,035	—	49,525,035
U.S. Treasury Obligations	—	29,006,777	—	29,006,777
U.S. Treasury	—	8,098,215	—	8,098,215
Mortgage-Backed Securities	—	9,573,273	—	9,573,273
Commercial Mortgage Backed Securities	—	4,661,839	—	4,661,839
Senior Floating Rate Loans	—	14,336,539	—	14,336,539
Short-Term Investment	7,930,077	—	—	7,930,077
TOTAL INVESTMENTS	$7,930,077	$192,026,104	$—	$199,956,181
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,576,244	$14,576,244	$102,928,453	$109,574,620	$—	$—	7,930,077	$7,930,077	$1,229
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)(b)	130,695	$11,953,365
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	541,333	19,769,481
SPDR Portfolio Intermediate Term Treasury ETF (a)	354,972	11,469,145
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	779,336	24,439,977
SPDR Portfolio Long Term Treasury ETF (a)	166,327	6,867,642
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	991,759	25,508,042
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $100,542,967)		100,007,652
SHORT-TERM INVESTMENTS — 25.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	211,062	211,062
State Street Navigator Securities Lending Portfolio II (e)(f)	25,744,328	25,744,328
TOTAL SHORT-TERM INVESTMENTS (Cost $25,955,390)		$25,955,390
TOTAL INVESTMENTS — 125.7% (Cost $126,498,357)		125,963,042
LIABILITIES IN EXCESS OF OTHER ASSETS — (25.7)%		(25,753,072)
NET ASSETS — 100.0%		$100,209,970

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$100,007,652	$—	$—	$100,007,652
Short-Term Investments	25,955,390	—	—	25,955,390
TOTAL INVESTMENTS	$125,963,042	$—	$—	$125,963,042
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	39,726	$3,633,737	$9,025,736	$704,858	$(7)	$(1,243)	130,695	$11,953,365	$—
SPDR Portfolio Intermediate Term Corporate Bond ETF	508,248	18,652,702	5,442,054	4,234,152	72,949	(164,072)	541,333	19,769,481	67,108
SPDR Portfolio Intermediate Term Treasury ETF	292,929	9,485,041	3,067,944	1,059,152	50,676	(75,364)	354,972	11,469,145	13,776
SPDR Portfolio Long Term Corporate Bond ETF	634,102	20,151,762	8,840,835	4,194,087	69,342	(427,875)	779,336	24,439,977	163,340
SPDR Portfolio Long Term Treasury ETF	139,338	5,754,659	1,869,397	743,359	45,884	(58,939)	166,327	6,867,642	26,512
SPDR Portfolio Mortgage Backed Bond ETF	973,311	25,169,822	7,233,964	6,768,851	(141,787)	14,894	991,759	25,508,042	153,224
State Street Institutional U.S. Government Money Market Fund, Class G Shares	136,849	136,849	157,341	83,128	—	—	211,062	211,062	13
State Street Navigator Securities Lending Portfolio II	24,628,973	24,628,973	224,936,094	223,820,739	—	—	25,744,328	25,744,328	34,022
Total		$107,613,545	$260,573,365	$241,608,326	$97,057	$(712,599)		$125,963,042	$457,995
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 99.7%
The Communication Services Select Sector SPDR Fund (a)	544,812	$43,644,889
The Consumer Staples Select Sector SPDR Fund (a)	302,201	20,803,517
The Financial Select Sector SPDR Fund (a)	614,864	23,075,846
The Materials Select Sector SPDR Fund (a)(b)	175,667	13,897,016
The Technology Select Sector SPDR Fund (a)	504,968	75,401,822
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $170,114,845)		176,823,090
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	624,669	624,669
State Street Navigator Securities Lending Portfolio II (e)(f)	6,043,400	6,043,400
TOTAL SHORT-TERM INVESTMENTS (Cost $6,668,069)		$6,668,069
TOTAL INVESTMENTS — 103.4% (Cost $176,782,914)		183,491,159
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(6,118,208)
NET ASSETS — 100.0%		$177,372,951

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$176,823,090	$—	$—	$176,823,090
Short-Term Investments	6,668,069	—	—	6,668,069
TOTAL INVESTMENTS	$183,491,159	$—	$—	$183,491,159
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	422,278	$422,278	$1,177,257	$974,866	$—	$—	624,669	$624,669	$32
State Street Navigator Securities Lending Portfolio II	49,478,804	49,478,804	340,232,770	383,668,174	—	—	6,043,400	6,043,400	9,926
The Communication Services Select Sector SPDR Fund	150,287	12,168,738	42,638,105	9,818,386	1,099,573	(2,443,141)	544,812	43,644,889	78,550
The Consumer Staples Select Sector SPDR Fund	67,445	4,719,127	32,855,099	16,349,072	55,115	(476,752)	302,201	20,803,517	135,908
The Energy Select Sector SPDR Fund	100,084	5,391,525	4,182,681	8,768,316	(992,355)	186,465	—	—	—
The Financial Select Sector SPDR Fund	599,399	21,991,949	19,803,660	19,586,761	1,442,510	(575,512)	614,864	23,075,846	101,368
The Industrial Select Sector SPDR Fund	274,818	28,141,363	4,752,164	33,141,305	149,924	97,854	—	—	—
The Materials Select Sector SPDR Fund	351,629	28,942,583	16,048,174	30,634,053	333,509	(793,197)	175,667	13,897,016	63,210
The Technology Select Sector SPDR Fund	492,231	72,682,830	5,822,917	3,863,495	1,230,966	(471,396)	504,968	75,401,822	140,193
Total		$223,939,197	$467,512,827	$506,804,428	$3,319,242	$(4,475,679)		$183,491,159	$529,187
See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 94.4%
ALABAMA — 1.4%
Southeast Energy Authority, A Cooperative District , General Obligation Series B, VRN,4.00%, 12/1/2051 (a)	$500,000	$605,683
CALIFORNIA — 13.8%
Alameda Corridor Transportation Authority Revenue Series B, 5.00%, 10/1/2035 (b)	105,000	125,455
Anaheim Public Financing Authority Revenue ETM,Zero Coupon, 9/1/2036 (b)	320,000	247,526
California Housing Finance Revenue 3.50%, 11/20/2035	178,719	207,283
California, State General Obligation:
5.00%, 8/1/2029	100,000	120,698
5.00%, 8/1/2030	360,000	434,131
5.00%, 9/1/2031	245,000	295,760
5.00%, 8/1/2033	280,000	336,476
Grossmont Union High School District, General Obligation Zero Coupon, 8/1/2028	120,000	110,115
Los Angeles Unified School District, General Obligation Series A, 5.00%, 7/1/2029	1,000,000	1,299,149
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 1.45%, 11/1/2027	540,000	537,179
Norman Y Mineta San Jose International Airport SJC Revenue:
Series A, AMT5.00%, 3/1/2025	170,000	188,249
Series A, AMT,5.00%, 3/1/2037	210,000	248,900
Palomar Health Series A, Zero Coupon, 8/1/2027 (b)	100,000	92,686
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2026	150,000	168,660
Sacramento City Financing Authority Revenue 5.00%, 12/1/2026	190,000	225,194
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2032	155,000	184,190
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 5/15/2032	155,000	185,381
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series H, 5.00%, 5/1/2028	175,000	218,011
Security Description	Principal Amount	Value
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	$330,000	$387,899
University of California, Revenue Series BI, 1.37%, 5/15/2028	595,000	585,490
		6,198,432
COLORADO — 2.1%
City & County of Denver Co. Airport System Revenue Series B2, AMT, VRN,5.00%, 11/15/2031 (a)	400,000	470,551
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2030	400,000	467,443
		937,994
CONNECTICUT — 1.7%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 5.00%, 7/1/2027	120,000	134,866
Series L-, 4.00%, 7/1/2025	250,000	280,581
South Central Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2037	125,000	149,033
State of Connecticut Revenue Series B, 5.00%, 2/15/2028	150,000	188,718
		753,198
DISTRICT OF COLUMBIA — 0.7%
District of Columbia, Authority Revenue Series A, 5.00%, 3/1/2028	240,000	302,287
FLORIDA — 5.3%
County of Miami-Dade FL Aviation Revenue Series A, AMT,5.00%, 10/1/2029	210,000	236,754
Florida Development Finance Corp. Revenue 5.00%, 11/15/2024	500,000	571,122
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2029	245,000	293,471
State of Florida Revenue Series B, 5.00%, 6/1/2029	1,000,000	1,292,580
		2,393,927
GEORGIA — 2.8%
Georgia, State General Obligation Series A, 5.00%, 7/1/2028	1,000,000	1,275,604
GUAM — 0.8%
Territory of Guam Revenue Series A, 5.00%, 11/1/2035	300,000	377,363
ILLINOIS — 7.2%
Chicago Board of Education, General Obligation:
5.00%, 12/1/2035	300,000	375,084

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2036	$300,000	$374,192
Chicago Transit Authority Capital Grant Receipts Revenue 5.00%, 6/1/2024	150,000	167,755
Chicago, IL, O'Hare International Airport Revenue Series B, 5.00%, 1/1/2029	160,000	182,412
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2029	360,000	435,567
State of Illinois Revenue:
4.00%, 3/1/2038	730,000	839,021
5.00%, 12/1/2031	150,000	178,758
State of Illinois Sales Tax Revenue 5.00%, 6/15/2026	565,000	672,414
		3,225,203
INDIANA — 0.9%
Indiana, State Finance Authority Revenue 4.13%, 12/1/2026	350,000	385,478
KENTUCKY — 0.2%
Kentucky, Economic Development Finance Authority Revenue Series A, 4.25%, 7/1/2035	100,000	107,215
MARYLAND — 3.1%
State of Maryland Department of Transportation Revenue:
AMT5.00%, 8/1/2027	250,000	306,951
AMT5.00%, 8/1/2028	400,000	500,995
AMT5.00%, 8/1/2030	200,000	257,752
AMT5.00%, 8/1/2031	250,000	327,954
		1,393,652
MASSACHUSETTS — 1.3%
Massachusetts Development Finance Agency Revenue VRN,0.45%, 7/1/2041 (a)	90,000	89,591
The Commonwealth of Massachusetts Transportation Fund Revenue 5.00%, 6/1/2026	400,000	481,674
		571,265
MICHIGAN — 0.3%
Michigan, State Finance Authority Revenue 5.00%, 11/1/2034	110,000	137,516
MINNESOTA — 3.1%
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series C, 5.00%, 12/1/2028	1,000,000	1,282,604
Security Description	Principal Amount	Value
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	$100,000	$126,124
		1,408,728
MISSISSIPPI — 0.3%
State of Mississippi Revenue 5.00%, 10/15/2028	100,000	115,770
MISSOURI — 0.3%
City of State Louis MO Airport Revenue 5.00%, 7/1/2029	100,000	128,454
NEW JERSEY — 3.5%
New Jersey Economic Development Authority Revenue 5.00%, 6/15/2031	1,000,000	1,266,126
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 6/15/2025	245,000	284,034
		1,550,160
NEW YORK — 19.1%
City of New York NY, General Obligation 4.00%, 8/1/2037	1,000,000	1,185,564
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 8/1/2025	300,000	351,760
5.00%, 8/1/2027	120,000	135,507
Series A-1, 5.00%, 11/1/2023	1,430,000	1,571,412
New York, State Dormitory Authority Revenue, State Supported Debt:
4.00%, 10/1/2025 (b)	850,000	965,960
Series B-GRP B, 5.00%, 2/15/2034	300,000	343,059
Series E, 5.25%, 3/15/2033	400,000	470,144
New York, State Environmental Facilities Corp., Revenue 5.00%, 6/15/2025	565,000	660,360
New York, State Urban Development Corp., Revenue Series A, 5.00%, 3/15/2026	1,000,000	1,194,802
Port Authority of New York & New Jersey Revenue AMT,5.00%, 10/15/2029	500,000	602,252
Triborough Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/1/2025	85,000	100,401
Series C-1A, 5.00%, 5/15/2051	225,000	285,045
Series C-3, 3.00%, 5/15/2051	445,000	461,828
Series C-3, 4.00%, 5/15/2051	200,000	232,820
		8,560,914
NORTH CAROLINA — 0.3%
North Carolina, State Revenue Series B, 5.00%, 5/1/2027	120,000	148,291

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 2.4%
State of Ohio 5.00%, 1/1/2029 (c)	$850,000	$1,079,234
OREGON — 3.0%
Medford Hospital Facilities Authority Revenue Series A, 5.00%, 8/15/2032	900,000	1,160,419
Oregon, State General Obligation 1.02%, 5/1/2026	185,000	183,313
		1,343,732
PENNSYLVANIA — 2.5%
City of Philadelphia PA Airport Revenue Series B, AMT,5.00%, 7/1/2032	750,000	902,766
Pennsylvania Economic Development Financing Authority Revenue Series A, 5.00%, 2/1/2025	100,000	112,832
Pennsylvania, State General Obligation 5.00%, 3/15/2027	100,000	115,550
		1,131,148
SOUTH CAROLINA — 1.4%
Grand Strand Water & Sewer Authority Revenue Series A, 5.00%, 6/1/2027	520,000	642,379
TENNESSEE — 1.2%
New Memphis Arena Public Building Authority Revenue Zero Coupon, 4/1/2030	530,000	549,361
TEXAS — 7.3%
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2027 (b)	1,000,000	1,224,570
Houston of Harris County, TX, Port Authority General Obligation Series A, AMT,5.00%, 10/1/2027	260,000	322,872
Lake Houston Redevelopment Authority Revenue 3.00%, 9/1/2034	375,000	399,730
New Hope, Cultural Education Facilities Corp. Revenue:
Series A-1, 5.25%, 1/1/2042	335,000	330,453
Series A-1, 5.50%, 1/1/2057	320,000	312,666
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027 (b)	215,000	256,367
Texas, State General Obligation 5.00%, 8/1/2026	250,000	282,684
University of Texas, Revenue 5.00%, 8/15/2027	100,000	123,922
		3,253,264
Security Description	Principal Amount	Value
UTAH — 2.9%
Vineyard Redevelopment Agency:
5.00%, 5/1/2024 (b)	$350,000	$390,783
5.00%, 5/1/2027 (b)	325,000	395,460
5.00%, 5/1/2029 (b)	400,000	506,785
		1,293,028
VIRGINIA — 1.5%
Hampton Roads Transportation Accountability Commission Revenue Series A, 5.00%, 7/1/2026	575,000	693,231
WASHINGTON — 0.4%
Washington, State General Obligation 5.00%, 8/1/2029	150,000	180,650
WISCONSIN — 3.6%
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 10/15/2027	350,000	432,504
5.00%, 10/15/2028	850,000	1,075,762
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2027	100,000	122,844
		1,631,110
TOTAL MUNICIPAL BONDS & NOTES (Cost $42,678,672)		42,374,271
	Shares
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $1,774,764)	1,774,764	1,774,764
TOTAL INVESTMENTS — 98.4% (Cost $44,453,436)		44,149,035
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		720,525
NET ASSETS — 100.0%		$44,869,560
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	6.2%
Permanent School Fund Guaranteed	3.3%

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$42,374,271	$—	$42,374,271
Short-Term Investment	1,774,764	—	—	1,774,764
TOTAL INVESTMENTS	$1,774,764	$42,374,271	$—	$44,149,035
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,374,817	$1,374,817	$10,601,974	$10,202,027	$—	$—	1,774,764	$1,774,764	$111
See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 37.2%
AUSTRALIA — 0.3%
FMG Resources August 2006 Pty, Ltd. 4.50%, 9/15/2027 (a)	$100,000	$105,706
CANADA — 1.2%
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	40,000	41,402
MEG Energy Corp. 7.13%, 2/1/2027 (a)	100,000	105,028
New Gold, Inc. 7.50%, 7/15/2027 (a)	45,000	46,346
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	50,000	49,559
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	45,000	45,810
Tervita Corp. 11.00%, 12/1/2025 (a)	65,000	73,603
		361,748
GERMANY — 1.2%
Deutsche Bank AG:
SOFR + 0.72%, 3.04%, 5/28/2032 (b)	150,000	153,060
VRN, USD 5 year swap rate + 4.358%, 4.79%, 4/30/2025 (b)	200,000	201,622
		354,682
ITALY — 1.7%
Intesa Sanpaolo SpA 4.95%, 6/1/2042 (a)	200,000	206,984
Telecom Italia Capital SA 7.72%, 6/4/2038	45,000	57,691
UniCredit SpA 5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	200,000	242,040
		506,715
SPAIN — 1.4%
Banco Santander SA:
3.49%, 5/28/2030	200,000	214,498
VRN, USISDA05 + 4.989%, 7.50%, 2/8/2024 (b)	200,000	218,000
		432,498
UNITED STATES — 31.4%
Academy, Ltd. 6.00%, 11/15/2027 (a)	45,000	48,574
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,000	10,066
ACProducts, Inc. Zero Coupon%, 5/17/2028 (b) (c)	239,700	239,615
Security Description	Principal Amount	Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.88%, 2/15/2030 (a)	$120,000	$129,592
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	45,000	45,889
Ambience Merger Sub, Inc. 7.13%, 7/15/2029 (a)	25,000	24,826
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	95,000	98,694
Arconic Corp. 6.13%, 2/15/2028 (a)	95,000	100,682
Athene Global Funding 2.65%, 10/4/2031	150,000	149,980
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	95,000	100,082
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (a)	55,000	57,348
Bath & Body Works, Inc.:
6.75%, 7/1/2036	40,000	49,801
7.50%, 6/15/2029	25,000	28,410
Blue Owl Finance LLC Co. 4.13%, 10/7/2051	150,000	150,000
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	35,000	36,100
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	45,000	46,838
Broadcom, Inc. 3.50%, 2/15/2041 (a)	145,000	143,836
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	50,000	47,283
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	50,000	56,193
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	35,000	36,883
Calpine Corp. 4.63%, 2/1/2029 (a)	80,000	78,830
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	50,000	54,613
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	40,000	41,224
4.75%, 3/1/2030 (a)	190,000	198,616
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	30,000	30,237
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	100,000	102,509

See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chemours Co. 4.63%, 11/15/2029 (a)	$60,000	$58,600
Citigroup, Inc. 4.65%, 7/23/2048	115,000	148,597
Cleveland-Cliffs, Inc. 9.88%, 10/17/2025 (a)	35,000	40,160
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	50,000	52,282
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	45,000	47,989
Covanta Holding Corp. 5.88%, 7/1/2025	50,000	51,631
Credit Acceptance Corp. 6.63%, 3/15/2026	95,000	99,296
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.00%, 2/1/2029 (a)	65,000	68,054
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	50,000	51,276
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	90,000	97,618
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	45,000	47,196
CVS Health Corp. 5.05%, 3/25/2048	115,000	148,304
DaVita, Inc. 4.63%, 6/1/2030 (a)	70,000	72,055
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	20,000	22,572
Elastic NV 4.13%, 7/15/2029 (a)	50,000	50,095
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	30,000	32,761
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	40,000	41,062
Endeavor Energy Resources L.P./EER Finance, Inc. 5.75%, 1/30/2028 (a)	100,000	105,292
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	65,000	69,223
EnLink Midstream Partners L.P.:
4.40%, 4/1/2024	85,000	88,344
5.45%, 6/1/2047	20,000	19,201
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	45,000	46,146
FirstEnergy Corp. Series C, 5.35%, 7/15/2047	50,000	60,966
Ford Motor Co. 9.63%, 4/22/2030	130,000	184,370
Security Description	Principal Amount	Value
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	$50,000	$51,504
Frontier Communications Holdings LLC 5.88%, 11/1/2029	50,000	50,795
General Motors Financial Co., Inc. Series C, 5.70%, 9/30/2030 (b)	125,000	143,980
Gray Television, Inc. 4.75%, 10/15/2030 (a)	40,000	39,328
Gulfport Energy Operating Corp. 8.00%, 5/17/2026	45,000	49,208
HCA, Inc. 5.63%, 9/1/2028	145,000	172,530
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	50,000	52,458
Hexion, Inc. 7.88%, 7/15/2027 (a)	25,000	26,740
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	80,000	82,998
Howmet Aerospace, Inc. 5.95%, 2/1/2037	45,000	56,200
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	50,000	49,085
Hyatt Hotels Corp. 5.75%, 4/23/2030	125,000	149,705
iHeartCommunications, Inc. 8.38%, 5/1/2027	40,000	42,730
Imola Merger Corp. 4.75%, 5/15/2029 (a)	35,000	36,228
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	45,000	46,548
Iron Mountain, Inc.:
5.00%, 7/15/2028 (a)	65,000	67,839
5.63%, 7/15/2032 (a)	55,000	59,099
iStar, Inc. 4.25%, 8/1/2025	100,000	103,857
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	125,000	135,537
Juniper Networks, Inc. 2.00%, 12/10/2030	155,000	148,498
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	25,000	25,278
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	110,000	114,940
Laredo Petroleum, Inc. 9.50%, 1/15/2025	50,000	52,226
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	38,887
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	50,000	50,776

See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc. 2.80%, 9/15/2041	$155,000	$150,747
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	50,000	51,838
Lumen Technologies, Inc. Series U, 7.65%, 3/15/2042	40,000	45,072
Madison IAQ LLC 5.88%, 6/30/2029 (a)	10,000	10,111
Meredith Corp. 6.88%, 2/1/2026	30,000	31,034
Meritage Homes Corp. 3.88%, 4/15/2029 (a)	85,000	89,235
MGIC Investment Corp. 5.25%, 8/15/2028	90,000	95,963
Michaels Cos., Inc. 7.88%, 5/1/2029 (a)	35,000	36,296
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	50,000	51,459
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	50,000	51,847
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	45,000	45,677
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	155,000	151,610
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	10,000	9,420
MSCI, Inc. 3.88%, 2/15/2031 (a)	110,000	115,397
Murphy Oil Corp.:
5.88%, 12/1/2027	75,000	78,121
6.38%, 7/15/2028	30,000	31,743
Murphy Oil USA, Inc. 4.75%, 9/15/2029	10,000	10,630
Navient Corp. Series MTN, 5.63%, 8/1/2033	40,000	37,907
NCR Corp. 5.13%, 4/15/2029 (a)	55,000	56,729
NextEra Energy Operating Partners L.P. 4.25%, 7/15/2024 (a)	100,000	105,887
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	45,000	48,293
Novelis Corp. 4.75%, 1/30/2030 (a)	20,000	21,038
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	110,000	117,318
Olin Corp. 5.00%, 2/1/2030	100,000	106,041
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	15,000	16,070
Security Description	Principal Amount	Value
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a)	$50,000	$48,031
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	25,000	26,851
Penn Virginia Escrow LLC 9.25%, 8/15/2026 (a)	35,000	35,495
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	50,000	51,112
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	100,000	106,052
Range Resources Corp. 9.25%, 2/1/2026	10,000	10,904
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	65,000	67,637
SBA Communications Corp. 4.88%, 9/1/2024	70,000	71,275
Seagate HDD Cayman 5.75%, 12/1/2034	50,000	58,615
Sealed Air Corp. 6.88%, 7/15/2033 (a)	45,000	58,789
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	30,000	30,690
SM Energy Co. 6.63%, 1/15/2027	55,000	56,365
Sofi Technologies, Inc. 0.01%, 10/15/2026 (a)	110,000	112,611
Southwestern Energy Co. 7.75%, 10/1/2027	100,000	108,019
Staples, Inc. 7.50%, 4/15/2026 (a)	40,000	40,565
Station Casinos LLC 4.50%, 2/15/2028 (a)	30,000	30,493
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	50,000	50,911
Talen Energy Supply LLC 6.63%, 1/15/2028 (a)	40,000	37,375
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 6.00%, 9/1/2031 (a)	50,000	50,489
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 6.88%, 1/15/2029	115,000	128,963
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	95,000	97,870
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	10,000	10,157
6.75%, 6/15/2023	95,000	102,319
Tenneco, Inc. 7.88%, 1/15/2029 (a)	50,000	55,840
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	25,000	26,472

See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tronox, Inc. 6.50%, 5/1/2025 (a)	$50,000	$52,510
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	20,000	21,649
Urban One, Inc. 7.38%, 2/1/2028 (a)	45,000	48,268
Valvoline, Inc. 3.63%, 6/15/2031 (a)	80,000	79,363
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	30,000	31,654
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	50,000	50,830
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	95,000	95,683
VMware, Inc. 2.20%, 8/15/2031	155,000	151,737
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	25,000	25,306
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	35,000	36,867
Western Midstream Operating L.P. 6.50%, 2/1/2050	25,000	29,404
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	50,000	52,188
Zayo Group Holdings, Inc. 6.13%, 3/1/2028 (a)	40,000	40,551
		9,412,178
TOTAL CORPORATE BONDS & NOTES (Cost $11,212,582)		11,173,527
SENIOR FLOATING RATE LOANS — 18.6%
ADVERTISING SERVICES — 0.5%
Terrier Media Buyer, Inc. Senior Secured 2021 Term Loan, 12/17/2026 (b) (c)	150,000	149,864
AIRLINES — 2.3%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 4/20/2028 (b) (c)	215,000	222,569
Air Canada Senior Secured 2021 Term Loan B, 8/11/2028 (b) (c)	90,000	90,487
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 10/20/2027 (b) (c)	140,000	149,092
Security Description	Principal Amount	Value
United Airlines, Inc. Senior Secured 2021 Term Loan B, 4/21/2028 (b) (c)	$225,000	$227,059
		689,207
AUTO COMPONENTS — 0.5%
USI, Inc. Senior Secured 2017 Repriced Term Loan, 5/16/2024 (b) (c)	150,000	149,170
BEVERAGES — 0.3%
City Brewing Company, LLC Senior Secured Closing Date Term Loan, 4/5/2028 (b) (c)	105,000	104,256
BUILDING PRODUCTS — 0.3%
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 11/23/2027 (b) (c)	105,000	104,815
CABLE/SATELLITE TV — 0.5%
UPC Broadband Holding B.V. Senior Secured 2021 EUR Term Loan AY, 1/31/2029 (b) (c)	130,000	149,921
CHEMICALS — 0.7%
Illuminate Buyer, LLC Senior Secured 2021 Term Loan, 6/30/2027 (b) (c)	120,000	119,984
NIC Acquisition Corp. Senior Secured Term Loan, 12/29/2027 (b) (c)	90,000	90,075
		210,059
COMMERCIAL SERVICES & SUPPLIES — 0.8%
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 7/28/2028 (b) (c)	150,000	150,643
Prime Security Services Borrower, LLC Senior Secured 2021 Term Loan, 9/23/2026 (b) (c)	90,000	90,005
		240,648
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc. Senior Secured 2019 Term Loan B, 4/6/2026 (b) (c)	150,000	149,547
CONTAINERS & PACKAGING — 0.4%
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 8/4/2027 (b) (c)	120,000	120,050

See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.4%
Ascend Learning LLC Senior Secured 2017 Term Loan B, 7/12/2024 (b) (c)	$105,000	$105,084
DIVERSIFIED FINANCIAL SERVICES — 1.3%
DirecTV Financing, LLC Senior Secured Term Loan, 7/22/2027 (b) (c)	375,000	375,664
ELECTRICAL EQUIPMENT — 0.4%
Gates Global LLC Senior Secured 2021 Term Loan B3, 3/31/2027 (b) (c)	120,000	119,977
ENERGY EQUIPMENT & SERVICES — 0.3%
Carnival Corporation Senior Secured USD Term Loan B, 6/30/2025 (b) (c)	105,000	104,639
FINANCE-CREDIT CARD — 0.4%
Paysafe Group Holdings II Limited Senior Secured USD Term Loan B1, 6/28/2028 (b) (c)	120,000	118,920
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Agiliti Health, Inc Senior Secured 2020 Incremental Term Loan, 1/4/2026 (b) (c)	105,000	104,869
INSURANCE — 0.3%
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 12/31/2025 (b) (c)	90,000	89,388
INTERNET & CATALOG RETAIL — 0.4%
Endure Digital, Inc. Senior Secured Term Loan, 2/10/2028 (b) (c)	120,000	119,535
INTERNET & TELECOM — 0.3%
Arches Buyer, Inc. Senior Secured 2021 Term Loan B, 12/6/2027 (b) (c)	105,000	104,598
IT SERVICES — 0.7%
CoreLogic, Inc. Senior Secured Term Loan, 6/2/2028 (b) (c)	195,000	195,041
Security Description	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.4%
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 8/21/2026 (b) (c)	$120,000	$117,703
MEDIA — 0.3%
MH Sub I, LLC Senior Secured 2017 1st Lien Term Loan, 9/13/2024 (b) (c)	105,000	104,827
PHARMACEUTICALS — 0.4%
Jazz Financing Lux S.a.r.l. Senior Secured USD Term Loan, 5/5/2028 (b) (c)	105,000	105,263
PROFESSIONAL SERVICES — 1.8%
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 2/6/2026 (b) (c)	195,000	195,095
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 8/31/2028 (b) (c)	135,000	134,460
Solenis Holdings LLC Senior Secured 2021 USD Term Loan B, 9/21/2028 (b) (c)	225,000	224,976
		554,531
RETAIL-BUILDING PRODUCTS — 0.6%
LBM Acquisition LLC Senior Secured Term Loan B, 12/17/2027 (b) (c)	105,000	104,169
Park River Holdings, Inc. Senior Secured Term Loan, 12/28/2027 (b) (c)	90,000	89,747
		193,916
RETAIL-RESTAURANTS — 0.7%
IRB Holding Corp Senior Secured 2020 Term Loan B, 2/5/2025 (b) (c)	195,000	195,000
SOFTWARE — 1.1%
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 10/30/2026 (b) (c)	120,000	119,837
RealPage, Inc Senior Secured 1st Lien Term Loan, 4/24/2028 (b) (c)	90,000	89,822
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 12/17/2027 (b) (c)	46,260	46,079

See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B2, 12/17/2027 (b) (c)	$73,740	$73,452
		329,190
SPECIALTY RETAIL — 1.3%
At Home Group, Inc. Senior Secured Term Loan B, 7/24/2028 (b) (c)	75,000	75,234
Michaels Companies, Inc. Senior Secured 2021 Term Loan B, 4/15/2028 (b) (c)	210,000	210,452
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 6/2/2028 (b) (c)	90,000	90,094
		375,780
TRANSPORTATION INFRASTRUCTURE — 0.3%
First Student Bidco, Inc.:
Senior Secured Term Loan B, 7/21/2028 (b) (c)	76,691	76,365
Senior Secured Term Loan C, 7/21/2028 (b) (c)	28,309	28,189
		104,554
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,590,018)		5,586,016
	Shares
SHORT-TERM INVESTMENT — 70.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $21,150,375)	21,150,375	21,150,375
TOTAL INVESTMENTS — 126.3% (Cost $37,952,975)		37,909,918
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.3)%		(7,895,194)
NET ASSETS — 100.0%		$30,014,724

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At September 30, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD149,608	EUR129,000	10/04/2021	$(103)
Standard Chartered Bank	EUR129,000	USD149,803	10/04/2021	298
See accompanying notes to schedule of investments.

SPDR® LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	EUR129,000	USD149,695	11/04/2021	$—
Total				$195

EUR	Euro
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$11,173,527	$—	$11,173,527
Senior Floating Rate Loans	—	5,586,016	—	5,586,016
Short-Term Investment	21,150,375	—	—	21,150,375
TOTAL INVESTMENTS	$21,150,375	$16,759,543	$—	$37,909,918
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	298	—	—	298
TOTAL OTHER FINANCIAL INSTRUMENTS:	$298	$—	$—	$298
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	(103)	—	—	(103)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(103)	$—	$—	$(103)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$1,491,148	$—	$—	$(3,091)	32,335	$1,488,057	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	30,060,000	8,909,625	—	—	21,150,375	21,150,375	51
Total		$—	$31,551,148	$8,909,625	$—	$(3,091)		$22,638,432	$51
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Valuation
Each Portfolio's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of September 30, 2021, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Loan Agreements
The Blackstone Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR® Loomis Sayles Opportunistic Bond ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2021 are disclosed in the Portfolios' or Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Portfolio's or Fund's at www.ssga.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.